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                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            VA LARGE VALUE PORTFOLIO

                        VA INTERNATIONAL VALUE PORTFOLIO

                        VA INTERNATIONAL SMALL PORTFOLIO

                         VA SHORT-TERM FIXED PORTFOLIO

                            VA GLOBAL BOND PORTFOLIO

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2002
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT

                               TABLE OF CONTENTS
                                  (UNAUDITED)

                                                              PAGE
                                                              -----
Schedules of Investments
    VA Small Value Portfolio................................      1
    VA Large Value Portfolio................................     15
    VA International Value Portfolio........................     17
    VA International Small Portfolio........................     22

Statements of Net Assets
    VA Short-Term Fixed Portfolio...........................     32
    VA Global Bond Portfolio................................     33

Statements of Assets and Liabilities
    VA Small Value Portfolio................................     35
    VA Large Value Portfolio................................     35
    VA International Value Portfolio........................     36
    VA International Small Portfolio........................     36

Statements of Operations....................................     37

Statements of Changes in Net Assets.........................     39

Financial Highlights........................................     42

Notes to Financial Statements...............................     45

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (96.9%)
 *24/7 Media, Inc......................................      2,000     $       510
 *3TEC Energy Corp.....................................      1,500          22,567
 *A.C. Moore Arts & Crafts, Inc........................        300          12,763
 *#Aames Financial Corp................................        560             451
 AAR Corp..............................................      3,000          34,320
 ABC Bancorp...........................................      1,200          17,694
 *Abraxas Petroleum Corp...............................      1,000             750
 *Acceptance Insurance Companies, Inc..................      1,500           6,900
 *#Accrue Software, Inc................................      2,000             470
 Aceto Corp............................................        660           7,128
 *Aclara Biosciences, Inc..............................      3,700           7,640
 *Acme Communications, Inc.............................      1,600          16,440
 *Acme Metals, Inc.....................................      1,000              13
 *ACT Teleconferencing, Inc............................        600           2,136
 *Active Power, Inc....................................      4,200          18,375
 Acuity Brands, Inc....................................      1,700          28,730
 *ADE Corp.............................................      1,000          12,005
 *Adept Technology, Inc................................      1,700           4,573
 *Advance Lighting Technologies, Inc...................      1,000           1,135
 Advanced Marketing Services, Inc......................        187           3,272
 Advanta Corp. Class A.................................      1,000          13,890
 Advanta Corp. Class B Non-Voting......................      2,000          27,300
 *Aehr Test Systems....................................      1,000           5,775
 *AEP Industries, Inc..................................        500          17,362
 *Aerovox, Inc.........................................        400               3
 *Aether Systems, Inc..................................      4,300          15,501
 *Aetrium, Inc.........................................      1,200           2,538
 *Aftermarket Technology Corp..........................        900          21,267
 *Agco Corp............................................      6,300         130,725
 *Agile Software Corp..................................      1,400          11,690
 *AHL Services, Inc....................................      1,700           3,357
 *AHT Corp.............................................      1,000               3
 *Air Methods Corp.....................................        300           3,450
 Airborne, Inc.........................................      5,300         119,621
 *Airgas, Inc..........................................      8,600         140,180
 *AirGate PCS, Inc.....................................      2,600          29,926
 *Airnet Communications Corp...........................        200             260
 *Airnet Systems, Inc..................................        600           5,040
 *Airspan Networks, Inc................................      2,700           2,902
 *AK Steel Holding Corp................................      4,400          61,468
 *Akamai Technologies, Inc.............................      7,100          14,271
 Alamo Group, Inc......................................      1,200          20,160
 *Alamosa Holdings, Inc................................        400           1,732
 *Alaska Air Group, Inc................................      4,000         111,400
 *Alaska Communications Systems Group, Inc.............      1,700          11,730
 *Aldila, Inc..........................................      1,300           1,098
 Alexander & Baldwin, Inc..............................      4,600         126,569
 *Alexion Pharmaceuticals, Inc.........................      1,900          29,915
 Alico, Inc............................................      1,200          34,176
 *All American Semiconductor, Inc......................        260             901
 *#Allegiance Telecom, Inc.............................      8,600           9,933
 Allegiant Bancorp, Inc................................        100           1,742
 *Allen Telecom, Inc...................................      3,000          15,750
 *Alliance Semiconductor Corp..........................      4,000          35,320
                                                            SHARES           VALUE+
                                                            ------           ------

 *Allied Healthcare Products, Inc......................      1,700     $     8,491
 *Allied Holdings, Inc.................................      1,200           6,300
 *Allied Research Corp.................................        300           6,582
 *Allou Health & Beauty Care, Inc. Class A.............        500           3,970
 *Allsctipts Healthcare Solutions, Inc.................      2,600          11,583
 *Alltrista Corp.......................................      1,000          37,140
 *Alpha Technologies Group, Inc........................        520           1,287
 *Alphanet Solutions, Inc..............................      1,200           2,364
 Alpharma, Inc. Class A................................      3,600          74,340
 *#Alterra Healthcare Corp.............................      3,000             270
 *Ambassadors Group, Inc...............................      1,100          16,995
 *Ambassadors, Inc.....................................      1,100          10,136
 *AMC Entertainment, Inc...............................      1,300          18,967
 *Amcast Industrial Corp...............................        700           2,681
 Amcol International Corp..............................      2,800          16,100
 *Amerco, Inc..........................................      2,500          40,225
 *America West Holdings Corp. Class B..................      3,800          11,590
 *#American Aircarriers Support, Inc...................      1,000               1
 *American Classic Voyages Co..........................      2,100               2
 American Greetings Corp. Class A......................      5,800         119,886
 *American Healthways, Inc.............................        450          11,466
 *American Homestar Corp...............................      1,400               5
 *American Medical Security Group, Inc.................      1,800          34,380
 *American Pacific Corp................................        700           7,371
 *American Physicians Capital, Inc.....................      1,000          16,690
 *American Physicians Services Group, Inc..............        500           2,007
 *American Retirement Corp.............................      2,200           6,688
 *American Software, Inc. Class A......................      1,800           6,273
 *American Superconductor Corp.........................      3,000          21,465
 *American Technical Ceramics Corp.....................        200           1,320
 *American Tower Corp..................................     14,200          53,960
 *America's Car-Mart, Inc..............................      1,000          14,680
 *#Ameripath, Inc......................................      1,000          29,545
 AmeriServe Financial, Inc.............................      1,700           8,542
 *Ameristar Casinos, Inc...............................      1,100          32,230
 Ameron, Inc...........................................        300          21,360
 AmerUs Group Co.......................................      3,000         106,350
 *#Ames Department Stores, Inc.........................      2,200             297
 Ampco-Pittsburgh Corp.................................      1,400          16,730
 *Amrep Corp...........................................        600           4,740
 *Amresco, Inc.........................................      1,120               4
 *Amtran, Inc..........................................        800           8,940
 *Amwest Insurance Group, Inc..........................      1,000               8
 *Anadigics, Inc.......................................        200           2,155
 Analogic Corp.........................................        100           4,373
 Analysts International Corp...........................      2,900          14,108
 Andersons, Inc........................................      1,000          12,445
 Angelica Corp.........................................        600          10,290
 *#Anicom, Inc.........................................      2,500               2
 *AnswerThink Consulting Group, Inc....................        400           2,090
 *APA Optics, Inc......................................        800           1,760
 Apogee Enterprises, Inc...............................      2,400          33,504
 *Applica, Inc.........................................      2,200          22,352

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Applied Extrusion Technologies, Inc..................      2,000     $    13,000
 *Applied Graphics Technologies, Inc...................        800             424
 Applied Industrial Technologies, Inc..................      2,000          39,500
 *Applied Innovation, Inc..............................      1,600           6,928
 *Applied Signal Technologies, Inc.....................        900          10,579
 *Apropos Technology, Inc..............................      1,300           2,957
 *Arch Capital Group, Ltd..............................      1,500          44,467
 Arch Chemicals, Inc...................................      3,500          81,375
 Arch Coal, Inc........................................      1,000          23,500
 Arctic Cat, Inc.......................................      1,400          28,007
 *Arena Pharmaceuticals, Inc...........................      2,800          21,210
 Argonaut Group, Inc...................................      2,600          55,627
 *Argonaut Technologoes, Inc...........................        400             544
 *#Ariba, Inc..........................................     20,600          60,873
 *Arkansas Best Corp...................................      2,400          59,100
 *Arlington Hospitality, Inc...........................        400           1,238
 *#Armstrong Holdings, Inc.............................      5,400          16,524
 *Arqule, Inc..........................................      2,200          18,975
 *Arris Group, Inc.....................................        500           3,247
 *Artesyn Technologies, Inc............................      2,300          17,411
 *Asante Technologies, Inc.............................        400              90
 *Ascential Software Corp..............................     26,300          80,346
 *Ashworth, Inc........................................      2,500          22,487
 *Aspect Communications Corp...........................      3,700          17,556
 *Astea International, Inc.............................      1,200           1,074
 *Astec Industries, Inc................................      1,400          23,674
 *Asyst Technologies, Inc..............................        100           1,701
 *Atchison Casting Corp................................        200              86
 *Atlantic American Corp...............................      1,900           4,930
 *Atlantis Plastics, Inc...............................        200           1,048
 *Atlas Air, Inc.......................................      3,900          33,462
 *ATP Oil & Gas Corp...................................        700           2,604
 *Atrion Corp..........................................        200           6,264
 *ATS Medical, Inc.....................................      1,700           2,813
 *Audio Visual Services Corp...........................      3,600               6
 *Audiovox Corp. Class A...............................      2,000          15,650
 *Aurora Foods, Inc....................................      7,200          14,472
 *Autoimmune, Inc......................................      1,100             984
 *#Avado Brands, Inc...................................      2,600           1,144
 *Avalon Holding Corp. Class A.........................        262             736
 *Avanex Corp..........................................      7,100          18,282
 *Avatar Holdings, Inc.................................      1,000          26,100
 *Aviall, Inc..........................................      2,800          26,796
 *Avici System, Inc....................................      1,100           1,903
 *Avid Technology, Inc.................................      1,600          14,600
 *Avigen, Inc..........................................      2,500          21,712
 *#Avteam, Inc. Class A................................      1,500               5
 *Aware, Inc...........................................      2,600           9,633
 *Axeda Systems, Inc...................................      1,700           4,054
 *Axsys Technologies, Inc..............................      1,000           8,130
 *AXT, Inc.............................................      2,700          26,500
 *AZZ, Inc.............................................        200           3,710
 Badger Meter, Inc.....................................        200           6,250
 Bairnco Corp..........................................        900           4,815
 *Baker (Michael) Corp.................................        200           3,096
 Baldwin & Lyons, Inc. Class B.........................        600          13,857
 *Baldwin Piano & Organ Co.............................        300               3
 *Baldwin Technology, Inc. Class A.....................      1,400           2,100
 *Ballantyne Omaha, Inc................................      1,500           1,312
 *Bally Total Fitness Holding Corp.....................      3,300          68,145
 *Bancinsurance Corp...................................        625           3,262
 Bandag, Inc...........................................        800          25,600
                                                            SHARES           VALUE+
                                                            ------           ------

 Bandag, Inc. Class A..................................      1,000     $    28,100
 *Bank United Financial Corp. Class A..................      3,200          57,040
 BankAtlantic Bancorp, Inc. Class A....................        796           8,875
 Banner Corp...........................................      1,573          34,441
 *Barry (R.G.) Corp....................................      1,300           7,475
 Bassett Furniture Industries, Inc.....................      2,200          41,140
 *Bay View Capital Corp................................      6,400          43,456
 *Bayou Steel Corp. Class A............................      1,900           1,140
 *Beazer Homes USA, Inc................................        738          57,726
 *BEI Electronics, Inc.................................      1,400           9,541
 *Bel Fuse, Inc. Class A...............................        200           4,944
 *Bell Industries, Inc.................................      1,860           3,590
 *Bell Microproducts, Inc..............................      1,850          19,110
 *Benchmark Electronics, Inc...........................      1,200          36,000
 Berkley (W.R.) Corp...................................        700          41,279
 *#Bethlehem Steel Corp................................     11,000           4,400
 *Beverly Enterprises..................................     12,700          99,187
 *Big 4 Ranch, Inc.....................................        300               0
 Big Lots, Inc.........................................      7,900         141,410
 *Biocryst Pharmaceuticals, Inc........................      1,500           4,560
 *Bionx Implants, Inc..................................      1,300           7,020
 *Bio-Rad Laboratories, Inc. Class A...................        200           8,852
 *Biosource International, Inc.........................      1,000           6,125
 *Birmingham Steel Corp................................      1,100             429
 Blair Corp............................................      1,500          34,395
 *#Blue Rhino Corp.....................................        100           1,228
 *Bluegreen Corp.......................................      2,500           9,675
 BMC Industries, Inc...................................      4,100           5,125
 *BNS Co. Class A......................................        240             562
 Bob Evans Farms, Inc..................................      2,700          82,660
 *Boca Resorts, Inc....................................      4,700          60,724
 *Bogen Communications International, Inc..............      1,000           3,135
 *Bolt Technology Corp.................................        300           1,365
 *Bombay Co., Inc......................................      5,400          26,946
 *Bon-Ton Stores, Inc..................................      1,900           7,980
 *Books-a-Million, Inc.................................      2,700          10,719
 *Boron, Lepore and Associates, Inc....................      1,100          17,528
 *Boston Communications Group, Inc.....................      2,200          19,360
 Bostonfed Bancorp, Inc................................      1,000          30,500
 *Bottomline Technologies, Inc.........................      1,000           7,405
 Bowne & Co., Inc......................................      3,600          52,020
 *Boyd Gaming Corp.....................................      4,100          59,901
 *Brass Eagle, Inc.....................................        500           3,025
 *Braun Consulting, Inc................................      1,900           9,528
 *Brightpoint, Inc.....................................      3,000           1,065
 *BrightStar Information Technology Group, Inc.........      1,400             129
 *Broadwing, Inc.......................................        100             382
 Brookline Bancorp, Inc................................        700          17,643
 *Brookstone, Inc......................................      1,500          25,440
 *Brooktrout, Inc......................................      1,000           5,395
 *Brown (Tom), Inc.....................................      1,700          46,342
 Brown Shoe Company, Inc...............................      5,600         134,400
 Brush Engineered Materials, Inc.......................      2,000          26,100
 BSB Bancorp, Inc......................................      1,000          29,930
 *BSQUARE Corp.........................................      3,700           8,639
 *BTU International, Inc...............................      1,700           7,896
 *Buckeye Technology, Inc..............................      3,600          37,404
 *Building Materials Holding Corp......................      1,500          22,942
 Burlington Coat Factory Warehouse Corp................      5,500         125,950

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Butler International, Inc............................      1,000     $     2,380
 Butler Manufacturing Co...............................      1,000          25,460
 *BWAY Corp............................................      1,000          15,600
 Cabot Oil & Gas Corp. Class A.........................      3,000          68,850
 *CacheFlow, Inc.......................................      2,800           1,708
 Cadmus Communications Corp............................      1,300          16,906
 Calgon Carbon Corp....................................      4,800          40,560
 *Calico Commerce, Inc.................................      1,000             305
 *California Coastal Communities, Inc..................      1,000           4,860
 California First National Bancorp.....................      1,000          14,425
 *Caliper Technologies Corp............................      2,500          18,312
 *Callon Petroleum Corp................................      1,800           9,090
 Cal-Maine Foods, Inc..................................        800           2,840
 *Candela Laser Corp...................................      1,000           5,835
 *Cannondale Corp......................................      1,000           3,090
 *Canterbury Information Technology, Inc...............      1,000             915
 *Capital Crossing Bank................................        900          21,577
 *Capital Pacific Holdings, Inc........................      1,000           4,250
 *Capital Senior Living Corp...........................      3,000          10,170
 *Capital Trust, Inc...................................        200             990
 *Capstone Turbine Corp................................      7,900          19,197
 *Captaris, Inc........................................      3,300           9,553
 Caraustar Industries, Inc.............................      2,500          32,487
 *Carbide/Graphite Group, Inc..........................      1,000               0
 *Carecentric, Inc.....................................         80              43
 Carpenter Technology Corp.............................      3,800         111,150
 *Carreker Corp........................................      1,500          14,640
 *Carriage Services, Inc. Class A......................      2,100           9,093
 *Carrier Access Corp..................................      2,600           6,955
 *Carrington Laboratories, Inc.........................      1,000           1,650
 *Carrizo Oil & Gas, Inc...............................        100             472
 *Cascade Corp.........................................      1,000          14,000
 *Casella Waste Systems, Inc. Class A..................      2,200          25,399
 Casey's General Stores, Inc...........................      5,100          60,817
 Cash America International, Inc.......................      2,700          22,545
 Castle (A.M.) & Co....................................      1,500          15,705
 *Castle Dental Centers, Inc...........................        600              60
 Castle Energy Corp....................................      1,000           6,305
 *Casual Male Corp.....................................      1,700               2
 Catalina Lighting, Inc................................        120             679
 *Catalytica Energy Systems, Inc.......................        600           2,271
 Cato Corp. Class A....................................        400          10,846
 *Cavalier Homes, Inc..................................      3,000          10,320
 CBRL Group, Inc.......................................        500          16,630
 *CDI Corp.............................................      1,100          30,778
 *Celadon Group, Inc...................................      1,000          11,245
 *Celebrity, Inc.......................................        125              37
 *Celeritek, Inc.......................................      1,200          10,068
 *Cell Genesys, Inc....................................      3,700          51,615
 *CellStar Corp........................................      1,000           4,035
 Centex Construction Products, Inc.....................        400          16,708
 *Central Garden & Pet Co..............................      3,100          45,508
 Central Parking Corp..................................      2,400          59,040
 Century Aluminum Co...................................      2,200          35,728
 *Century Business Services, Inc.......................      9,800          33,859
 *Ceradyne, Inc........................................      1,200           9,504
 *Ceres Group, Inc.....................................      3,500          15,137
 CFS Bancorp, Inc......................................      1,000          14,050
 *Champion Enterprises, Inc............................      5,300          42,506
 Champion Industries, Inc..............................      1,000           2,930
 *Champps Entertainment, Inc...........................        400           5,426
                                                            SHARES           VALUE+
                                                            ------           ------

 *Channell Commercial Corp.............................        100     $       655
 *Charming Shoppes, Inc................................     11,400          88,407
 *Chart House Enterprises, Inc.........................        250             937
 *Chart Industries, Inc................................      2,500           6,650
 *Chase Industries, Inc................................      1,000          12,700
 *Checkers Drive-In Restaurant, Inc....................      1,215          14,878
 *Checkpoint System, Inc...............................      4,000          52,560
 Chemed Corp...........................................      1,000          36,700
 Chesapeake Corp.......................................      2,000          55,640
 *Chesapeake Energy Corp...............................      4,880          36,698
 *Chiles Offshore, Inc.................................      2,100          56,595
 *Chromcraft Revington, Inc............................        600           9,282
 *Chronimed, Inc.......................................      1,000           5,770
 *Ciprico, Inc.........................................      1,000           5,320
 CIRCOR International, Inc.............................      1,300          28,613
 *#Circuit City Stores, Inc. (Carmax Group)............      1,600          42,352
 *Circuit Systems, Inc.................................      1,000               7
 *Citizens, Inc. Class A...............................      1,136          10,226
 *City Holding Co......................................      1,600          29,688
 City National Corp....................................         39           2,116
 *CKE Restaurants, Inc.................................      7,600          76,000
 *Clare, Inc...........................................      1,000           4,005
 *Clarus Corp..........................................      2,000          11,990
 Classic Vacation Group, Inc...........................      1,100             110
 *Clean Harbors, Inc...................................        800           6,256
 Cleveland Cliffs, Inc.................................      1,100          31,449
 CNA Surety Corp.......................................        500           7,560
 *CNET Networks, Inc...................................     14,200          44,091
 *CNS, Inc.............................................      2,300          13,489
 Coachmen Industries, Inc..............................      2,000          34,400
 *Coast Dental Services, Inc...........................        333           1,747
 *Coast Distribution System............................        300             900
 Coastal Bancorp, Inc..................................      1,000          32,420
 *Coastcast Corp.......................................      1,000           2,500
 *Cobalt Corp..........................................      2,400          49,320
 *Cobra Electronic Corp................................      1,000           8,415
 *#Coeur d'Alene Mines Corp............................      4,400           8,140
 *Cogent Communications Group, Inc.....................         96             250
 *Cohesion Technologies, Inc...........................      1,200           2,826
 *Cole National Corp. Class A..........................      1,000          18,600
 *Colorado Medtech, Inc................................      1,400           4,473
 *Columbia Banking System, Inc.........................      1,778          20,403
 Columbus McKinnon Corp................................      2,000          19,590
 *Com21, Inc...........................................        300             232
 *Comarco, Inc.........................................        100             777
 *Comdial Corp.........................................        600             225
 *Comforce Corp........................................      2,000           2,400
 *Comfort Systems USA, Inc.............................      3,600          16,920
 *Commerce One, Inc....................................     18,800          13,912
 Commercial Metals Co..................................      1,300          59,670
 Commonwealth Bancorp, Inc.............................      1,500          42,247
 Commonwealth Industries, Inc..........................      2,100          15,151
 Communications Systems, Inc...........................      1,000           8,455
 Community Financial Group, Inc........................        200           4,856
 Community Trust Bancorp, Inc..........................      1,200          30,102
 *Compucom Systems, Inc................................      4,700          18,706
 *CompuCredit Corp.....................................      4,800          33,360
 *Computer Horizons Corp...............................      3,200          13,904
 *#Computer Learning Centers, Inc......................      1,400               2
 *Computer Network Technology Corp.....................      3,100          26,086
 *Computer Task Group, Inc.............................      2,100           9,660

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 CompX International, Inc..............................        200     $     2,480
 *Comshare, Inc........................................      1,000           2,620
 *Comstock Resources, Inc..............................      2,900          23,954
 *Comtech Telecommunications Corp......................      1,000           9,875
 *Concord Camera Corp..................................      3,300          22,836
 *Cone Mills Corp......................................      3,900          13,650
 *Congoleum Corp. Class A..............................      1,000           2,800
 *Conmed Corp..........................................      1,500          35,767
 *#Conseco, Inc........................................     27,700          77,283
 *Consolidated Freightways Corp........................      3,500          11,077
 *Consolidated Graphics, Inc...........................      1,400          28,140
 *Consumer Portfolio Services, Inc.....................      1,000           2,685
 *Convera Corp.........................................      1,900           7,229
 *#Cooker Restaurant Corp..............................        500              47
 Cooper Tire & Rubber Co...............................      6,700         153,028
 *CoorsTek, Inc........................................        700          23,565
 *Corixa Corp..........................................      4,300          28,272
 Corn Products International, Inc......................      4,000         135,600
 *Cornell Companies, Inc...............................      1,000          11,000
 *Correctional Services Corp...........................      1,100           2,475
 *Corrections Corporation of America...................      2,900          47,038
 *Corrpro Companies, Inc...............................        375             450
 Corus Bankshares, Inc.................................      1,000          49,770
 *Corvas International, Inc............................      2,800           7,154
 *#Covanta Energy Corp.................................      3,200             104
 *Covenant Transport, Inc. Class A.....................      2,000          31,660
 *Coventry Health Care, Inc............................      1,000          31,050
 CPAC, Inc.............................................      1,000           7,040
 CPB, Inc..............................................      1,400          59,752
 *Credence Systems Corp................................      2,100          39,805
 *Credit Acceptance Corp...............................      4,800          65,160
 *Crestline Capital Corp...............................      1,600          54,320
 *Criticare Systems, Inc...............................        600           3,333
 Crompton Corp.........................................      5,200          58,864
 *Cross (A.T.) Co. Class A.............................      1,800          13,500
 *#Cross Media Marketing Corp..........................         88           1,055
 *Crossroads Systems, Inc..............................      2,800           4,438
 *Crown Castle International Corp......................      3,800          17,100
 *#Crown Cork & Seal Co., Inc..........................      9,700          80,510
 *Crown Crafts, Inc....................................        700             514
 *Crown-Andersen, Inc..................................        100             617
 *CSK Auto Corp........................................      3,600          57,564
 *CSP, Inc.............................................        266             895
 *CSS Industries, Inc..................................      1,000          36,820
 *CTB International Corp...............................      1,700          28,670
 Cubic Corp............................................      1,450          39,164
 *Culp, Inc............................................      1,000          12,740
 *Cumulus Media, Inc. Class A..........................      2,900          62,422
 *CuraGen Corp.........................................      5,000          40,075
 *Curative Health Services, Inc........................        300           4,179
 *Curis, Inc...........................................      3,000           3,885
 *Cutter & Buck, Inc...................................      1,200           8,406
 *Cybersource Corp.....................................      3,400           7,905
 *Cybex International, Inc.............................      1,400           2,800
 *Cysive, Inc..........................................      2,700           6,439
 *Cytrx Corp...........................................        700             591
 *D A Consulting Group, Inc............................        200             164
 *Daisytek International Corp..........................      1,800          25,587
 *Dan River, Inc. Class A..............................      3,400          13,736
 *Danielson Holding Corp...............................      1,600          10,080
 *Data I/O Corp........................................      1,500           1,792
 *Data Systems & Software, Inc.........................      1,500           5,527
                                                            SHARES           VALUE+
                                                            ------           ------

 *DataTRAK International, Inc..........................        200     $       589
 *Datum, Inc...........................................        300           3,889
 *Dave and Busters, Inc................................      1,400          16,982
 *Daw Technologies, Inc................................        200              85
 *Dawson Geophysical Co................................        300           2,280
 *Deckers Outdoor Corp.................................      1,000           4,605
 *Del Global Technologies Corp.........................        500           1,960
 Delphi Financial Group, Inc. Class A..................      1,520          63,840
 Delta Apparel, Inc....................................        210           5,796
 *#Delta Financial Corp................................      1,600           2,368
 *Delta Woodside Industries, Inc.......................        525           1,234
 *Denali, Inc..........................................      1,100              93
 *Denbury Resources, Inc...............................      1,900          17,632
 *Department 56, Inc...................................      1,500          27,000
 *Designs, Inc.........................................      1,300           9,217
 *Devcon International Corp............................        400           2,734
 *DiamondCluster International, Inc....................      2,200          17,578
 *Digex, Inc...........................................      1,800           1,323
 *Digi International, Inc..............................      2,000           9,060
 Dime Community Bancorp, Inc...........................      2,125          51,266
 Dimon, Inc............................................      6,800          48,416
 *Discovery Partners International.....................      2,900          17,269
 *Ditech Communications Corp...........................      3,100           9,284
 *Dixie Group, Inc.....................................      1,100           7,386
 *Dobson Communications Corp...........................        300             715
 *Docent, Inc..........................................        700           1,351
 *Dollar Thrifty Automotive Group, Inc.................      2,300          53,452
 *Dominion Homes, Inc..................................        800          18,520
 Donegal Group, Inc. Class A...........................        666           7,589
 Donegal Group, Inc. Class B...........................        333           3,586
 *Donnkenny, Inc.......................................        350             289
 Dover Motorsports, Inc................................      1,400           8,386
 *Dress Barn, Inc......................................      1,800          57,105
 *Drugstore.com, Inc...................................      6,900          18,595
 *DT Industries, Inc...................................      1,300           5,804
 *Duckwall-Alco Stores, Inc............................      1,000          14,275
 *Ducommun, Inc........................................        100           1,900
 *Dura Automotive Systems, Inc.........................      1,714          38,145
 *DUSA Pharmaceuticals, Inc............................      1,600           3,608
 *DVI, Inc.............................................      1,300          25,402
 *Dwyer Group, Inc.....................................      1,000           4,170
 *Dyax Corp............................................      2,400           9,756
 *Dycom Industries, Inc................................      4,933          65,116
 *E Com Ventures, Inc..................................        250           1,354
 *E.piphany, Inc.......................................      7,300          30,441
 *Eagle Bancshares, Inc................................        500          12,932
 *Eagle Food Centers, Inc..............................        250             232
 *EarthLink, Inc.......................................     12,000          79,020
 Eastern Co............................................        300           4,620
 *eBenX, Inc...........................................      2,400           9,576
 *eBT International, Inc...............................      2,000             720
 *ECC International Corp...............................        800           2,560
 Ecology & Environment, Inc. Class A...................        200           2,240
 *Ecometry Corp........................................        300             832
 *Eden Bioscience Corp.................................      2,500           5,050
 *Edge Petroleum Corp..................................        700           4,133
 *Edgewater Technology, Inc............................      1,567           6,339
 *#eGain Communications Corp...........................        104              52
 *Einstein/Noah Bagel Corp.............................      1,600              10
 *Elcotel, Inc.........................................      1,700               8
 *Elder-Beerman Stores Corp............................      2,000           6,150
 *Electro Rent Corp....................................      2,300          29,359

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Elite Information Group, Inc.........................      1,000     $    11,445
 *Elizabeth Arden, Inc.................................      1,500          19,657
 *eLoyalty Corp........................................      1,000           5,820
 EMC Insurance Group, Inc..............................      1,200          25,698
 *Emcor Group, Inc.....................................      1,000          56,470
 *Emmis Broadcasting Corp. Class A.....................      2,600          76,947
 *EMS Technologies, Inc................................        400           8,946
 *Encompass Services Corp..............................      6,400           5,888
 *Encore Wire Corp.....................................      1,000          13,605
 *Energy Partners, Ltd.................................      1,400          10,444
 *Enesco Group, Inc....................................      2,000          14,080
 *Enserch Corp.........................................      5,199          10,658
 *#Entrada Networks, Inc...............................        220              58
 *Entravision Communications Corp......................      5,200          81,536
 *Entrust Technologies, Inc............................      2,800          11,214
 *Environmental Elements Corp..........................        600           1,890
 *ePlus, Inc...........................................      1,000           9,090
 *ePresence, Inc.......................................      2,300           9,867
 *Equity Oil Co........................................      2,300           5,152
 *Esco Technologies, Inc...............................      1,900          67,469
 *Essential Therapeutics, Inc..........................        400           1,030
 *Esterline Technologies Corp..........................      3,000          62,250
 *Ethyl Corp...........................................      8,700           9,135
 *Evans & Sutherland Computer Corp.....................        900           8,082
 *Evergreen Solar, Inc.................................        700           1,690
 *Exabyte Corp.........................................      2,200           2,123
 *eXcelon Corp.........................................        625             678
 *Exelixis, Inc........................................        424           3,294
 *Exponent, Inc........................................        600           7,674
 *Extensity, Inc.......................................      2,200           2,948
 *Ezcorp, Inc. Class A Non-Voting......................      2,100           7,287
 *E-Z-Em, Inc. Class A.................................        300           3,300
 *E-Z-Em, Inc. Class B.................................         27             244
 Fab Industries, Inc...................................        500           9,050
 *Fairchild Corp. Class A..............................      3,113          12,016
 Falcon Products, Inc..................................      1,100           5,819
 *#FalconStor Software, Inc............................      1,200           5,910
 *Faro Technologies, Inc...............................        200             440
 FBL Financial Group, Inc. Class A.....................      3,500          69,230
 *Featherlite Manufacturing, Inc.......................      1,000           3,205
 Fedders Corp..........................................      1,770           5,044
 *#Federal-Mogul Corp..................................      6,400           4,320
 *Fibermark, Inc.......................................      1,000           8,130
 Fidelity National Corp................................        500           5,292
 *Finish Line, Inc. Class A............................      2,500          38,887
 *Finishmaster, Inc....................................        500           6,372
 *Firebrand Financial Group, Inc.......................        300               9
 First American Financial Corp.........................      3,000          66,600
 First Bancorp.........................................        249           5,747
 First Bell Bancorp, Inc...............................        500           8,942
 *First Cash, Inc......................................      1,300          13,507
 First Charter Corp....................................        600          10,950
 *First Cincinati, Inc.................................        100               0
 First Citizens Bancshares, Inc........................      1,200         134,598
 First Defiance Financial Corp.........................        700          14,150
 First Essex Bancorp...................................        500          15,475
 First Federal Bancshares of Arkansas, Inc.............        200           5,095
 First Indiana Corp....................................      2,000          39,640
 *First Investors Financial Services Group, Inc........        500           1,925
 First Keystone Financial, Inc.........................        100           1,670
                                                            SHARES           VALUE+
                                                            ------           ------

 First Niagara Financial Group, Inc....................      1,600     $    40,648
 First Place Financial Corp............................      1,075          18,635
 *First Republic Bank..................................        800          26,272
 First Sentinel Bancorp, Inc...........................      2,100          29,127
 FirstFed America Bancorp, Inc.........................      1,000          25,850
 *FirstFed Financial Corp..............................      1,800          53,100
 *Firstwave Technologies, Inc..........................        100           1,232
 *Fischer Imaging Corp.................................        400           4,080
 Flag Financial Corp...................................        800           8,200
 Flagstar Bancorp, Inc.................................      2,150          60,952
 *Flander Corp.........................................      2,800           5,236
 Fleetwood Enterprises, Inc............................      3,600          37,404
 Fleming Companies, Inc................................      2,600          57,564
 Flexsteel Industries, Inc.............................        600           9,735
 *Florsheim Group, Inc.................................        800              18
 *Flowers Foods, Inc...................................      3,100          79,391
 Flushing Financial Corp...............................        900          17,068
 *#Focal Communications Corp...........................        100             359
 *FOCUS Enhancements, Inc..............................        174             273
 *Foodarama Supermarkets, Inc..........................        100           4,422
 *Forest Oil Corp......................................      3,100          90,706
 *Forgent Networks, Inc................................      2,600           8,346
 *Fortune Financial, Inc...............................        300               0
 *Foster (L.B.) Co. Class A............................      1,800          10,017
 *Foster Wheeler, Ltd..................................      6,100          10,248
 *#FPIC Insurance Group, Inc...........................        900          13,981
 *Franklin Covey Co....................................      3,400          10,336
 *Franklin Electronic Publishers, Inc..................        500             800
 Fremont General Corp..................................     10,200          45,288
 *Fresh Choice, Inc....................................        500           1,200
 *Friede Goldman Halter, Inc...........................      4,500             385
 *Friedman Billings Ramsey Group, Inc. Class A.........      1,600          15,520
 Friedman Industries, Inc..............................        636           1,781
 Friedmans, Inc. Class A...............................      2,000          23,510
 Frisch's Restaurants, Inc.............................        648          12,895
 *Frozen Food Express Industries, Inc..................      2,400           6,708
 *FSI International, Inc...............................      1,700          16,515
 GA Financial, Inc.....................................        200           3,820
 *Gadzooks, Inc........................................        800          10,220
 *Galey & Lord, Inc....................................        800              54
 *GameTech International, Inc..........................      1,600           7,952
 Garan, Inc............................................        400          21,720
 *Garden Fresh Restaurant Corp.........................        700           9,152
 *Gart Sports Co.......................................        398          12,439
 *Gaylord Entertainment Co.............................      3,600          93,168
 *GC Companies, Inc....................................        300             129
 *Gehl Co..............................................        500           7,287
 *Genaissance Pharmaceuticals, Inc.....................      1,800           2,511
 *General Binding Corp.................................        900          17,838
 General Cable Corp....................................      1,800          19,350
 *General Communications, Inc. Class A.................      3,800          34,219
 *#Genesis Microchip, Inc..............................        399           6,542
 *Genlyte Group, Inc...................................      1,100          46,469
 *Genome Therapeutics Corp.............................      2,300           7,268
 *Gentiva Health Services, Inc.........................      1,925          49,193
 *Genzyme Transgenics Corp.............................      2,400           4,212
 *Gerber Childrenswear, Inc............................      1,000           6,840
 *Gerber Scientific, Inc...............................      2,800          11,200
 *Giant Group, Ltd.....................................        400             490
 *Giant Industries, Inc................................      1,000           8,200

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Gibraltar Packaging Group, Inc.......................        900     $     1,336
 Gibraltar Steel Corp..................................      1,500          35,317
 *G-III Apparel Group, Ltd.............................        600           4,890
 *Gish Biomedical, Inc.................................      1,000             570
 Glatfelter (P.H.) Co..................................      4,700          88,642
 *Glenayre Technologies, Inc...........................      7,600          10,716
 *Globecomm Systems, Inc...............................      1,000           4,995
 *GlobespanVirata, Inc.................................        900           4,198
 *GoAmerica, Inc.......................................      6,700           3,752
 *Golden State Vintners, Inc...........................      1,000           4,025
 *Good Guys, Inc.......................................      2,600          10,127
 *Goodys Family Clothing, Inc..........................      3,200          32,624
 Gorman-Rupp Co........................................      1,000          28,950
 *Gottschalks, Inc.....................................      1,400           4,760
 *GP Strategies Corp...................................      1,500           7,515
 *Gradco Systems, Inc..................................        500              87
 Granite State Bankshares, Inc.........................        300           9,628
 *Graphic Packaging International Corp.................      3,800          27,360
 Gray Communications Systems, Inc......................      1,000          16,550
 Great American Financial Resources, Inc...............        700          12,320
 *Great Atlantic & Pacific Tea Co., Inc................      3,700          85,359
 Greenbrier Companies, Inc.............................      1,300           9,425
 *Griffon Corp.........................................      2,990          51,727
 *GTSI Corp............................................      1,600          13,920
 Guaranty Federal Bancshares, Inc......................        100           1,387
 *Guilford Mills, Inc..................................      1,600             368
 *Guilford Pharmaceuticals, Inc........................      3,300          21,796
 *Gulf Island Fabrication, Inc.........................      1,500          22,852
 *Gulfmark Offshore, Inc...............................      1,000          42,335
 *Gundle/SLT Environmental, Inc........................      1,600          11,312
 *Gymboree Corp........................................        300           4,927
 Haggar Corp...........................................        600           9,474
 *Hain Celestial Group, Inc............................      3,500          60,322
 *Hall Kinion Associates, Inc..........................        500           5,907
 *Ha-Lo Industries, Inc................................      3,600              54
 *Hamilton Bancorp, Inc................................      1,000              30
 Hancock Fabrics, Inc..................................      1,400          26,012
 Hancock Holding Co....................................      1,000          59,350
 *Handleman Co.........................................      2,700          32,400
 *Hanger Orthopedic Group, Inc.........................      2,000          29,800
 *#Hanover Compressor Co...............................      8,100         105,948
 Harbor Florida Bancshares, Inc........................      2,400          54,852
 Hardinge, Inc.........................................      1,000          11,995
 Harleysville Group, Inc...............................      4,400         119,394
 *Harris Interactive, Inc..............................        200             737
 *Hartmarx Corp........................................      2,800           6,972
 *Harvest Natural Resources, Inc.......................      2,100           9,240
 *Hastings Entertainment, Inc..........................      1,100           8,624
 *Hathaway Corp........................................        400           1,104
 *Hauser, Inc..........................................        275             104
 Haverty Furniture Co., Inc............................      3,400          61,982
 *Hawaiian Airlines, Inc...............................      3,200          11,520
 *Hawk Corp............................................      2,300          10,005
 *Hawthorne Financial Corp.............................        700          21,171
 *#Hayes Lemmerz International, Inc....................        300              46
 *Health Management Systems, Inc.......................      2,600           8,736
 *Health Risk Management, Inc..........................        800               1
 *Healthcare Services Group, Inc.......................      2,250          31,129
 *Healthcor Holdings, Inc..............................        500               3
 Heico Corp............................................      1,000          14,200
 Heico Corp. Class A...................................        210           2,572
                                                            SHARES           VALUE+
                                                            ------           ------

 *Heidrick & Struggles International, Inc..............      1,200     $    26,088
 Herbalife International, Inc. Class A.................      1,000          19,230
 *Hercules, Inc........................................      9,600         120,864
 *Hexcel Corp..........................................      4,700          21,996
 HF Financial Corp.....................................        300           3,930
 *Highlands Insurance Group, Inc.......................      1,300              10
 *Hirsch International Corp. Class A...................      1,000             395
 *Hi-Tech Pharmacal, Inc...............................        200           2,029
 HMN Financial, Inc....................................        750          14,801
 *Hoenig Group, Inc....................................        500           5,250
 Hollinger International, Inc. Class A.................      2,400          28,200
 Holly Corp............................................      2,000          29,920
 *Hollywood Casino Corp. Class A.......................        800          10,424
 *Hollywood Entertainment Corp.........................      3,100          60,000
 *Hollywood Media Corp.................................      2,900           6,945
 *Hologic, Inc.........................................      1,400          23,093
 *Home Products International, Inc.....................      1,000           4,445
 *HomeStore.com, Inc...................................      3,900           8,053
 Horizon Financial Corp................................      1,414          20,291
 *Horizon Health Corp..................................        500           9,662
 *Horizon Offshore, Inc................................      2,400          23,892
 *Horizon Organic Holding Corp.........................      1,000          17,000
 Horton (D.R.), Inc....................................        365           8,950
 *House2Home, Inc......................................      5,400              15
 *Houston Exploration Co...............................      3,400         105,230
 *Hub Group, Inc. Class A..............................      1,000          10,370
 Hudson River Bancorp, Inc.............................      2,000          48,440
 *Huffy Corp...........................................      1,800          13,500
 Hughes Supply, Inc....................................      2,450          97,387
 *Hunt (J.B.) Transport Services, Inc..................      4,400         120,230
 Hunt Corp.............................................      1,000          10,600
 *Hurco Companies, Inc.................................      1,000           2,595
 Hurry, Inc............................................        500             100
 *Hutchinson Technology, Inc...........................      2,200          34,749
 *Hypercom Corp........................................      5,100          31,620
 *iBasis, Inc..........................................        500             317
 Iberiabank Corp.......................................      1,100          41,288
 *Ico, Inc.............................................      2,200           2,486
 *iDine Rewards Network, Inc...........................        300           3,030
 *IDT Corp.............................................      2,500          45,825
 *IDT Corp. Class B....................................      1,400          24,066
 *IEC Electronics Corp.................................      1,300             357
 *iGate Capital Corp...................................      4,100          18,921
 *IHOP Corp............................................      1,400          47,740
 Ikon Office Solutions, Inc............................      9,700          90,695
 *Imation Corp.........................................      3,200          92,640
 IMC Global, Inc.......................................      3,600          50,472
 *IMCO Recycling, Inc..................................      2,500          26,300
 *Immucor, Inc.........................................        900          17,487
 *Imperial Credit Industries, Inc......................      4,700              85
 *Imperial Sugar Co....................................      2,100               0
 *Imperial Sugar Co....................................         16              61
 *Incyte Genomics, Inc.................................      6,900          50,059
 Independent Bank East.................................        163           5,212
 *Industrial Distribution Group, Inc...................        500           1,650
 *InFocus Corp.........................................        400           4,686
 *Information Resources, Inc...........................      3,200          30,640
 *InforMax, Inc........................................        700             808
 *InfoSpace, Inc.......................................     21,300          17,785
 Ingles Market, Inc. Class A...........................        900          10,669
 *Inktomi Corp.........................................      2,500           4,425

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Innotrac Corp........................................      1,200     $     6,408
 *Innovative Clinical Solutions, Ltd...................         52               4
 *Innovex, Inc.........................................      2,000          11,980
 *Input/Output, Inc....................................      5,600          50,400
 *Insignia Financial Group, Inc........................      2,900          28,188
 *inSilicon Corp.......................................      1,000           2,795
 *Insmed, Inc..........................................      3,700           6,493
 *Inspire Insurance Solutions, Inc.....................      1,200              51
 *Insteel Industries, Inc..............................        700             385
 *Insurance Auto Auctions, Inc.........................      2,000          38,600
 *InsWeb Corp..........................................        333           1,515
 *INT Media Group, Inc.................................        500           1,167
 *Integra, Inc.........................................      1,200              84
 *Integrated Electrical Services, Inc..................      4,800          26,400
 *#Integrated Information Systems, Inc.................      1,000             185
 *Integrated Telecom Express, Inc......................        100             159
 *Integrity, Inc.......................................        200           1,401
 *Intelligent Systems Corp.............................        500           1,575
 *Intelligroup, Inc....................................      1,700           2,762
 Inter Parfums, Inc....................................        525           4,423
 Interface, Inc. Class A...............................      5,200          47,112
 *Intergraph Corp......................................      1,800          31,239
 *Interland, Inc.......................................     14,100          43,710
 *Interlinq Software Corp..............................      1,000           1,460
 *Intermagnetics General Corp..........................        663          15,972
 Intermet Corp.........................................      2,500          26,587
 *Internap Network Services Corp.......................      8,700           3,697
 International Aluminum Corp...........................        500          10,000
 *International FiberCom, Inc..........................        400               0
 *International Multifoods Corp........................      2,800          74,172
 *International Remote Imaging Systems, Inc............        100             342
 *International Shipholding Corp.......................        400           2,280
 *International Speciality Products, Inc...............      9,300          77,655
 *International Total Services, Inc....................        400              18
 *Internet Commerce Corp...............................        400           1,230
 Interpool, Inc........................................     13,950         329,220
 *Interstate National Dealers Services, Inc............      1,000           4,680
 *#InterVoice-Brite, Inc...............................      3,500          11,095
 *Interwoven, Inc......................................     10,800          40,122
 *Intevac, Inc.........................................      1,000           3,900
 *Iomega Corp..........................................      3,900          49,140
 *Ionics, Inc..........................................      1,600          38,848
 *Iridex Corp..........................................        500           2,007
 Isco, Inc.............................................        200           1,870
 *I-Sector Corporation.................................        100             142
 *Isle of Capri Casinos, Inc...........................      1,100          21,973
 *Isolyser Co., Inc....................................      4,100          11,726
 *ITLA Capital Corp....................................      1,000          29,800
 *ITXC Corp............................................      4,700          27,119
 *iVillage, Inc........................................      3,800           6,878
 *J & J Snack Foods Corp...............................      1,300          47,333
 *J Net Enterprises, Inc...............................        900             675
 *J. Alexander's Corp..................................        300             945
 *J. Jill Group, Inc...................................        500          16,258
 *Jaclyn, Inc..........................................        200             382
 *Jaco Electronics, Inc................................        550           3,297
 *Jacobson Stores, Inc.................................        400              33
 JLG Industries, Inc...................................      1,600          22,080
 *JLM Industries, Inc..................................      1,000           1,425
 *JNI Corp.............................................      3,100          14,338
                                                            SHARES           VALUE+
                                                            ------           ------

 *Johnson Outdoors, Inc................................      1,500     $    28,043
 *JPM Co...............................................        800               6
 *JPS Industries, Inc..................................      1,000           3,970
 *Jupiter Media Metrix, Inc............................        600             177
 *K2, Inc..............................................      2,700          22,545
 *Kadant, Inc..........................................        500           7,975
 *Kaiser Aluminum Corp.................................      7,400             888
 Kaman Corp. Class A...................................      2,800          47,642
 *Kana Software, Inc...................................         10              50
 *Kansas City Southern Industries, Inc.................      6,100         101,077
 *Kasper A.S.L., Ltd...................................      1,000              30
 *Katy Industries, Inc.................................        800           4,280
 *#KCS Energy, Inc.....................................      3,100           8,308
 *#Kellstrom Industries, Inc...........................      1,200              42
 Kellwood Co...........................................      2,900          86,420
 Kelly Services, Inc...................................      2,300          59,950
 *Kendle International, Inc............................      1,100          13,558
 Kennametal, Inc.......................................      1,800          72,180
 *Kennedy-Wilson, Inc..................................      1,000           5,440
 *Kevco, Inc...........................................      1,000               7
 *Key Energy Group, Inc................................      8,400          92,400
 *Key Production Co., Inc..............................        800          14,496
 *Key Technology, Inc..................................        500           2,083
 *Key Tronic Corp......................................      1,000           1,020
 *Key3Media Group, Inc.................................      2,000           2,100
 *Keynote Systems, Inc.................................        600           4,791
 *Keystone Automotive Industries, Inc..................      2,000          39,780
 *Keystone Consolidated Industries, Inc................         98              87
 *kforce.com, Inc......................................      3,585          19,843
 Kimball International, Inc. Class B...................        900          15,053
 *Kimmins Corp.........................................        300              78
 *Kinark Corp..........................................        100             130
 *Kindred Healthcare, Inc..............................      1,800          79,749
 Klamath First Bancorp, Inc............................      1,300          21,099
 Knape & Vogt Manufacturing Co.........................        550           7,081
 *Knight Trading Group, Inc............................     12,700          80,709
 *Koala Corp...........................................        800             980
 *Korn/Ferry International.............................        400           4,288
 #Koss Corp............................................        200           3,525
 *Kushner-Locke Co.....................................      1,700              11
 *KVH Industries, Inc..................................        500           3,733
 *LabOne, Inc..........................................      1,450          33,763
 *LaCrosse Footwear, Inc...............................        900           2,606
 *Ladish Co., Inc......................................      1,500          16,208
 *Lakes Gaming, Inc....................................      1,825          13,715
 *Lamson & Sessions Co.................................      1,700           8,330
 *Lancer Corp..........................................      1,300           7,995
 *Landair Corp.........................................        300           4,616
 Landamerica Financial Group, Inc......................      1,800          58,320
 Landrys Seafood Restaurants, Inc......................      3,800          96,520
 *Lantronix, Inc.......................................      2,300           2,335
 *Large Scale Biology Corp.............................      2,400           3,168
 *Laser Pacific Media Corp.............................      1,000           2,725
 *Latitude Communications, Inc.........................      2,000           4,120
 *Layne Christensen Co.................................      1,500          14,895
 *Lazare Kaplan International, Inc.....................      1,000           7,750
 *LCC International, Inc. Class A......................      1,000           2,325
 *Lechters, Inc........................................      2,200               7
 Lennox International, Inc.............................      5,505          91,383
 Lesco, Inc............................................      1,100          12,727
 *#Level 8 Systems, Inc................................        300             272

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Lexent, Inc..........................................      4,300     $     8,278
 *Liberate Technologies, Inc...........................     10,900          45,453
 Liberty Corp..........................................      1,700          69,700
 *LIFE Financial Corp..................................        200             770
 Lifetime Hoan Corp....................................      1,100           7,623
 *LightPath Technologies, Inc..........................      2,300           2,806
 Lillian Vernon Corp...................................        800           6,480
 *Liquid Audio, Inc....................................      1,500           3,863
 *Lithia Motors, Inc. Class A..........................        200           5,120
 *LMI Aerospace, Inc...................................        300           1,548
 LNR Property Corp.....................................      2,300          80,730
 *Lodgian, Inc.........................................      2,700             216
 *Loews Cineplex Entertainment Corp....................      5,900               0
 *#Logic Devices, Inc..................................      1,100           1,139
 Lone Star Steakhouse & Saloon, Inc....................      5,300         112,572
 *Lone Star Technologies, Inc..........................      1,200          28,800
 Longs Drug Stores Corp................................      3,100          94,767
 Longview Fibre Co.....................................      5,200          52,000
 Louisiana-Pacific Corp................................      7,700          81,235
 *Luby's Cafeterias, Inc...............................      2,200          15,378
 Lufkin Industries, Inc................................        600          16,335
 *Lydall, Inc..........................................      2,000          30,700
 *M & F Worldwide Corp.................................      1,500           6,900
 *M.H. Meyerson & Co., Inc.............................        600             303
 *Mac-Gray Corp........................................      1,700           6,545
 *Magellan Health Services, Inc........................      4,400          23,496
 *Magna Entertainment Corp.............................      2,000          15,520
 *Magnetek, Inc........................................      3,500          40,600
 *Magnum Hunter Resources, Inc.........................        800           6,056
 *MAII Holdings, Inc...................................        400             790
 *Mail-Well, Inc.......................................      4,800          25,680
 *Main Street & Main, Inc..............................      1,000           6,165
 *Management Network Group, Inc........................      3,400           9,639
 *Manchester Technologies, Inc.........................      1,000           2,470
 *Manufacturers' Services Ltd..........................      3,600          18,468
 Marcus Corp...........................................      1,500          21,750
 *Marimba, Inc.........................................      2,100           3,864
 Marine Products Corp..................................      1,440          15,120
 *#Marisa Christina, Inc...............................        600           1,449
 Maritrans, Inc........................................        500           7,550
 *MarketWatch.com, Inc.................................      1,500           7,463
 *MarkWest Hydrocarbon, Inc............................        300           2,310
 *Marlton Technologies, Inc............................        200              94
 Marsh Supermarkets, Inc. Class A......................        300           4,710
 Marsh Supermarkets, Inc. Class B......................        400           5,782
 Massey Energy Co......................................      5,300          69,430
 *Mastec, Inc..........................................      4,900          39,200
 *Material Sciences Corp...............................      1,800          22,140
 *Matlack Systems, Inc.................................      1,200               2
 *Matria Healthcare, Inc...............................        500          10,865
 *Matrix Service Co....................................      1,800          17,037
 *Mattson Technology, Inc..............................      2,965          23,468
 *Maxco, Inc...........................................        700           4,032
 *Maxcor Financial Group, Inc..........................      1,000           6,295
 *Maxicare Health Plans, Inc...........................        300               3
 *Maxim Pharmaceuticals, Inc...........................      2,300           9,304
 *Maxwell Shoe Company, Inc............................      2,100          28,560
 *Maxwell Technologies, Inc............................        600           7,140
 *Maxxam, Inc..........................................      1,000          11,600
 *Maxygen, Inc.........................................        100           1,015
 *Mayor's Jewelers, Inc................................      3,400           2,516
 *Mazel Stores, Inc....................................      1,000           5,075
                                                            SHARES           VALUE+
                                                            ------           ------

 MB Financial, Inc.....................................        300     $     9,348
 McGrath Rent Corp.....................................        500          13,705
 *MCK Communications, Inc..............................      1,400           1,778
 *MCSI, Inc............................................      2,500          32,388
 MDC Holdings, Inc.....................................      2,904         129,257
 *Meade Instruments Corp...............................      1,600           9,392
 Meadowbrook Insurance Group, Inc......................      1,500           5,775
 Medford Bancorp, Inc..................................        600          15,645
 *Media 100, Inc.......................................      1,000           2,480
 *#Media Arts Group, Inc...............................      1,500           6,210
 Media General, Inc. Class A...........................      1,000          65,110
 *Medialink Worldwide, Inc.............................        500           2,023
 *Medical Resources, Inc...............................        600               1
 *Medicore, Inc........................................        500             928
 *Medstone International, Inc..........................        300           1,604
 *MEMC Electronic Materials, Inc.......................      3,100          23,870
 *Mercator Software, Inc...............................      3,500           8,383
 *Mercury Air Group, Inc...............................        400           1,890
 *Meridian Resource Corp...............................      5,100          17,442
 *MeriStar Hotels & Resorts, Inc.......................      2,800           2,324
 *Merrimac Industries, Inc.............................        100           1,100
 *Mesa Air Group, Inc..................................        200           2,010
 *Mesaba Holdings, Inc.................................      2,300          15,801
 *MetaSolv Software, Inc...............................      3,700          16,669
 *Metatec Corp. Class A................................      1,100             281
 *Metrologic Instruments, Inc..........................        300           2,084
 *Metromedia International Group, Inc..................      5,800             348
 MI Schottenstein Homes, Inc...........................        800          51,240
 *Michael Anthony Jewelers, Inc........................        500           1,450
 *Micro Component Technology, Inc......................      1,000           3,050
 *Micro Linear Corp....................................      1,100           3,905
 *Microage, Inc........................................      2,200               6
 MicroFinancial, Inc...................................      1,300          10,283
 *Midas, Inc...........................................      1,700          22,916
 *Middleby Corp........................................        500           3,840
 *Midway Airlines Corp.................................        500             150
 *Midwest Express Holdings, Inc........................        300           5,403
 Midwest Grain Products, Inc...........................        600           8,385
 MIIX Group, Inc.......................................        400             600
 *Mikohn Gaming Corp...................................      1,100           5,638
 Milacron, Inc.........................................      3,700          46,250
 Millennium Chemicals, Inc.............................      6,200          88,350
 *Miller Industries, Inc...............................      1,400           5,180
 *Miltope Group, Inc...................................        500           2,475
 Mine Safety Appliances Co.............................      1,400          62,888
 *MIPS Technologies, Inc...............................      1,500          10,665
 *Mission Resources Corp...............................      2,600           5,707
 *Mississippi Chemical Corp............................      3,900           5,538
 *Mitcham Industries, Inc..............................      1,000           4,030
 *Modtech Holdings, Inc................................      1,300          14,261
 *Monarch Casino and Resort, Inc.......................        500           7,625
 *Monarch Dental Corp..................................         83             342
 *Mondavi (Robert) Corp. Class A.......................      1,000          35,975
 *Monro Muffler Brake, Inc.............................        630          13,825
 *Moog, Inc. Class A...................................        750          22,838
 *Moore Medical Corp...................................        100             944
 *Mother's Work, Inc...................................        200           6,978
 *Motor Car Parts & Accessories, Inc...................        200             790
 Movado Group, Inc.....................................        937          20,146
 *Movie Gallery, Inc...................................        725          13,054
 *MPS Group, Inc.......................................     10,900          90,034
 *MRV Communications, Inc..............................      9,500          13,633

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *MSC Software Corp....................................      3,000     $    31,200
 MTS Systems Corp......................................      2,100          21,767
 *Multex.com, Inc......................................      3,500          11,393
 *Nabi Biopharmaceuticals..............................      4,000          23,640
 Nacco Industries, Inc. Class A........................        800          54,840
 *Nanogen, Inc.........................................      2,200           6,721
 *Napco Security Systems, Inc..........................        500           3,310
 Nash Finch Co.........................................      1,400          43,477
 *Nashua Corp..........................................        500           3,300
 *#Nastech Pharmaceutical Co., Inc.....................      1,000          15,935
 *Nathans Famous, Inc..................................      1,400           5,698
 *National Equipment Services, Inc.....................      2,500           8,250
 *National Home Health Care Corp.......................        226           3,143
 National Presto Industries, Inc.......................        800          25,000
 *National Research Corp...............................        300           2,385
 *National RV Holdings, Inc............................      1,300          14,248
 National Service Industries, Inc......................      1,425          12,611
 *National Steel Corp. Class B.........................      1,900             304
 *National Technical Systems, Inc......................      1,100           2,415
 *NationsRent, Inc.....................................      2,500             138
 *Natrol, Inc..........................................      1,000           1,395
 *Natural Alternatives International, Inc..............        200             585
 *Natural Wonders, Inc.................................        700               1
 *Nautica Enterprises, Inc.............................      3,400          44,234
 *Navidec, Inc.........................................        700             256
 *Navigant International, Inc..........................      1,800          27,180
 *Navigators Group, Inc................................      1,100          29,233
 NBT Bancorp...........................................      1,187          20,185
 *NCI Building Systems, Inc............................      1,900          38,950
 *NCO Group, Inc.......................................      1,700          42,781
 *#NCS Healthcare, Inc.................................      1,600             384
 Nelson (Thomas), Inc..................................      1,300          16,965
 *Neoforma, Inc........................................      2,200          31,438
 *NeoMagic Corp........................................      3,000           8,775
 *Net.B@nk, Inc........................................      3,348          44,579
 *Net2Phone, Inc.......................................      3,500          18,725
 *Netegrity, Inc.......................................      3,500          24,920
 *NetIQ Corp...........................................      4,200          97,251
 *Netopia, Inc.........................................      1,900           7,173
 *NetRatings, Inc......................................      3,300          36,993
 *Netro Corp...........................................      6,200          14,694
 *Network Equipment Technologies, Inc..................      3,200          18,176
 *Netzee, Inc..........................................         62              23
 *New Brunswick Scientific Co., Inc....................        554           4,377
 New Century Financial Corp............................      1,400          37,912
 *New Focus, Inc.......................................      7,800          23,985
 *New Horizons Worldwide, Inc..........................        750           8,025
 *Newmark Homes Corp...................................      1,000          16,745
 Newmil Bancorp, Inc...................................        200           4,365
 *NEXIQ Technologies, Inc..............................      1,000           1,365
 *Niagara Corp.........................................      1,200           3,684
 NL Industries, Inc....................................      1,300          23,400
 *NMS Communications Corp..............................      3,700          13,154
 *NMT Medical, Inc.....................................      1,200           8,070
 *Nobel Learning Communities, Inc......................        200           1,233
 *Norstan, Inc.........................................      1,600          10,672
 *Nortek, Inc..........................................      1,000          43,010
 *Northland Cranberries, Inc...........................        750             716
 Northwest Bancorp, Inc................................      2,400          35,160
 *Northwest Pipe Co....................................        500          10,075
 *Novamed Eyecare, Inc.................................      2,400           1,956
                                                            SHARES           VALUE+
                                                            ------           ------

 *Novell, Inc..........................................        900     $     3,078
 *NS Group, Inc........................................      2,200          18,810
 *NTELOS, Inc..........................................      1,200           1,686
 *Nu Horizons Electronics Corp.........................      1,700          14,986
 *Nuevo Energy Co......................................      1,400          21,966
 NUI Corp..............................................         57           1,452
 *Nutraceutical International Corp.....................      1,000           6,885
 *Nx Networks, Inc.....................................      2,400              13
 Nymagic, Inc..........................................      1,000          18,200
 *O.I. Corp............................................        400           1,970
 *Oakwood Homes Corp...................................      1,500          10,620
 *OAO Technology Solutions, Inc........................      1,200           2,178
 *Obie Media Corp......................................        500           1,565
 OceanFirst Financial Corp.............................      2,400          50,256
 *Ocwen Financial Corp.................................      6,600          43,560
 *Officemax, Inc.......................................     12,800          90,624
 *Official Payments Corp...............................      2,400           7,116
 *Offshore Logistics, Inc..............................      2,800          59,038
 Oglebay Norton Co.....................................        400           5,048
 *Ohio Casualty Corp...................................      6,500         135,948
 Oil-Dri Corp. of America..............................        100             905
 *Old Dominion Freight Lines, Inc......................      1,000          13,975
 *Olympic Steel, Inc...................................      1,700           9,359
 *Omega Protein Corp...................................      2,500          10,250
 *Omega Worldwide, Inc.................................      1,100           2,343
 *OmniVision Technologies, Inc.........................      1,400          17,794
 *Omnova Solutions, Inc................................        200           1,712
 *Omtool, Ltd..........................................        500             555
 *On Command Corp......................................        100             313
 *One Price Clothing Stores, Inc.......................        543           1,319
 *Ontrack Data International, Inc......................      1,000          15,045
 *Onyx Acceptance Corp.................................        700           3,308
 *Onyx Pharmacueticals, Inc............................      1,000           7,155
 *Openwave Systems, Inc................................     17,900         108,116
 *Opinion Research Corp................................        200           1,216
 *Oplink Communications, Inc...........................      1,100           1,161
 *Opta Food Ingredients, Inc...........................      1,300           1,931
 Opti, Inc.............................................      1,200           1,884
 *OraPharma, Inc.......................................        900           3,830
 *Orbital Sciences Corp................................      4,100          31,570
 *Oregon Steel Mills, Inc..............................      3,900          21,840
 *Orthologic Corp......................................      2,000           9,790
 *OSI Systems, Inc.....................................        900          18,621
 *Osmonics, Inc........................................      1,400          22,400
 *Osteotech, Inc.......................................      1,300          10,732
 *Ostex International, Inc.............................      2,000           4,190
 *Outlook Group Corp...................................        400           2,086
 *Outsource International, Inc.........................        300               2
 *Overland Data, Inc...................................      1,000          12,895
 Overseas Shipholding Group, Inc.......................      5,900         131,629
 *Owens-Illinois, Inc..................................      5,800         101,500
 *Owosso Corp..........................................        200             101
 Oxford Industries, Inc................................        700          19,236
 *OYO Geospace Corp....................................        100           1,235
 *Pacific Mercantile Bancorp...........................      1,000           7,650
 *#Pacificare Health Systems, Inc......................      3,500          96,793
 *Par Technology Corp..................................      1,000           5,420
 *Paragon Trade Brands, Inc............................        500               0
 *Paravant, Inc........................................        800           2,900
 Park Electrochemical Corp.............................      1,650          48,923
 *Parker Drilling Co...................................      9,700          41,516
 *Park-Ohio Holdings Corp..............................      1,700           9,554

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Parlex Corp..........................................      1,000     $    12,790
 *Parlux Fragrances, Inc...............................      2,400           6,168
 *Pathmark Stores, Inc.................................      2,200          49,467
 Patina Oil & Gas Corp.................................        800          28,552
 Patrick Industries, Inc...............................      1,000           9,050
 *Paula Financial, Inc.................................        300             240
 *Paxar Corp...........................................      3,400          58,072
 *Payless Cashways, Inc................................         34               0
 *PC Mall, Inc.........................................      1,000           4,180
 *PCD, Inc.............................................        600             690
 *PC-Tel, Inc..........................................      1,600          11,584
 *Pediatric Services of America, Inc...................      1,000           8,335
 *Pediatrix Medical Group, Inc.........................        800          30,440
 *Peerless Systems Corp................................        700           1,271
 *Pegasus Communications Corp. Class A.................      5,100           7,242
 *Pegasus Solutions, Inc...............................      1,000          14,715
 *Pemstar, Inc.........................................      3,800           5,909
 Penford Corp..........................................        400           7,718
 *Penn Traffic Co......................................          2              21
 *Penn Treaty American Corp............................      2,000           8,800
 Penn Virginia Corp....................................      1,400          49,686
 Penn-America Group, Inc...............................        750           7,125
 Pennfed Financial Services, Inc.......................      1,000          26,570
 *Pentacon, Inc........................................      1,100             215
 Penton Media, Inc.....................................      3,300          13,596
 Pep Boys - Manny, Moe & Jack..........................      8,100         132,921
 *Perceptron, Inc......................................      1,200           2,178
 *Perini Corp..........................................        400           1,580
 *Perrigo Co...........................................        900          12,605
 *Perry Ellis International, Inc.......................      1,000          16,765
 *Personnel Group of America, Inc......................      4,300           4,730
 *Petrocorp, Inc.......................................      1,700          16,235
 *Petroleum Development Corp...........................      1,900          12,179
 PFF Bancorp, Inc......................................      1,300          43,797
 *Pharmacopeia, Inc....................................      2,400          26,772
 *Pharmacyclics, Inc...................................      2,100           9,902
 *Pharmchem Laboratories, Inc..........................        500             313
 *Phar-Mor, Inc........................................      2,100              21
 Phillips-Van Heusen Corp..............................      4,100          64,370
 *Piccadilly Cafeterias, Inc...........................        900           3,195
 *Pico Holdings, Inc...................................      1,780          26,851
 *Pierre Foods, Inc....................................      1,000           2,350
 Pilgrims Pride Corp. Class B..........................      2,700          39,204
 Pinnacle Bancshares, Inc..............................        200           2,220
 *Pinnacle Entertainment, Inc..........................      3,000          32,010
 *Pinnacle Systems, Inc................................      2,400          26,268
 Pioneer Standard Electronics, Inc.....................      3,300          37,620
 *Planar Systems, Inc..................................      1,600          36,616
 *PlanVista Corp.......................................      1,600           6,384
 *#Play By Play Toys and Novelties, Inc................      1,000               6
 *Pluma, Inc...........................................        200               1
 PMR Corp..............................................      1,100           2,046
 Pocahontas Bancorp, Inc...............................      1,100          10,901
 Pogo Producing Co.....................................      1,100          34,782
 *Polymer Group, Inc...................................      2,600             208
 Polyone Corp..........................................      5,200          60,216
 *Pomeroy Computer Resource, Inc.......................      1,000          14,945
 Pope & Talbot, Inc....................................      2,100          34,020
 Potlatch Corp.........................................      2,600          89,050
 *Power-One, Inc.......................................      2,600          23,374
 *PPT Vision, Inc......................................        300             281
                                                            SHARES           VALUE+
                                                            ------           ------

 *PRAECIS Pharmaceuticals, Inc.........................      5,300     $    17,967
 Presidential Life Corp................................      2,900          64,221
 *Previo, Inc..........................................      1,025           1,830
 *#PRG-Schultz International, Inc......................      3,300          46,151
 *Pricesmart, Inc......................................        450          18,056
 *Pride International, Inc.............................      4,800          93,120
 *Prime Hospitality Corp...............................      5,400          68,256
 *Prime Medical Services, Inc..........................      1,500          13,598
 *Primus Knowledge Solutions, Inc......................      1,100           1,249
 *Printronix, Inc......................................        300           3,624
 *Proassurance Corp....................................      2,925          52,679
 *Procom Technology, Inc...............................        900           1,098
 *Programmers Paradise, Inc............................        400             980
 *Protection One, Inc..................................     13,300          42,560
 *Proton Energy Systems, Inc...........................      3,400          15,521
 *Provant, Inc.........................................      2,700           1,053
 Providence & Worcester Railroad Co....................        200           1,780
 *PSS World Medical, Inc...............................      6,900          56,960
 *PTEK Holdings, Inc...................................      5,600          27,832
 *Pure Resources, Inc..................................        162           3,491
 *Pure World, Inc......................................        520             333
 #Pyramid Breweries, Inc...............................        300             707
 *QRS Corp.............................................      1,400          13,545
 *Quaker City Bancorp, Inc.............................        625          22,497
 *Quaker Fabric Corp...................................      2,350          30,656
 *Quality Dining, Inc..................................      1,400           5,271
 *Quality Systems, Inc.................................        700          11,323
 Quanex Corp...........................................      1,600          57,760
 *Quanta Services, Inc.................................      7,000          87,990
 *Quicklogic Corp......................................      1,300           5,883
 *Quigley Corp.........................................      1,000           7,015
 *Quovadx, Inc.........................................      3,100          21,654
 *R & B, Inc...........................................      1,100          10,593
 *Racing Champions ERTL Corp...........................      2,000          39,690
 *Radiance Medical Systems, Inc........................        600             789
 *Rag Shops, Inc.......................................        210           1,261
 *Railamerica, Inc.....................................      3,066          32,009
 *RailWorks Corp.......................................        500              26
 *Rainbow Technologies, Inc............................        600           3,525
 *Ramsay Youth Services, Inc...........................        133             624
 *Range Resources Corp.................................      6,000          31,740
 Raven Industries, Inc.................................      1,500          40,268
 *Rawlings Sporting Goods, Inc.........................      1,000           5,200
 *RCM Technologies, Inc................................      1,500           7,755
 *RDO Equipment Co. Class A............................      1,200           6,180
 *Reading International, Inc. Class A..................      1,091           4,037
 *Reading International, Inc. Class B..................         60             231
 *Read-Rite Corp.......................................     12,300          29,213
 *Recoton Corp.........................................        800           2,132
 *Redback Networks, Inc................................      7,800          16,185
 *#Redhook Ale Brewery, Inc............................      1,000           2,440
 Redwood Empire Bancorp................................        300           9,081
 *Refac................................................        300             960
 Regal Beloit Corp.....................................      1,300          32,760
 *Regent Communications, Inc...........................      2,700          21,047
 *Reliability, Inc.....................................        500           1,325
 Reliance Steel & Aluminum Co..........................      1,700          52,445
 *Relm Wireless Corp...................................        400             348
 *Remec, Inc...........................................      4,700          34,710
 *Rentrak Corp.........................................        100             588
 *Rent-Way, Inc........................................      3,100          36,580
 *Reptron Electronics, Inc.............................      1,000           2,950

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Republic Bankshares, Inc.............................      1,100     $    21,995
 *Republic First Bancorp, Inc..........................        300           1,970
 *Res-Care, Inc........................................      2,900          23,621
 *Resonate, Inc........................................      3,600           8,316
 *ResortQuest International, Inc.......................      2,800          17,920
 Resource America, Inc.................................      3,500          40,233
 *Respironics, Inc.....................................        254           8,805
 *Rex Stores Corp......................................      2,250          36,473
 *RF Monolithics, Inc..................................      1,000           4,375
 Richardson Electronics, Ltd...........................      1,600          17,872
 Riggs National Corp...................................      4,200          63,063
 *Rita Medical Systems, Inc............................        300           2,984
 Riverview Bancorp, Inc................................        300           4,305
 *Riviera Tool Co......................................        300             516
 RLI Corp..............................................      1,750          94,063
 *RMH Teleservices, Inc................................        200           2,361
 *Roadhouse Grill, Inc.................................      1,000             250
 Roanoke Electric Steel Corp...........................      1,800          24,723
 Robbins & Myers, Inc..................................      1,000          24,110
 *Robotic Vision Systems, Inc..........................      3,400           4,471
 *Rochester Medical Corp...............................        200           1,240
 *Rock of Ages Co......................................        500           3,470
 Rock-Tenn Co. Class A.................................      2,400          44,592
 *Rocky Shoes & Boots, Inc.............................        100             654
 *Rofin-Sinar Technologies, Inc........................      1,000          10,320
 *Rogue Wave Software, Inc.............................      1,500           4,748
 Rouge Industries, Inc. Class A........................      2,200           3,960
 Rowe Furniture Corp...................................        300             975
 *Royal Appliance Manufacturing Co.....................      1,000           6,650
 RPC, Inc..............................................      1,600          22,400
 *RSA Security, Inc....................................      5,800          33,321
 *RTI International Metals, Inc........................      2,500          28,375
 *RTW, Inc.............................................      1,400           1,512
 *Rural/Metro Corp.....................................      1,300           5,811
 *Rush Enterprises, Inc................................        500           5,253
 Russ Berrie & Co., Inc................................      1,000          34,170
 Russell Corp..........................................      3,100          57,288
 *Ryans Family Steak Houses, Inc.......................      5,100          89,148
 Ryder System, Inc.....................................      4,300         128,570
 Ryerson Tull, Inc.....................................      2,529          27,440
 *S&K Famous Brands, Inc...............................        400           5,314
 *Safeguard Scientifics, Inc...........................     12,200          24,034
 *#SAGA Systems, Inc. Escrow Shares....................      1,000               0
 *Saks, Inc............................................        400           5,584
 *#Salton, Inc.........................................      1,000          14,320
 *San Filippo (John B.) & Son, Inc.....................        800           5,608
 Sanderson Farms, Inc..................................      1,200          31,206
 *Sands Regent Casino Hotel............................        400           1,218
 *Satcon Technology Corp...............................      1,300           2,347
 *Saucony, Inc. Class B................................        300           2,094
 *SBA Communications Corp..............................      3,700           5,458
 *SBS Technologies, Inc................................      1,200          15,876
 *ScanSoft, Inc........................................        336           2,930
 *Scheid Vineyards, Inc................................        200             713
 *Schlotzskys, Inc.....................................      1,000           4,735
 Schnitzer Steel Industries, Inc. Class A..............      1,000          20,030
 *#Schuff Steel Co.....................................      1,200           3,144
 Schulman (A.), Inc....................................      3,100          61,489
 Schweitzer-Maudoit International, Inc.................      2,600          73,866
 *SCM Microsystems, Inc................................      1,400          15,393
 SCPIE Holdings, Inc...................................      1,200          10,656
                                                            SHARES           VALUE+
                                                            ------           ------

 *ScreamingMedia, Inc..................................      2,000     $     3,110
 Seaboard Corp.........................................        200          51,400
 *Seacor Smit, Inc.....................................      2,500         121,750
 *Secom General Corp...................................         80             151
 *SED International Holdings, Inc......................        500             800
 *SEEC, Inc............................................      1,000           1,545
 *Seitel, Inc..........................................      3,000           7,680
 Selas Corp. of America................................        500           1,200
 *Selectica, Inc.......................................      3,800          13,661
 Selective Insurance Group, Inc........................      3,100          83,855
 *Semitool, Inc........................................        300           4,022
 *SEMX Corp............................................      1,000           1,220
 *Sequa Corp. Class A..................................        200          10,920
 *Sequenom, Inc........................................      3,900          19,091
 *SeraCare Life Sciences, Inc..........................         80             520
 *Service Corp. International..........................     19,800          81,972
 *Sharper Image Corp...................................        400           7,574
 *Sheldahl, Inc........................................      1,000              20
 *Shells Seafood Restaurants, Inc......................        300             164
 *Shiloh Industries, Inc...............................      1,100           2,624
 *Shoe Carnival, Inc...................................      1,800          34,191
 *Sholodge, Inc........................................        600           3,354
 *Shopko Stores, Inc...................................      4,000          82,280
 *Sierra Health Services, Inc..........................      3,600          67,500
 *Sifco Industries, Inc................................        400           2,200
 *Sight Resource Corp..................................      1,700             680
 *Signal Technology Corp...............................      1,000           8,660
 *SignalSoft Corp......................................      2,200           4,873
 *Signature Eyewear, Inc...............................        200              35
 *Silicon Graphics, Inc................................     12,400          36,084
 *Silver Stream Software, Inc..........................      2,000           9,910
 Simmons First National Corp. Class A..................        200           6,939
 *Simon Transportation Services, Inc...................      1,000              30
 *Simon Worldwide, Inc.................................      2,400             312
 *Simula, Inc..........................................        500           2,540
 *Sinclair Broadcast Group, Inc. Class A...............      4,500          66,713
 *Sipex Corp...........................................        800           7,596
 *Sitel Corp...........................................      2,100           5,460
 Skyline Corp..........................................        900          31,140
 SLI, Inc..............................................      3,800           2,166
 *Smart & Final Food, Inc..............................      2,000          18,620
 *SmartDisk Corp.......................................        700             410
 Smith (A.O.) Corp.....................................      2,200          65,560
 Smith (A.O.) Corp. Convertible Class A................        300           9,300
 *Smithway Motor Express Corp. Class A.................        600           1,008
 *Software Spectrum, Inc...............................      1,000          36,665
 *Sola International, Inc..............................      3,200          38,336
 *#Sonic Foundry, Inc..................................      1,900           2,755
 *#SONICblue, Inc......................................      7,400          10,508
 *SonicWALL, Inc.......................................      6,800          41,650
 *SOS Staffing Services, Inc...........................      1,000             895
 *Source Information Management, Inc...................      1,900           8,949
 South Financial Group, Inc............................      2,400          54,684
 South Jersey Industries, Inc..........................      1,000          35,120
 *Southern Energy Homes, Inc...........................      1,200           2,640
 *Southwall Technologies, Inc..........................        400           3,180
 *Southwestern Energy Co...............................      3,700          51,948
 Sovereign Bancorp, Inc................................        959          14,845
 *#Spacehab, Inc.......................................        900           1,103

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Spacelabs Medical, Inc...............................      1,000     $    14,190
 *Spanish Broadcasting System, Inc.....................      3,800          54,986
 Spartan Motors, Inc...................................      1,000          13,150
 *Sparton Corp.........................................        500           4,425
 *Specialty Laboratories, Inc..........................      1,500          10,785
 *#Spectrasite Holdings, Inc...........................      1,600             600
 *Spectrian Corp.......................................      1,000          12,980
 *Spectrum Control, Inc................................        700           4,799
 *SpeechWorks International, Inc.......................      1,800           7,263
 *SpeedFam-IPEC, Inc...................................      3,800          16,625
 *Speizman Industries, Inc.............................        300             195
 *Spherion Corp........................................      6,400          70,592
 *Sphinx International, Inc............................        300             210
 Spiegel, Inc. Class A Non-Voting......................      1,200           1,830
 *Sport Chalet, Inc....................................        600           5,538
 *Sport Supply Group, Inc..............................        300             333
 *Sports Authority, Inc................................      3,100          39,897
 *Sports Club Co., Inc.................................      1,900           4,798
 *SportsLine.Com, Inc..................................      2,100           2,678
 *Sportsman's Guide, Inc...............................      1,000           7,990
 *SPS Technologies, Inc................................      1,000          36,610
 *SS&C Technologies, Inc...............................      1,600          19,712
 St. Francis Capital Corp..............................      1,000          23,675
 *Staar Surgical Co....................................      2,100          10,353
 Staff Leasing, Inc....................................      1,600           6,280
 *Stamps.com, Inc......................................      5,200          23,738
 Standard Commercial Corp..............................      1,956          36,968
 *Standard Management Corp.............................        700           5,593
 *Standard Microsystems Corp...........................      1,600          36,472
 Standard Motor Products, Inc. Class A.................      1,200          19,668
 Standard Pacific Corp.................................      4,600         151,800
 Standard Register Co..................................      2,300          75,900
 *Stanley Furniture, Inc...............................        400          12,820
 *STAR Telecommunications, Inc.........................      3,200               3
 Starrett (L.S.) Co. Class A...........................        200           4,530
 State Auto Financial Corp.............................      7,200         117,108
 State Financial Services Corp. Class A................        800          12,060
 Staten Island Bancorp, Inc............................      3,200          65,440
 *Steel Dynamics, Inc..................................      2,600          46,345
 Steel Technologies, Inc...............................      1,500          16,688
 *Steinway Musical Instruments, Inc....................        400           8,860
 *Stellent, Inc........................................      2,300          12,846
 Stepan Co.............................................        500          13,450
 Stephan Co............................................        200             756
 Sterling Bancorp......................................         84           2,898
 *Sterling Financial Corp..............................      2,129          48,715
 Stewart & Stevenson Services, Inc.....................      4,100          68,942
 *Stewart Enterprises, Inc.............................     20,000         120,100
 *Stewart Information Services Corp....................      1,300          25,805
 Stifel Financial Corp.................................        551           7,439
 *Stillwater Mining Co.................................      4,400          77,880
 *Stockwalk.com Group, Inc.............................        230               1
 *Stone & Webster, Inc.................................      2,000           1,160
 *Stoneridge, Inc......................................      2,900          45,675
 *StorageNetworks, Inc.................................     10,100          17,776
 *Stratasys, Inc.......................................        300           1,953
 *Strategic Distribution, Inc..........................        200           2,503
 *Stratos Lightwave, Inc...............................      7,500          15,525
 *Stratus Properties, Inc..............................        650           5,847
 Stride Rite Corp......................................      4,800          37,920
                                                            SHARES           VALUE+
                                                            ------           ------

 *Strouds, Inc.........................................      1,100     $         2
 *Suburban Lodges of America, Inc. Escrow Shares.......      2,200               0
 *Sunland Entertainment Co., Inc.......................        400              40
 *#Sunrise Assisted Living, Inc........................      2,300          67,183
 *Sunrise Telecom, Inc.................................      4,400           9,658
 *Suntron Corp.........................................        325           2,698
 *Superior Telecom, Inc................................      2,500           1,725
 Superior Uniform Group, Inc...........................        800           9,000
 *Supreme Industries, Inc..............................        100             620
 Susquehanna Bancshares, Inc...........................        100           2,398
 *Swift Energy Corp....................................      3,000          44,010
 *Swiss Army Brands, Inc...............................      1,700          10,642
 *Switchboard, Inc.....................................      1,500           8,670
 SWS Group, Inc........................................      2,100          43,386
 *Sycamore Networks, Inc...............................     21,300          76,574
 *Sylvan Learning Systems, Inc.........................        500          13,753
 *Sylvan, Inc..........................................        400           5,098
 *Symmetricom, Inc.....................................      2,450          12,005
 *Syms Corp............................................      1,500           8,805
 Synalloy Corp.........................................      1,000           4,480
 *Synaptic Pharmaceutical Corp.........................      1,000           5,975
 *Synbiotics Corp......................................        600             105
 *Synovis Life Technologies, Inc.......................        500           4,350
 *Systemax, Inc........................................      3,300          10,065
 *Systems & Computer Technology Corp...................      2,200          31,636
 *T-3 Energy Services, Inc.............................        100             909
 *Tab Products Co......................................        400           2,160
 *Tandy Brand Accessories, Inc.........................        500           6,260
 *Tandy Crafts, Inc....................................      1,000              20
 *Tanning Technology Corp..............................      1,900           2,318
 Tasty Baking Co.......................................        100           1,588
 *TBA Entertainment Corp...............................        500           1,500
 *TBC Corp.............................................      2,600          40,755
 *TCSI Corp............................................      3,800           2,375
 *Team, Inc............................................      1,100          10,175
 Technology Research Corp..............................        300             567
 *TechTeam Global, Inc.................................      1,200           9,780
 Tecumseh Products Co. Class A.........................      1,000          46,505
 Tecumseh Products Co. Class B.........................        100           4,281
 *Tegal Corp...........................................      1,200           1,314
 *Tenneco Automotive, Inc..............................      4,500          27,765
 *Terex Corp...........................................      2,500          63,500
 *Terra Industries, Inc................................     11,300          23,052
 *Tesoro Petroleum Corp................................      6,600          46,530
 *Tetra Technologies, Inc..............................      1,600          39,520
 Texas Industries, Inc.................................      2,000          75,420
 *TFC Enterprises, Inc.................................      1,200           1,992
 *TheStreet.com, Inc...................................      1,900           5,178
 *Third Wave Technologies..............................        400           1,114
 Thomas & Betts Corp...................................      3,300          72,006
 Thomas Industries, Inc................................        450          12,983
 *Thomaston Mills, Inc.................................        400               1
 *Thoratec Laboratories Corp...........................      5,900          56,168
 Three Rivers Bancorp, Inc.............................        750          13,448
 *Three-Five Systems, Inc..............................      2,000          24,000
 *Tickets.com, Inc.....................................      1,000           2,020
 *Tier Technologies, Inc. Class B......................        600          10,014
 *TII Network Technologies, Inc........................      1,200             558
 Timberland Bancorp, Inc...............................        200           3,437
 *Timco Aviation Services, Inc.........................        110             205

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Timken Co.............................................      5,400     $   120,960
 *Tipperary Corp.......................................      1,000           1,850
 Titan International, Inc..............................      2,000          10,200
 *Titan Pharmaceuticals, Inc...........................      2,800          11,060
 *Titanium Metals Corp.................................      4,700          18,377
 *TLC Vision Corp......................................        475           1,458
 *Todd Shipyards Corp..................................        400           5,640
 Toro Co...............................................        100           5,757
 *Touch America Holdings, Inc..........................      2,200           6,534
 *Tower Air, Inc.......................................      1,100              39
 *Tower Automotive, Inc................................      5,500          70,675
 *Traffix, Inc.........................................      1,000           6,085
 *Trailer Bridge, Inc..................................      1,000           2,835
 *Trammell Crow Co.....................................      3,000          40,500
 *Trans World Entertainment Corp.......................      4,500          32,108
 *Transmeta Corp.......................................     12,000          28,440
 *Transmontaigne Oil Co................................      3,100          14,725
 *Transportation Components, Inc.......................      3,000               8
 *Transpro, Inc........................................      1,000           6,010
 *Transtechnology Corp.................................        500           5,425
 *Transwitch Corp......................................      6,900           8,591
 *Transworld Healthcare, Inc...........................      3,000          18,000
 *TRC Companies, Inc...................................        150           4,140
 Tredegar Industries, Inc..............................      1,300          30,030
 Tremont Corp..........................................        600          17,730
 Trenwick Group, Ltd...................................      2,425          19,327
 *Trico Marine Services, Inc...........................      3,500          28,858
 *Trident Microsystems, Inc............................      1,300           9,523
 *Tridex Corp..........................................        300              17
 Trinity Industries, Inc...............................      4,700          88,125
 *#Tripath Technology, Inc.............................        199             224
 *Tripos, Inc..........................................        200           4,471
 *Trism, Inc...........................................          8               0
 *Triumph Group........................................      1,400          62,160
 *TRM Copy Centers Corp................................      1,000           1,200
 *Trover Solutions, Inc................................      1,000           5,325
 *Trump Hotels & Casino Resorts, Inc...................      3,300           8,349
 *Tucows, Inc..........................................        500             263
 *Tumbleweed Communications Corp.......................        900           1,913
 *Turnstone Systems, Inc...............................      6,700          26,063
 *Tweeter Home Entertainment Group, Inc................      2,400          40,632
 Twin Disc, Inc........................................        200           2,910
 *Twinlab Corp.........................................      3,300           2,409
 *Tyler Technologies, Inc..............................      4,400          23,144
 *U.S. Aggregates, Inc.................................        700              15
 *U.S. Concrete, Inc...................................      3,000          16,980
 U.S. Freightways Corp.................................      2,800          97,930
 *U.S. Industries, Inc.................................      9,200          36,984
 *U.S. Office Products, Co.............................      3,800               4
 *U.S. Vision, Inc.....................................      1,100           4,219
 #UAL Corp.............................................      5,700          69,483
 *Ubics, Inc...........................................        200             141
 *UICI.................................................      4,900          86,534
 *Ulticom, Inc.........................................      3,000          20,805
 *Ultrafem, Inc........................................      1,000               2
 *Ultrak, Inc..........................................      1,400           2,205
 *Ultralife Batteries, Inc.............................      1,300           3,939
 *Ultratech Stepper, Inc...............................      1,600          25,680
 UMB Financial Corp....................................      1,995          94,673
 *Unapix Entertainment, Inc............................      1,000               6
 Unico American Corp...................................        500           3,078
                                                            SHARES           VALUE+
                                                            ------           ------

 *Unifab International, Inc............................        900     $       329
 *Unifi, Inc...........................................      6,300          62,622
 Unifirst Corp.........................................      1,100          27,390
 *Unimark Group, Inc...................................      1,000             570
 *Uni-Marts, Inc.......................................        500           1,475
 *Union Acceptance Corp. Class A.......................        500           3,433
 *Uniroyal Technology Corp.............................        700             357
 *Unit Corp............................................      2,600          48,516
 *United American Healthcare Corp.,....................        700           3,252
 *United Auto Group, Inc...............................      4,900         129,066
 United Community Financial Corp.......................      3,700          31,376
 United Fire Casualty Co...............................      1,000          33,715
 United Industrial Corp................................      1,600          40,320
 *United Natural Foods, Inc............................        100           2,277
 *United Retail Group, Inc.............................      1,100           9,763
 *United Therapeutics Corp.............................      2,000          30,640
 *Unity Bancorp, Inc...................................        400           2,866
 *Universal Access Global Holdings, Inc................      1,000             375
 *Universal American Financial Corp....................        700           5,044
 Universal Corp........................................      1,400          56,840
 Universal Forest Products, Inc........................      1,200          29,610
 *Universal Stainless & Alloy Products, Inc............        800          12,584
 *Universal Standard Medical Labs, Inc.................        500               0
 *Unova, Inc...........................................      7,500          51,225
 *Urologix, Inc........................................        900          14,004
 *URS Corp.............................................      1,600          47,232
 *US Liquids, Inc......................................      1,500           3,825
 *US Oncology, Inc.....................................     10,648          92,265
 *US Xpress Enterprises, Inc. Class A..................      1,000          11,225
 *USA Truck, Inc.......................................      1,400          17,325
 Usec, Inc.............................................      9,700          72,653
 *#USG Corp............................................      1,300           8,034
 *Vail Resorts, Inc....................................      2,800          51,464
 *Value City Department Stores, Inc....................      3,300          12,177
 *ValueClick, Inc......................................      5,500          17,793
 *Vans, Inc............................................      1,500          14,648
 *Variagenics, Inc.....................................      1,600           2,360
 *Variflex, Inc........................................      1,200           5,370
 *Varsity Brands, Inc..................................      1,700           7,480
 *Vascular Solutions, Inc..............................        200             379
 *Vectra Technologies, Inc.............................        500               2
 *Vencor, Inc..........................................      5,500              44
 *Verilink Corp........................................      1,200             306
 *#Veritas DGC, Inc....................................      3,200          48,320
 *Verity, Inc..........................................      3,700          34,299
 *Verticalbuyer Inc....................................         53               0
 Vesta Insurance Group, Inc............................      3,700          15,725
 *Vestcom International, Inc...........................      1,300           5,070
 *VIA NET.WORKS, Inc...................................        600             381
 *Vical, Inc...........................................      2,100          15,372
 *Vicon Industries, Inc................................        200             710
 *Video Display Corp...................................        360           2,574
 *Vignette Corp........................................     25,500          53,678
 Vintage Petroleum, Inc................................      6,500          75,725
 *Virage, Inc..........................................      1,600           2,232
 Virco Manufacturing Corp..............................      1,316          19,674
 *#Vision Twenty-One, Inc..............................      1,000              15
 *Vista Medical Technologies, Inc......................        125             501
 Vital Signs, Inc......................................        200           7,942
 *Vitesse Semiconductor, Inc...........................        700           3,518

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Volt Information Sciences, Inc.......................      2,000     $    43,020
 Wabash National Corp..................................      3,400          32,470
 Wallace Computer Services, Inc........................      6,500         139,360
 Walter Industries, Inc................................         10             143
 *Warnaco Group, Inc...................................      1,100              47
 Warren Bancorp, Inc...................................        600           6,924
 Washington Savings Bank FSB...........................        400           3,620
 *Waste Connections, Inc...............................        700          23,786
 *WatchGuard Technologoes, Inc.........................      3,300          16,731
 *Waterlink, Inc.......................................      1,500             139
 Watsco, Inc. Class A..................................      2,500          43,000
 Watts Industries, Inc. Class A........................      1,600          29,840
 Wausau-Mosinee Paper Corp.............................      4,300          57,534
 Waypoint Financial Corp...............................      1,289          23,963
 *Webco Industries, Inc................................      1,000           4,950
 Weider Nutrition International, Inc...................      1,000           1,950
 Wellman, Inc..........................................      4,200          69,300
 *#Wells-Gardner Electronics Corp......................        242             569
 Werner Enterprises, Inc...............................      6,866         127,364
 *West Marine, Inc.....................................      1,600          28,040
 West Pharmaceutical Services, Inc.....................      1,500          42,870
 *Westaff, Inc.........................................        200             501
 Westbank Corp.........................................      1,000          13,330
 *Westcoast Hospitality Corp...........................      1,000           7,390
 Westcorp, Inc.........................................      3,360         103,387
 *Westell Technologies, Inc............................      4,500           6,255
 *Western Power & Equipment Corp.......................        112              31
 *Western Water Co.....................................        200             185
 *#WHX Corp............................................      2,200           1,562
 *Wickes Lumber Co.....................................      1,200           1,806
 *Wild Oats Markets, Inc...............................      1,500          22,013
 *Williams Clayton Energy, Inc.........................      1,000          12,445
 *Willis Lease Finance Corp............................        500           2,323
 *Wilshire Financial Sevices Group, Inc................          8              28
 *Wilshire Oil Co. of Texas............................        515           2,421
 *Wink Communications, Inc.............................      3,400           7,055
 *Wire One Technologies, Inc...........................      3,000           8,325
 *Wireless Facilities, Inc.............................      4,700          22,560
 *Wiser Oil Co.........................................        800           3,680
 Wolohan Lumber Co.....................................        300           7,200
 *Wolverine Tube, Inc..................................      1,400          11,830
 Woodhead Industries, Inc..............................        500           8,108
 Woodward Governor Co..................................        800          48,264
 *Workflow Management, Inc.............................      1,000           3,425
 *Workgroup Technology Corp............................        225             245
 World Fuel Services Corp..............................      1,000          20,000
 *Worldwide Restaurant Concepts, Inc...................      2,400           6,816
 Worthington Industries, Inc...........................      6,200          94,550
 *Wyndham International, Inc...........................      7,100           8,165
 *Xanser Corp..........................................      3,400           6,868
                                                            SHARES           VALUE+
                                                            ------           ------

 *Xetel Corp...........................................      1,300     $       390
 *#XM Satellite Radio Holdings, Inc....................      9,100          78,988
 Yardville National Bancorp............................      1,000          18,985
 *Yellow Corp..........................................      3,400          93,500
 *Zany Brainy, Inc.....................................      2,096              47
 *Zap.com Corp.........................................         46               6
 *Zapata Corp..........................................        230           6,693
 Zenith National Insurance Corp........................        800          25,376
 *Zoltek Companies, Inc................................      2,000           7,260
 *Zomax, Inc...........................................      3,400          16,167
 *Zones, Inc...........................................        500             570
 *Zymetx, Inc..........................................        200              11
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $29,826,330)...................................                 32,483,573
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Chiquita Brands International, Inc. Warrants
   03/19/09............................................      1,148           7,060
 *Imperial Credit Industries, Inc. Warrants 01/31/08...         62               0
 *Imperial Sugar Co. Warrants 08/29/08.................         71              64
 *Magnum Hunter Resources Warrants 03/21/05............        160               0
 *Orbital Science Corp. Warrants 08/31/04..............         30             132
 *#Timco Aviation Services Warrants 12/31/07...........        220               0
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $60,968).......................................                      7,256
                                                                       -----------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by FHLMC Discount Notes
   2.43%, 05/22/03, valued at $1,053,374) to be
   repurchased at $1,037,144
   (Cost $1,037,000)...................................    $ 1,037       1,037,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $30,924,298)++.................................                $33,527,829
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $30,924,298.

                See accompanying Notes to Financial Statements.

                            VA LARGE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (98.0%)
 *3COM Corp............................................      6,300     $    34,996
 *ADC Telecommunications, Inc..........................     14,000          46,900
 *#Adelphia Communications Corp. Class A...............      5,200           3,666
 *Advanced Micro Devices, Inc..........................      5,500          62,865
 Aetna, Inc............................................      9,100         435,435
 *AK Steel Holding Corp................................     11,700         163,449
 *Alaska Air Group, Inc................................      1,900          52,915
 *Allegheny Corp.......................................        108          20,072
 Alliant Energy Corp...................................      5,000         137,600
 Allmerica Financial Corp..............................      2,500         121,375
 Allstate Corp.........................................     28,700       1,104,376
 Amerada Hess Corp.....................................      1,000          82,250
 American Financial Group, Inc.........................      3,500          93,590
 American National Insurance Co........................      1,610         161,692
 *American Tower Corp..................................      1,000           3,800
 *#AMR Corp............................................      9,900         207,405
 Anadarko Petroleum Corp...............................      5,900         299,425
 *AOL Time Warner, Inc.................................     42,700         798,490
 Apache Corp...........................................        550          30,624
 *Apple Computer, Inc..................................      1,000          23,295
 *Applied Micro Circuits Corp..........................      4,200          25,851
 Arch Coal, Inc........................................        600          14,100
 Archer-Daniels Midland Co.............................     44,532         647,941
 *#Ariba, Inc..........................................        600           1,773
 *Arrow Electronics, Inc...............................        300           7,506
 Ashland, Inc..........................................      4,400         167,156
 Astoria Financial Corp................................      3,600         125,532
 AT&T Corp.............................................     81,200         971,964
 *AT&T Wireless Services, Inc..........................     52,342         424,494
 *AutoNation, Inc......................................     36,000         620,280
 Avnet, Inc............................................      2,000          46,260
 Bank of Hawaii Corp...................................      5,200         150,540
 Bear Stearns Companies, Inc...........................      6,910         414,945
 Belo Corp. Class A....................................      6,500         155,740
 Big Lots, Inc.........................................      6,400         114,560
 Boise Cascade Corp....................................      3,800         135,204
 Borg-Warner, Inc......................................      1,400          90,160
 Bowater, Inc..........................................      2,700         141,426
 *#Broadcom Corp.......................................        600          13,533
 *Broadwing, Inc.......................................      2,800          10,696
 Brunswick Corp........................................      5,000         133,000
 Burlington Northern Santa Fe Corp.....................     24,600         696,180
 Centex Corp...........................................      3,500         188,125
 *Charter Communications, Inc..........................      4,100          28,556
 *#CheckFree Corp......................................      1,500          31,822
 *CIENA Corp...........................................      8,700          49,285
 Cincinnati Financial Corp.............................     10,690         484,845
 Circuit City Stores, Inc. (Circuit City Group)........        900          20,619
 *Clear Channel Communications, Inc....................     15,200         809,096
 *CNA Financial Corp...................................     12,000         319,200
 *CNET Networks, Inc...................................      2,140           6,645
 Coca-Cola Enterprises, Inc............................     28,300         615,525
 *Comcast Corp. Class A Special........................      9,800         275,919
 Commercial Federal Corp...............................      3,200          92,160
 *Comverse Tecnology, Inc..............................      2,600          30,823
 *#Conseco, Inc........................................     21,100          58,869
 *Cooper Industries, Ltd...............................      1,000          43,370
 *Corning, Inc.........................................      7,000          33,600
                                                            SHARES           VALUE+
                                                            ------           ------

 Countrywide Credit Industries, Inc....................      7,300     $   359,963
 *Cox Communications, Inc..............................      7,400         248,936
 Crompton Corp.........................................      2,200          24,904
 *Crown Castle International Corp......................      4,000          18,000
 CSX Corp..............................................     14,100         485,040
 Cummins Engine Co., Inc...............................      2,100          77,301
 Dana Corp.............................................      8,700         185,484
 Delta Air Lines, Inc..................................      5,900         154,875
 Devon Energy Corp.....................................        500          26,125
 Dillards, Inc. Class A................................      5,900         177,177
 Disney (Walt) Co......................................      2,000          45,820
 Eastman Chemical Co...................................      3,000         138,750
 *Extended Stay America, Inc...........................      5,800          92,858
 *Federated Department Stores, Inc.....................     12,300         509,343
 Fidelity National Financial, Inc......................      1,760          53,874
 First American Financial Corp.........................      2,800          62,160
 *Foot Locker, Inc.....................................      9,300         142,290
 Ford Motor Co.........................................     53,900         951,335
 *Gateway, Inc.........................................      4,500          24,120
 GATX Corp.............................................      2,200          70,290
 General Motors Corp...................................     22,900       1,423,235
 *General Motors Corp. Class H.........................     18,900         275,562
 Georgia-Pacific Corp..................................     10,200         272,238
 Golden State Bancorp, Inc.............................      2,100          80,241
 Goodyear Tire & Rubber Co.............................      8,700         190,704
 Greenpoint Financial Corp.............................      4,800         245,568
 Harris Corp...........................................      3,200         120,672
 Hasbro, Inc...........................................      1,000          15,300
 *Healthsouth Corp.....................................     26,200         370,730
 *Hearst-Argyle Television, Inc........................      2,200          56,892
 Hibernia Corp.........................................      3,200          64,224
 Hollinger International, Inc. Class A.................      5,400          63,450
 Horton (D.R.), Inc....................................     10,888         266,974
 *Humana, Inc..........................................     11,200         170,464
 Huntington Bancshares, Inc............................        500           9,982
 *i2 Technologies Inc..................................      5,000          19,775
 Ikon Office Solutions, Inc............................      1,500          14,025
 IMC Global, Inc.......................................      7,800         109,356
 Independence Community Bank Corp......................      2,400          75,108
 Ingersoll-Rand Co., Ltd. Class A......................      2,000         100,700
 *Ingram Micro, Inc....................................      5,000          72,000
 International Paper Co................................     29,463       1,269,855
 *Invitrogen Corp......................................      1,000          35,150
 *JDS Uniphase Corp....................................     34,500         121,267
 JP Morgan Chase & Co..................................     11,400         409,830
 Kennametal, Inc.......................................      1,200          48,120
 Kerr-McGee Corp.......................................      1,400          81,326
 *Key3Media Group, Inc.................................      3,150           3,307
 KeyCorp...............................................     21,700         592,410
 Lafarge Corp..........................................      5,900         247,210
 *Lear Corp............................................      3,900         180,258
 *#Level 3 Communications, Inc.........................      6,800          30,634
 *Liberty Media Corp...................................     64,400         776,020
 Lincoln National Corp.................................      5,200         233,064
 Lockheed Martin Corp..................................      7,800         483,990
 Loews Corp............................................     12,800         730,880
 Louisiana-Pacific Corp................................      6,900          72,795
 *LSI Logic Corp.......................................        500           5,700
 Lubrizol Corp.........................................      2,000          70,020
 *Lucent Technologies, Inc.............................     62,300         289,695

VA LARGE VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Lyondell Chemical Co..................................      6,700     $   110,014
 *#Mandalay Resort Group...............................      6,000         195,600
 *Manor Care, Inc......................................      1,000          25,900
 Marathon Oil Corp.....................................     14,000         383,880
 Massey Energy Co......................................      2,300          30,130
 *Maxtor Corp..........................................      2,500          13,250
 MBIA, Inc.............................................      6,600         370,326
 MeadWestavco Corp.....................................     12,941         408,418
 MetLife, Inc..........................................      9,900         328,977
 *Metro-Goldwyn-Mayer, Inc.............................      1,000          16,250
 *MGM Grand, Inc.......................................      3,600         135,684
 Mony Group, Inc.......................................      2,600          90,428
 Motorola, Inc.........................................      4,000          63,960
 *NetIQ Corp...........................................      1,500          34,733
 Norfolk Southern Corp.................................     24,300         514,431
 *Novell, Inc..........................................      5,500          18,810
 Occidental Petroleum Corp.............................      6,000         179,160
 Old Republic International Corp.......................      4,350         144,420
 Omnicare, Inc.........................................      6,100         171,288
 *Openwave Systems, Inc................................      2,400          14,496
 *Owens-Illinois, Inc..................................      2,100          36,750
 *Pactiv Corp..........................................     11,000         254,870
 *PanAmSat Corp........................................      3,500          86,118
 *Park Place Entertainment Corp........................      9,000         101,700
 Penney (J.C.) Co., Inc................................     16,600         406,036
 Penzoil Quaker State Co...............................      3,000          64,770
 PepsiAmericas, Inc....................................      2,500          39,750
 *Peregrine Systems, Inc...............................      1,300           1,775
 Phelps Dodge Corp.....................................      4,624         180,382
 Phillips Petroleum Co.................................      5,800         333,790
 Pogo Producing Co.....................................      1,000          31,620
 *Pride International, Inc.............................      1,900          36,860
 Protective Life Corp..................................      1,500          50,190
 Pulte Homes Inc.......................................      2,400         130,152
 Questar Corp..........................................      5,300         146,121
 *Quintiles Transnational Corp.........................      1,000          14,215
 *Qwest Communications International, Inc..............     50,800         262,128
 Rayonier, Inc.........................................        700          36,764
 Raytheon Co...........................................     20,200         892,840
 *Redback Networks, Inc................................      3,600           7,470
 *#Rite Aid Corp.......................................      8,500          28,645
 RJ Reynolds Tobacco Holdings, Inc.....................      6,046         427,452
 Rockwell International Corp...........................      2,300          50,462
 Rohm & Haas Co........................................        900          33,912
 Ryder System, Inc.....................................      4,500         134,550
 Safeco Corp...........................................      7,800         249,483
 Saint Paul Companies, Inc.............................     14,712         626,878
 *Saks, Inc............................................     10,000         139,600
 *Sanmina Corp.........................................      4,400          50,754
 *Service Corp. International..........................      2,300           9,522
 *Six Flags, Inc.......................................      4,600          73,876
 *Smithfield Foods, Inc................................      1,500          27,600
 *Smurfit-Stone Container Corp.........................      9,063         147,772
 *Solectron Corp.......................................      9,000          72,720
 Sovereign Bancorp, Inc................................     12,600         195,048
 Sprint Corp...........................................     20,100         330,645
 Starwood Hotels and Resorts Worldwide, Inc............     11,500         406,985
 Steelcase, Inc. Class A...............................      1,000          15,900
 Sunoco, Inc...........................................      5,100         181,356
                                                            SHARES           VALUE+
                                                            ------           ------

 Supervalu, Inc........................................     10,000     $   301,800
 Telephone & Data Systems, Inc.........................      1,000          75,800
 Temple-Inland, Inc....................................      2,900         161,472
 Textron, Inc..........................................      3,000         140,760
 *Thermo-Electron Corp.................................      1,000          18,360
 Thomas & Betts Corp...................................      1,800          39,276
 Tidewater, Inc........................................      2,100          85,575
 *Toys R Us, Inc.......................................     14,100         257,325
 Tribune Co............................................      1,000          42,510
 TRW, Inc..............................................      1,400          76,860
 Tyson Foods, Inc. Class A.............................      9,881         145,844
 Union Pacific Corp....................................     16,400       1,004,336
 Unionbancal Corp......................................      1,000          49,040
 *Unisys Corp..........................................      2,100          24,024
 *United Rentals, Inc..................................      4,000          93,360
 *United States Cellular Corp..........................        600          22,308
 United States Steel Corp..............................      5,700         117,078
 Unitrin, Inc..........................................      4,700         184,522
 UnumProvident Corp....................................     14,982         379,045
 #Valero Energy Corp...................................      4,200         165,900
 Valhi, Inc............................................      6,500          71,825
 *VeriSign, Inc........................................      5,200          50,362
 *Viacom, Inc. Class A.................................      2,000          98,100
 *Viacom, Inc. Class B.................................     22,500       1,101,600
 *Viasys Healthcare, Inc...............................        146           2,983
 *Vishay Intertechnology, Inc..........................      2,000          49,120
 Visteon Corp..........................................      4,045          63,709
 *Vitesse Semiconductor, Inc...........................      2,100          10,553
 Wachovia Corp.........................................        800          30,696
 *Watson Pharmaceuticals, Inc..........................      1,500          39,000
 *WebMD Corp...........................................      7,600          49,590
 Weis Markets, Inc.....................................      1,700          62,951
 Wesco Financial Corp..................................        400         123,600
 Weyerhaeuser Co.......................................      4,300         281,650
 *Worldcom, Inc........................................     85,200         141,432
 Worthington Industries, Inc...........................      2,700          41,175
 *Xerox Corp...........................................      2,000          17,940
 York International Corp...............................      1,400          49,630
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $40,981,573)...................................                 40,867,623
                                                                       -----------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.68%, 06/27/02, valued at $859,924) to be
   repurchased at $847,118
   (Cost $847,000).....................................    $   847         847,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $41,828,573)++.....                $41,714,623
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $41,828,929.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
UNITED KINGDOM -- (23.0%)
COMMON STOCKS -- (22.8%)
 3I Group P.L.C........................................       6,082    $    67,367
 *AWG P.L.C............................................       2,025         16,296
 Abbey National P.L.C..................................       9,155        138,511
 Aggregate Industries P.L.C............................      17,107         24,530
 Alliance & Leicester P.L.C............................       5,000         64,015
 Arcadia Group P.L.C...................................       2,337         12,721
 Associated British Foods P.L.C........................       8,800         80,605
 Associated British Ports Holdings P.L.C...............       4,600         30,827
 BAA P.L.C.............................................      14,723        132,488
 BAE Systems P.L.C.....................................      30,468        171,191
 BG Group P.L.C........................................      34,588        150,183
 BOC Group P.L.C.......................................       7,177        111,945
 BPB P.L.C.............................................       6,900         38,264
 *BT Group P.L.C.......................................      95,300        390,791
 Barclays P.L.C........................................         260          2,245
 Barratt Developments P.L.C............................       6,000         40,384
 Berkeley Group P.L.C..................................       1,590         17,798
 Britannic P.L.C.......................................       2,600         27,144
 *British Airways P.L.C................................      14,189         42,146
 British Land Co. P.L.C................................       5,808         51,840
 CGU P.L.C.............................................      35,343        330,453
 Cable and Wireless P.L.C..............................      21,361         65,637
 Chelsfield P.L.C......................................       3,268         17,023
 *Colt Telecom Group PLC...............................       9,600          6,883
 Cookson Group P.L.C...................................      10,539         12,953
 *Corus Group P.L.C....................................      49,343         63,535
 DeVere Group P.L.C....................................       1,125          5,926
 Debenhams P.L.C.......................................       4,997         25,737
 GKN P.L.C.............................................       5,106         24,972
 HBOS P.L.C............................................       7,173         86,798
 Hammerson P.L.C.......................................       3,800         34,946
 Hanson P.L.C..........................................       9,004         68,245
 Hilton Group P.L.C....................................      22,165         79,621
 Inchcape P.L.C........................................         833          9,617
 *International Power P.L.C............................      14,526         40,012
 Johnson Matthey P.L.C.................................       3,072         48,770
 Kelda Group P.L.C.....................................       3,261         19,945
 Lattice Group P.L.C...................................      35,413         94,047
 Liberty International P.L.C...........................       5,856         52,782
 Lonmin PLC............................................       1,517         27,391
 *Lonrho Africa P.L.C..................................       1,587            389
 Marks & Spencer Group P.L.C...........................      36,856        204,387
 Millennium and Copthorne Hotels P.L.C.................       3,529         17,763
 Mothercare P.L.C......................................         925          2,927
 Northern Rock P.L.C...................................       4,000         42,170
 P & 0 Princess Cruises P.L.C..........................       8,740         57,164
 Pearson P.L.C.........................................       6,063         75,097
 Peninsular & Oriental Steam Navigation Co.............       9,118         35,889
 Pilkington P.L.C......................................       9,444         13,888
 Powergen P.L.C........................................       6,809         76,416
 RMC Group P.L.C.......................................       2,000         21,216
 Railtrack Group P.L.C.................................       7,455         27,271
 Rank Group P.L.C......................................       9,829         41,060
 Rolls-Royce P.L.C.....................................      20,888         56,848
 Royal & Sun Alliance Insurance Group P.L.C............      23,248         99,669
 Royal Bank of Scotland Group P.L.C....................      14,958        435,544
 Royal Bank of Scotland P.L.C..........................      14,625         17,441
                                                            SHARES           VALUE+
                                                            ------           ------

 Safeway P.L.C.........................................      16,539    $    73,749
 Sainsbury (J.) P.L.C..................................      27,251        150,324
 Scottish & Newcastle P.L.C............................       8,912         84,630
 Scottish Power P.L.C..................................      18,504        108,707
 Seibe P.L.C...........................................       7,208         11,180
 Selfridges P.L.C......................................       1,210          5,869
 Severn Trent P.L.C....................................       2,995         34,116
 Signet Group P.L.C....................................      24,000         42,579
 Six Continents P.L.C..................................      10,027        111,944
 Slough Estates P.L.C..................................       4,000         24,348
 *Somerfield P.L.C.....................................       6,000         11,062
 Standard Chartered P.L.C..............................       6,415         75,937
 Tate & Lyle P.L.C.....................................       4,000         19,929
 Taylor Woodrow P.L.C..................................       7,665         22,431
 Thistle Hotels P.L.C..................................       5,457         10,181
 *Thus Group PLC.......................................       7,258          1,593
 Trinity P.L.C.........................................       1,950         12,854
 Uniq P.L.C............................................       1,300          3,310
 United Business Media P.L.C...........................       3,000         23,901
 United Utilities P.L.C................................       4,670         45,509
 Vodafone Group P.L.C..................................     710,196      1,072,937
 Whitbread P.L.C.......................................       4,273         39,702
 Wincanton P.L.C.......................................       1,300          4,023
 Wolseley P.L.C........................................       4,427         47,157
 XANSA P.L.C...........................................       4,045          8,434
 *mmo2 P.L.C...........................................      95,000         59,077
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $6,573,253)....................................                  6,057,206
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.2%)
 *British Pound Sterling
   (Cost $42,842)......................................                     43,034
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $6,616,095)....................................                  6,100,240
                                                                       -----------
JAPAN -- (22.6%)
COMMON STOCKS -- (22.5%)
 AIOI Insurance Co., Ltd...............................       8,500         18,562
 #Aichi Steel Works, Ltd...............................       4,000         21,595
 Aisin Seiki Co., Ltd..................................       2,000         27,993
 Amada Co., Ltd........................................       3,000         16,100
 Aoyama Trading Co., Ltd...............................       1,100         12,436
 *Ashikaga Bank, Ltd...................................       9,000         12,329
 Bank of Kyoto, Ltd....................................       5,000         19,621
 Bank of Yokohama, Ltd.................................      15,000         59,710
 Canon Sales Co., Inc..................................       2,000         16,761
 Casio Computer Co., Ltd...............................       3,000         16,269
 Chiba Bank, Ltd.......................................      10,000         34,005
 Chudenko Corp.........................................       1,030         15,354
 Chugoku Bank, Ltd.....................................       2,400         15,181
 Citizen Watch Co., Ltd................................       3,000         20,040
 Coca-Cola West Japan Co., Ltd.........................       1,000         19,742
 Cosmo Oil Co., Ltd....................................      10,000         18,856
 Dai Nippon Printing Co., Ltd..........................      13,000        180,281
 Daicel Chemical Industries, Ltd.......................       4,000         12,538
 Daido Steel Co., Ltd..................................       5,000         11,604
 Daishi Bank, Ltd......................................       5,000         15,874
 Daito Trust Construction Co., Ltd.....................       2,916         50,871
 *Daiwa Bank, Ltd......................................      70,000         53,021
 Daiwa House Industry Co., Ltd.........................       7,000         49,073
 Dowa Fire & Marine Insurance Co., Ltd.................       5,000         18,695
 Ezaki Glico Co., Ltd..................................       2,200         11,966

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Fukuoka Bank, Ltd.....................................      11,000    $    40,773
 *Fukuoka City Bank, Ltd...............................       4,712          9,606
 Fukuyama Transporting Co., Ltd........................       4,000         16,954
 Furukawa Electric Co., Ltd............................       7,000         32,715
 Gunma Bank, Ltd.......................................       5,000         21,837
 Gunze, Ltd............................................       4,000         15,471
 Hachijuni Bank, Ltd...................................       9,000         42,208
 Higo Bank, Ltd........................................       3,000         10,201
 #Hiroshima Bank, Ltd..................................      11,000         35,987
 Hitachi Cable, Ltd....................................       5,000         26,309
 Hitachi Koki Co., Ltd.................................       2,000          7,365
 Hitachi Maxell, Ltd...................................       1,000         16,035
 Hitachi Metals, Ltd...................................       5,000         18,533
 Hitachi Transport System, Ltd.........................       2,000         10,491
 Hitachi, Ltd..........................................      61,000        462,044
 Hokkoku Bank, Ltd.....................................       5,000         17,848
 *Hokuriku Bank, Ltd...................................       7,000         11,394
 House Foods Corp......................................       2,000         20,113
 Hyakugo Bank, Ltd. (105th Bank).......................       4,000         14,085
 Hyakujishi Bank, Ltd..................................       3,000         15,713
 Iyo Bank, Ltd.........................................       4,000         20,628
 Joyo Bank, Ltd........................................      10,000         26,752
 Juroku Bank, Ltd......................................       5,000         19,299
 Kajima Corp...........................................      13,000         40,016
 Kamigumi Co., Ltd.....................................       4,000         16,761
 Kandenko Co., Ltd.....................................       3,000         11,700
 *Kawasaki Heavy Industries, Ltd.......................      16,000         23,207
 Kinden Corp...........................................       2,000          9,525
 *Kiyo Bank, Ltd.......................................       5,000          9,388
 *Kobe Steel, Ltd......................................      45,000         22,844
 Kokusai Securities Co., Ltd...........................       2,000         13,280
 Kokuyo Co., Ltd.......................................       2,000         22,240
 Komatsu, Ltd..........................................      14,000         50,201
 Komori Corp...........................................       1,000         12,135
 Konica Corp...........................................       5,000         34,488
 Kuraray Co., Ltd......................................       6,000         41,096
 Kyudenko Corp.........................................       2,000          7,188
 Kyushu Matsushita Electric Co., Ltd...................       2,000         15,906
 Lion Corp.............................................       5,000         17,969
 Maeda Corp............................................       2,000          6,092
 Makita Corp...........................................       2,000         13,118
 *Marubeni Corp........................................      22,000         23,578
 Maruetsu, Inc.........................................       3,000         11,458
 Matsushita Electric Industrial Co., Ltd...............      38,000        529,731
 Matsushita-Kotobuki Electronics Industries, Ltd.......       2,000         23,126
 *Millea Holdings, Inc.................................          13        112,086
 Mitsubishi Gas Chemical Co., Inc......................       5,000         10,193
 Mitsubishi Heavy Industries, Ltd......................      56,000        196,292
 *Mitsubishi Materials Corp............................      20,000         44,319
 *Mitsubishi Motors Corp...............................      14,000         44,335
 Mitsui Chemicals, Inc.................................      14,000         77,502
 #Mitsui Trust Holdings................................       7,000         13,368
 Mizuho Holdings, Inc..................................         113        278,629
 Mizuno Corp...........................................       2,000          5,802
 *NKK Corp.............................................      64,000         61,885
 NTN Corp..............................................       4,000         15,697
 *NTT Docomo, Inc......................................         101        273,455
 Nagase & Co., Ltd.....................................       2,000          9,508
 #Nanto Bank, Ltd......................................       3,000          9,186
 New Japan Securities Co., Ltd.........................      11,000         23,932
 *Nichimen Corp........................................       5,000          4,553
 Nippon Light Metal Co., Ltd...........................       8,000          7,671
 Nippon Mitsubishi Oil Corp............................      26,100        140,699
 Nippon Shinpan Co., Ltd...............................       6,000         10,395
 Nishimatsu Construction Co., Ltd......................       4,000         12,345
 Nishi-Nippon Bank, Ltd................................       6,000         16,342
 Nisshin Seifun Group, Inc.............................       3,000         21,926
                                                            SHARES           VALUE+
                                                            ------           ------

 *Nisshin Steel Co., Ltd...............................      12,000    $     6,382
 Nisshinbo Industries, Inc.............................       3,000         14,069
 Nittetsu Mining Co., Ltd..............................       2,000          3,739
 Nitto Boseki Co., Ltd.................................       7,000          8,630
 Obayashi Corp.........................................       9,000         27,341
 Okumura Corp..........................................       4,000         12,151
 Onward Kashiyama Co., Ltd.............................       2,000         20,580
 San In Godo Bank, Ltd.................................       3,000         11,773
 *Sankyo Aluminum Industry Co., Ltd....................       3,000          2,466
 Sanwa Shutter Corp....................................       3,000          8,461
 Seino Transportation Co., Ltd.........................       2,000         11,781
 Sekisui Chemical Co., Ltd.............................       8,000         27,010
 Sekisui House, Ltd....................................      13,000         97,107
 Seventy-seven (77) Bank, Ltd..........................       4,000         15,987
 #Shiga Bank, Ltd......................................       4,000         13,956
 Shimizu Corp..........................................      12,000         43,030
 *Shinmaywa Industries, Ltd............................       2,000          3,562
 Shiseido Co., Ltd.....................................       7,000         92,506
 Shizuoka Bank, Ltd....................................       6,000         38,243
 Showa Shell Sekiyu KK.................................       3,000         19,726
 *Snow Brand Milk Products Co., Ltd....................       4,000          4,351
 Sumitomo Bank, Ltd....................................      25,800        144,487
 Sumitomo Corp.........................................       9,000         59,540
 Sumitomo Electric Industries, Ltd.....................      14,000        110,668
 Sumitomo Forestry Co., Ltd............................       3,000         18,517
 *Sumitomo Metal Industries, Ltd. Osaka................      50,000         21,354
 Sumitomo Metal Mining Co., Ltd........................      10,000         47,139
 Sumitomo Realty & Development Co., Ltd................       7,000         46,478
 Sumitomo Trust & Banking Co., Ltd.....................      13,000         73,013
 Taiheiyo Cement Corp..................................      11,600         21,873
 Taisei Corp...........................................      14,000         34,972
 Takashimaya Co., Ltd..................................       3,000         20,064
 Tanabe Seiyaku Co., Ltd...............................       4,000         35,939
 Toda Corp.............................................       4,000          9,251
 Tokyo Steel Manufacturing Co., Ltd....................       1,500          6,164
 Tokyo Style Co., Ltd..................................       1,000          8,952
 Tokyo Tatemono Co., Ltd...............................       4,000          7,929
 Toppan Printing Co., Ltd..............................      12,000        133,827
 Toray Industries, Inc.................................      12,000         35,004
 Tostem Corp...........................................       4,848         80,083
 Toto, Ltd.............................................       3,000         14,625
 *Toyo Engineering Corp................................       3,000          4,980
 Toyo Seikan Kaisha, Ltd...............................       3,100         44,739
 Toyoda Automatic Loom Works, Ltd......................       3,700         62,610
 Toyota Tsusho Corp....................................       4,000         17,889
 *UFJ Holdings, Inc....................................          58        173,103
 UNY Co., Ltd..........................................       2,000         23,932
 *Victor Co. of Japan, Ltd.............................       2,000         12,893
 Wacoal Corp...........................................       2,000         15,826
 Yamaguchi Bank, Ltd...................................       2,000         13,151
 Yamaha Corp...........................................       2,000         19,661
 Yamato Kogyo Co., Ltd.................................       2,000         11,781
 Yamazaki Baking Co., Ltd..............................       2,000         12,683
 Yasuda Fire & Marine Insurance Co., Ltd...............      16,000        105,721
 Yodogawa Steel Works, Ltd.............................       4,000          8,541
 Yokogawa Electric Corp................................       3,000         26,229
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $7,668,461)....................................                  5,972,474
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Japanese Yen
   (Cost $16,918)......................................                     18,031
                                                                       -----------
TOTAL -- JAPAN
  (Cost $7,685,379)....................................                  5,990,505
                                                                       -----------

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
FRANCE -- (10.0%)
COMMON STOCKS -- (10.0%)
 AGF (Assurances Generales de France SA)...............       2,435    $   118,293
 Alcatel SA............................................       3,600         42,713
 Arcelor SA............................................       2,700         38,366
 BNP Paribas SA........................................      11,750        661,383
 *Beghin-Say...........................................         300         12,822
 *Cereol...............................................         300          9,414
 Cie de Saint-Gobain...................................       1,213        215,314
 Credit Lyonnais SA....................................       1,300         54,872
 Dior (Christian) SA...................................       1,200         49,328
 *Euro Disney SCA......................................      15,675         11,569
 France Telecom SA.....................................       4,000         77,617
 Gecina SA.............................................         200         19,432
 Generale des Establissements Michelin SA Series B.....       2,000         78,102
 Imerys SA.............................................         200         23,487
 LaFarge SA............................................         201         20,506
 Lafarge Prime Fidelity................................       1,316        131,736
 Lafarge SA Prime Fidelite.............................         305         30,532
 Lagardere S.C.A. SA...................................         550         24,833
 Pechiney SA Series A..................................       1,100         59,091
 Pernod-Ricard SA......................................         800         71,862
 Peugeot SA............................................       3,600        190,024
 *Provimi SA...........................................         300          6,359
 Rallye SA.............................................         400         20,180
 Remy Cointreau SA.....................................         600         18,386
 Schneider SA..........................................         620         31,858
 Societe BIC SA........................................         700         27,238
 Societe des Ciments de Francais.......................         500         23,963
 Societe Generale, Paris...............................       5,312        361,035
 Unibail SA............................................         600         38,117
 Valeo SA..............................................       1,200         53,364
 Vivendi Universal SA..................................       3,730        117,086
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,042,690)....................................                  2,638,882
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Rallye SA Series A Warrants 11/30/03.................         400            153
 *Rallye SA Series B Warrants 11/30/05.................         400            194
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $307)..........................................                        347
                                                                       -----------
TOTAL -- FRANCE
  (Cost $2,042,997)....................................                  2,639,229
                                                                       -----------
GERMANY -- (7.5%)
COMMON STOCKS -- (7.5%)
 Allianz AG............................................         250         55,587
 BASF AG...............................................      10,650        493,502
 *Bankgesellschaft Berlin AG...........................       2,700          5,776
 Bayer AG..............................................       3,500        113,954
 Bayerische Vereinsbank AG.............................       1,900         66,920
 Berliner Kraft & Licht Bewag AG.......................       2,000         27,654
 Bilfinger & Berger Bau AG, Mannheim...................         600         14,462
 *Commerzbank AG.......................................       7,850        143,375
 DaimlerChrysler AG, Stuttgart.........................       3,080        152,217
 Depfa Bank PLC........................................         500         37,370
 #Deutsche Bank AG.....................................       7,222        515,476
 Deutsche Lufthansa AG.................................       4,100         55,924
 Hochtief AG...........................................       1,200         24,215
 Linde AG..............................................       1,333         66,688
 MAN AG................................................       1,000         23,309
 Merck KGAA............................................         700         19,619
 ThyssenKrupp AG.......................................       5,500         89,304
                                                            SHARES           VALUE+
                                                            ------           ------

 Veba AG...............................................         800    $    41,779
 Vereins & Westbank AG.................................       1,206         32,111
                                                                       -----------
TOTAL -- GERMANY
  (Cost $2,046,135)....................................                  1,979,242
                                                                       -----------
SWITZERLAND -- (6.3%)
COMMON STOCKS -- (6.2%)
 *Ascom Holding AG.....................................       1,000          8,967
 #Baloise-Holding......................................       3,600        296,406
 Banque Cantonale Vaudois..............................         110         14,042
 Ciba Spezialitaetenchemie Holding AG..................         700         55,401
 Cie Financiere Richemont AG Series A..................      16,000        421,249
 Clariant AG...........................................       4,600        115,090
 Givaudan SA, Vernier..................................         252         98,595
 Helvetia Patria Holding...............................         280         41,640
 *Intershop Holding AG, Zuerich........................          40         21,445
 Pargesa Holding SA, Geneve............................          50        109,461
 Rieters Holdings......................................         130         31,530
 Schindler Holding AG, Hergiswil Partizipsch...........          25         51,060
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................         350        117,279
 Sig Holding AG........................................         400         51,060
 *Sulzer AG, Winterthur................................         170         38,519
 *Sulzer Medic AG......................................         340         52,299
 Unaxis Holding AG.....................................         500         61,512
 Valora Holding AG.....................................         160         33,700
 Zurich Versicherungs-Gesellschaft - Allied AG.........         116         26,913
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $1,313,746)....................................                  1,646,168
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Swiss Francs
   (Cost $17,751)......................................                     18,481
                                                                       -----------
TOTAL -- SWITZERLAND
  (Cost $1,331,497)....................................                  1,664,649
                                                                       -----------
NETHERLANDS -- (5.9%)
COMMON STOCKS -- (5.9%)
 ABN-AMRO Holding NV...................................       9,581        185,201
 Buhrmann NV...........................................       2,205         25,967
 DSM NV................................................       1,763         83,835
 Fortis NV.............................................       6,944        156,994
 Heineken Holding Nv-A.................................       3,906        127,793
 Ing Groep NV..........................................      15,852        419,259
 KLM (Koninklijke Luchtvaart Mij) NV...................       1,475         20,064
 *Koninklijke KPN NV...................................      19,843         87,129
 Koninklijke Philips Electronics NV....................      11,794        367,354
 *Nutricia (Verenigde Bedrijven) NV....................       1,300         31,249
 Vnu NV................................................       1,871         58,032
                                                                       -----------
TOTAL -- NETHERLANDS
  (Cost $1,163,818)....................................                  1,562,877
                                                                       -----------
AUSTRALIA -- (3.9%)
COMMON STOCKS -- (3.9%)
 AMP, Ltd..............................................       5,600         53,572
 AXA Asia Pac Hldgs....................................      14,000         24,408
 Amcor, Ltd............................................       4,753         24,349
 Boral, Ltd............................................       4,894         10,693
 CSR, Ltd..............................................      16,261         60,567
 Commonwealth Bank of Australia........................      10,424        197,670
 Goodman Fielder, Ltd..................................      21,765         20,082
 Lion Nathan, Ltd......................................       7,600         20,650
 MIM Holdings..........................................      12,721          8,713
 Mayne Nickless, Ltd...................................       6,031         14,577
 Normandy Mining Corp..................................      11,297         33,700
 Nrma Insurance Group, Ltd.............................      19,500         36,426

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Orica, Ltd............................................       3,403    $    17,780
 Origin Energy, Ltd....................................       4,895          9,559
 *Pacific Dunlop, Ltd..................................       2,900         10,999
 Paperlinx, Ltd........................................       1,480          4,407
 Publishing and Broadcasting, Ltd......................       9,155         48,195
 Quantas Airways, Ltd..................................      17,572         45,457
 Rio Tinto, Ltd........................................       9,782        194,521
 Santos, Ltd...........................................       5,924         20,791
 St. George Bank, Ltd..................................       6,636         73,813
 WMC, Ltd..............................................      16,569         90,695
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $841,361)......................................                  1,021,624
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $10,676)......................................                     11,487
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $852,037)......................................                  1,033,111
                                                                       -----------
ITALY -- (3.5%)
COMMON STOCKS -- (3.5%)
 #*Alitalia Linee Aeree Italiane SpA Series A..........      20,000         13,453
 Banca di Roma SpA.....................................      25,625         61,406
 Banca Popolare di Lodi Scarl..........................       3,000         30,858
 *Banca Popolare di Milano.............................       4,080         16,924
 Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................       5,000         63,715
 Banca Toscana.........................................       7,500         31,180
 CIR SpA (Cie Industriale Riunite), Torino.............      15,000         17,965
 #Cia Assicuratrice Unipol SpA.........................       6,500         24,898
 #Fiat SpA.............................................       9,250        110,614
 IFIL Finanziaria Partecipazioni SpA...................       4,500         20,684
 *Immsi SpA............................................       3,500          2,730
 Ing C.Olivetti & C SpA, Ivrea.........................     114,000        135,472
 Intesabci SpA.........................................       9,059         26,829
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....       5,200         47,366
 Milano Assicurazioni SpA..............................       6,000         16,760
 Parmalat Finanziaria SpA..............................      10,400         32,063
 #Pirelli SpA..........................................      40,000         54,335
 RAS SpA (Riunione Adriatica di Sicurta)...............      13,800        171,470
 Rinascente per l'Esercizio di Grande Magazzini SpA....       5,000         17,844
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       1,500         23,655
 SNIA SpA..............................................       7,800         15,230
 Sirti SpA.............................................       3,500          3,695
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $1,118,113)....................................                    939,146
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)...........................................         990            453
                                                                       -----------
TOTAL -- ITALY
  (Cost $1,118,113)....................................                    939,599
                                                                       -----------
SPAIN -- (3.3%)
COMMON STOCKS -- (3.3%)
 Acerinox SA...........................................       2,500         99,940
 Aguas de Barcelona SA.................................       1,717         21,960
 *Arcelor SA...........................................       2,132         30,574
 Aurea Concesiones de Infraestructuras del Estado SA...       4,200         91,503
 Autopistas Concesionaria Espanola SA..................       8,386         88,374
 Banco Pastor SA.......................................       1,200         22,422
                                                            SHARES           VALUE+
                                                            ------           ------

 Cia Espanola de Petroleous SA.........................      17,100    $   279,571
 Grupo Dragados SA, Madrid.............................       7,500        133,129
 Repsol SA.............................................       8,500         99,898
 *Societe General de Aguas de Barcelona SA Issue 01....          17            213
 *Terra Networks SA....................................       3,100         18,448
                                                                       -----------
TOTAL -- SPAIN
  (Cost $701,292)......................................                    886,032
                                                                       -----------
FINLAND -- (2.1%)
COMMON STOCKS -- (2.1%)
 Avestapolarit Oyj.....................................         430          2,109
 Fortum Oyj............................................      42,280        236,998
 #Huhtamaki Van Leer Oyj...............................       1,300         58,479
 Kemira Oyj............................................       3,800         29,466
 Kesko Oyj.............................................       4,800         51,435
 Metra Oyj Series B....................................       1,400         22,627
 Metsa-Serla Oyj Series B..............................       6,800         62,130
 #Metso Oyj............................................       2,997         41,999
 Outokumpu Oyj Series A................................       5,000         54,980
                                                                       -----------
TOTAL -- FINLAND
  (Cost $500,052)......................................                    560,223
                                                                       -----------
SWEDEN -- (1.9%)
COMMON STOCKS -- (1.9%)
 Atlas Copco AB Series A...............................       1,200         28,711
 Avesta Polarit........................................       2,000         10,063
 Billerud AB...........................................       3,432         34,008
 Gambro AB Series A....................................       2,500         17,071
 Holmen AB Series B....................................       2,300         60,815
 SSAB Swedish Steel Series A...........................       1,200         14,355
 Skandinaviska Enskilda Banken Series A................       4,700         46,814
 Svenska Cellulosa AB Series B.........................       2,900        100,950
 Svenska Kullagerfabriken AB Series B..................       1,900         47,410
 Trelleborg AB Series B................................       1,400         13,729
 Volvo AB Series A.....................................       2,400         42,512
 Volvo AB Series B.....................................       5,100         94,789
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $528,662)......................................                    511,227
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $1,006).......................................                      1,048
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $529,668)......................................                    512,275
                                                                       -----------
HONG KONG -- (1.9%)
COMMON STOCKS -- (1.9%)
 Amoy Properties, Ltd..................................      68,000         78,030
 *Chinese Estates Holdings, Ltd........................      27,834          2,498
 Great Eagle Holdings, Ltd.............................       7,752          8,945
 Hang Lung Development Co., Ltd........................      25,000         23,719
 Hong Kong and Shanghai Hotels, Ltd....................      18,416          9,327
 #Hopewell Holdings, Ltd...............................      14,000          9,962
 Hysan Development Co., Ltd............................      18,190         18,541
 Kerry Properties, Ltd.................................      14,522         15,733
 New World Development Co., Ltd........................       9,350          7,732
 *Paliburg Holdings, Ltd...............................      45,000            640
 Shangri-La Asia, Ltd..................................      30,000         23,078
 Sino Land Co., Ltd....................................      46,570         17,166
 Swire Pacific, Ltd. Series A..........................      22,000        121,006
 Tsim Sha Tsui Properties, Ltd.........................      12,000         12,231
 Wharf Holdings, Ltd...................................      52,457        123,751
 Wheelock and Co., Ltd.................................      34,000         29,642
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $818,059)......................................                    502,001
                                                                       -----------

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $9,609).......................................                $     9,609
                                                                       -----------
TOTAL -- HONG KONG
  (Cost $827,668)......................................                    511,610
                                                                       -----------
BELGIUM -- (1.5%)
COMMON STOCKS -- (1.5%)
 Bekaert SA............................................       1,000         46,712
 Cofinimmo SA..........................................         220         18,888
 Groupe Bruxelles Lambert..............................       1,600         84,605
 Solvay SA.............................................       2,300        159,115
 Suez (ex Suez Lyonnaise des Eaux).....................       2,500         71,913
 Union Miniere SA......................................         600         25,107
                                                                       -----------
TOTAL -- BELGIUM
  (Cost $385,305)......................................                    406,340
                                                                       -----------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
 Danisco A.S...........................................         870         30,843
 Danske Bank A.S.......................................       8,300        152,341
 *Jyske Bank A.S.......................................       1,500         36,960
 Nordic Baltic Holding AB..............................      14,330         82,868
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $220,355)......................................                    303,012
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $6,787).......................................                      7,133
                                                                       -----------
TOTAL -- DENMARK
  (Cost $227,142)......................................                    310,145
                                                                       -----------
SINGAPORE -- (1.0%)
COMMON STOCKS -- (0.9%)
 DBS Group Holdings, Ltd...............................       4,000         31,564
 Fraser & Neave, Ltd...................................       9,000         39,288
 Keppel Corp., Ltd.....................................      24,000         54,532
 Keppel Land, Ltd......................................      29,000         25,319
 *Neptune Orient Lines, Ltd............................      23,000         13,773
 Singapore Land, Ltd...................................       9,000         18,334
 United Industrial Corp., Ltd..........................      43,000         17,327
 United Overseas Bank, Ltd.............................       4,000         32,907
 United Overseas Land, Ltd.............................      12,000         11,887
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $385,210)......................................                    244,931
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Singapore Dollars
   (Cost $12,251)......................................                     12,534
                                                                       -----------
TOTAL -- SINGAPORE
  (Cost $397,461)......................................                    257,465
                                                                       -----------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
 Allied Irish Banks P.L.C..............................       3,606         50,196
 Independent News & Media P.L.C........................      10,385         21,054
 Irish Permanent P.L.C.................................       1,500         22,660
 Jefferson Smurfit Group P.L.C.........................      33,549         99,670
                                                                       -----------
TOTAL -- IRELAND
  (Cost $180,339)......................................                    193,580
                                                                       -----------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de Lisboa............       4,800         52,018
 Portugal Telecom SA...................................       4,794         34,934
 *Sonae SGPS SA........................................      28,000         19,358
                                                                       -----------
TOTAL -- PORTUGAL
  (Cost $103,167)......................................                    106,310
                                                                       -----------
                                                            SHARES           VALUE+
                                                            ------           ------

NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 Bergesen Dy ASA Series A..............................       1,200    $    25,162
 Norske Skogindustrier ASA Series A....................       1,600         30,354
 *Petroleum Geo Services ASA...........................       1,600          6,251
 *Storebrand ASA.......................................       5,000         32,451
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $92,150).......................................                     94,218
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $3,347).......................................                      3,654
                                                                       -----------
TOTAL -- NORWAY
  (Cost $95,497).......................................                     97,872
                                                                       -----------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Agricultural Bank of Greece S.A......................       2,800         20,299
 Alpha Credit Bank.....................................       1,800         26,334
 EFG Eurobank Ergasias S.A.............................       2,500         33,446
                                                                       -----------
TOTAL -- GREECE
  (Cost $77,536).......................................                     80,079
                                                                       -----------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 *Telekom Austria AG...................................       3,850         33,270
 Voest-Alpine Stahl AG.................................         726         22,844
                                                                       -----------
TOTAL -- AUSTRIA
  (Cost $52,687).......................................                     56,114
                                                                       -----------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 *Euro Currency
   (Cost $43,733)......................................                     45,224
                                                                       -----------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $30,613)......................................      24,100         23,202
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $2,479).......................................                      2,644
                                                                       -----------
TOTAL -- NEW ZEALAND
  (Cost $33,092).......................................                     25,846
                                                                       -----------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Notes
   7.00%, 07/15/06, valued at $572,544) to be
   repurchased at $563,078
   (Cost $563,000).....................................    $    563        563,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $27,573,710)++.....                $26,521,567
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $27,574,165.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL SMALL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (29.3%)
COMMON STOCKS -- (29.2%)
 Achilles Corp.........................................       6,000    $     7,397
 Advan Co., Ltd........................................       2,000         22,417
 Aica Kogyo Co., Ltd...................................       3,000         18,517
 Aichi Tokei Denki Co., Ltd............................       3,000          5,802
 Aida Engineering, Ltd.................................       3,000          8,703
 *Akai Electric Co., Ltd...............................       9,000             72
 Amada Co., Ltd........................................         381          2,045
 Amada Sonoike Co., Ltd................................       7,000         13,030
 *Arai-Gumi, Ltd.......................................       1,200            783
 #Asahi Denka Kogyo KK.................................       3,000         18,130
 Asahi Diamond Industrial Co., Ltd.....................       5,000         21,555
 Asahi Kogyosha Co., Ltd...............................       3,000          6,454
 *Asahi Optical Co., Ltd...............................       5,000          9,710
 Asahi Organic Chemicals Industry Co., Ltd.............       3,000          7,107
 Ashimori Industry Co., Ltd............................       3,000          4,811
 *Asics Corp...........................................       7,000          6,825
 *Azel Corp., Tokyo....................................       2,000          1,015
 Azwell, Inc...........................................       9,000         30,822
 Bando Chemical Industries, Ltd........................       5,000          9,589
 Bank of Iwate, Ltd....................................         800         21,273
 *Bosch Automotive Systems Corp........................      15,000         13,537
 CKD Corp..............................................       2,000          8,219
 CMK Corp..............................................       3,000         25,866
 Central Finance Co., Ltd..............................       4,000         13,956
 #*Chiba Kogyo Bank, Ltd...............................         800          4,442
 *Chiyoda Corp.........................................       6,000         12,860
 *Chori Co., Ltd.......................................       5,000          3,223
 *Chugai Mining Co., Ltd...............................      50,000         11,281
 *Chukyo Sogo Bank, Ltd................................       5,000         21,192
 *Clarion Co., Ltd.....................................      10,000          7,172
 Coca Cola Central Japan Co., Ltd......................           3         16,607
 Dai-Dan Co., Ltd......................................       3,000         11,386
 Daido Hoxan, Inc......................................       4,000         19,500
 Daihen Corp...........................................      11,000         14,359
 Daiken Corp...........................................       9,000         22,047
 #*Daikyo, Inc.........................................      14,000         10,266
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................       4,000         11,442
 Daisan Bank, Ltd......................................       4,000         13,022
 Daiwa House Industry Co., Ltd.........................       1,500         10,516
 Daiwa Kosho Lease Co., Ltd............................       8,000         19,275
 *Daiwabo Co., Ltd.....................................       8,000          6,833
 Denki Kogyo Co., Ltd..................................       3,000         11,724
 #Edion Corp...........................................       3,737         15,267
 Exedy Corp............................................       4,000         25,785
 *FDK Corp.............................................       7,000         19,460
 France Bed Co., Ltd...................................       4,000          9,992
 Fuji Fire & Marine Insurance Co., Ltd.................      28,000         47,155
 *Fuji Kosan Co., Ltd..................................       6,000          4,980
 Fuji Kyuko Co., Ltd...................................       5,000         17,043
 *Fuji Spinning Co., Ltd., Tokyo.......................       4,000          2,482
 Fujicco Co., Ltd......................................       2,000         18,807
 *Fujiko Co., Ltd......................................       4,000             64
 #Fujirebio, Inc.......................................       1,000         10,097
                                                            SHARES           VALUE+
                                                            ------           ------

 Fujita Kanko, Inc.....................................      12,000    $    46,414
 Fujitsu Business Systems, Ltd.........................       2,000         20,225
 *Fujiya Co., Ltd......................................      10,000         14,101
 *Furukawa Battery Co., Ltd............................       3,000          5,971
 *Furukawa Co., Ltd....................................      18,000         16,680
 Fuso Pharmaceutical Industries, Ltd...................       5,000         18,977
 *Gakken Co., Ltd......................................       3,000          3,215
 *Godo Steel, Ltd......................................       6,000          4,690
 Heiwado Co., Ltd......................................       4,000         31,619
 Hitachi Koki Co., Ltd.................................       8,000         29,460
 Hitachi Kokusai Electric, Inc.........................       1,320          7,031
 Hitachi Medical Corp..................................       2,000         26,849
 Hitachi Plant Engineering & Construction Co., Ltd.....       6,000         17,067
 *Hitachi Seiki Co., Ltd...............................       4,000          3,320
 Hokkaido Coca Cola Bottling Co., Ltd..................       3,000         16,801
 Hokkaido Gas Co., Ltd.................................       4,000          8,380
 *Hokuriku Electric Industry Co., Ltd..................       4,000          3,094
 Homac Corp............................................       3,000         24,875
 Horiba, Ltd...........................................       2,000         16,906
 *Howa Machinery, Ltd..................................       5,000          3,626
 Ichikoh Industries, Ltd...............................       4,000          6,640
 Iino Kaiun Kaisha, Ltd................................       9,000         14,794
 Inabata and Co., Ltd., Osaka..........................       4,000         19,178
 Inageya Co., Ltd......................................       2,000         14,537
 *Iseki & Co., Ltd.....................................      14,000         11,394
 Itochu Fuel Corp......................................       4,000         21,015
 *Iwasaki Electric Co., Ltd............................       4,000         10,798
 Iwatsu Electric Co., Ltd..............................       3,000          5,947
 *Izumiya Co., Ltd.....................................       7,000         39,935
 Japan Aviation Electronics Industry, Ltd..............       3,000         18,106
 *Japan Coated Paper Manufacturing Co., Ltd............       3,000             24
 Japan Digital Laboratory Co., Ltd.....................       2,300         19,979
 Japan Medical Dynamic Marketing Inc...................         770         22,026
 *Japan Paperboard Industries Co., Ltd., Tokyo.........       3,000          4,690
 Japan Pulp and Paper Co., Ltd.........................       5,000         14,907
 *Japan Steel Works, Ltd...............................      21,000         21,660
 *Japan Storage Battery Co., Ltd.......................      17,000         37,260
 Japan Transcity Corp..................................       3,000          6,068
 Japan Vilene Co., Ltd.................................       3,000          5,923
 Japan Wool Textile Co., Ltd...........................       6,000         23,014
 #Jeol, Ltd............................................       5,000         31,023
 #*Joshin Denki Co., Ltd...............................       2,000          2,256
 *Juki Corp............................................       7,000         19,065
 Kagawa Bank, Ltd......................................       3,000         15,592
 #Kaken Pharmaceutical Co., Ltd........................       7,000         42,079
 *Kanematsu Corp.......................................      10,500         19,714
 *Kanematsu-NNK Corp...................................       3,000          4,230
 Kanto Auto Works, Ltd., Yokosuka......................       3,000         16,849
 Kanto Denka Kogyo Co., Ltd............................       4,000         10,475
 Kanto Natural Gas Development Co., Ltd................       4,000         17,631
 Kawada Industries, Inc................................       2,000          3,465

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Kawai Musical Instruments Manufacturing Co., Ltd......       5,000    $     4,271
 *Kayaba Industry Co., Ltd.............................      16,000         23,465
 Keiyo Co., Ltd........................................       2,000         13,473
 #*Kenwood Corp........................................      10,000         10,717
 Kita-Nippon Bank, Ltd.................................         400         15,213
 Kokusai Kogyo Co., Ltd................................       2,000          7,526
 Komatsu Forklift Co., Ltd.............................       3,000          4,134
 *Kosei Securities Co., Ltd............................       4,000          4,867
 Kurabo Industries, Ltd................................      13,000         19,275
 #Kuraya Sanseido, Inc.................................       8,500         47,534
 Kurimoto, Ltd.........................................      11,000         19,943
 #Kyodo Printing Co., Ltd..............................       9,000         51,490
 Kyodo Shiryo Co., Ltd.................................       5,000          4,150
 *Kyushu-Shinwa Holdings, Inc..........................       3,000          7,591
 Life Corp.............................................       2,000         14,730
 Maeda Road Construction Co., Ltd......................      10,000         35,294
 *Marudai Food Co., Ltd................................       5,000          4,915
 Maruetsu, Inc.........................................       9,000         34,375
 Maruha Corp...........................................      18,000         17,985
 Marusan Securities Co., Ltd...........................       6,000         19,823
 Maruyama Manufacturing Co., Inc.......................       3,000          3,094
 *Maruzen Co., Ltd.....................................       4,000          8,316
 Matsuo Bridge Co., Ltd................................       3,000          4,931
 *Meidensha Corp.......................................      14,000         26,285
 Meiko National Securities Co., Ltd....................      12,000         32,103
 Meito Sangyo Co., Ltd.................................       2,000         27,800
 *Mercian Corp.........................................      10,000         17,325
 #Misawa Homes Co., Ltd................................       9,000         14,577
 *Mitsubishi Cable Industries, Ltd.....................      14,000         16,019
 Mitsubishi Plastics, Inc..............................      16,000         26,043
 *Mitsubishi Shindoh Co., Ltd..........................       3,000          5,149
 *Mitsubishi Steel Manufacturing Co., Ltd..............       5,000          3,908
 Mitsuboshi Belting, Ltd...............................       8,000         18,823
 *Mitsui Construction Co., Ltd.........................       3,000          1,064
 Mitsui Home Co., Ltd..................................       4,000         11,217
 *Mitsui Mining Co., Ltd...............................       5,000          3,545
 Mitsui-Soko Co., Ltd..................................      10,000         20,628
 Mitsuuroko Co., Ltd...................................       3,000         16,922
 Miura Co., Ltd........................................       2,000         24,673
 Mizuno Corp...........................................       9,000         26,108
 Mkc-Stat Corp.........................................       2,000         18,324
 Morinaga & Co., Ltd...................................      16,000         28,751
 Nachi-Fujikoshi Corp..................................      13,000         19,379
 Nagano Bank, Ltd......................................       6,000         18,566
 Nakamuraya Co., Ltd...................................       3,000          6,237
 *Nakayama Steel Works, Ltd............................       5,000          3,828
 Nemic-Lambda KK.......................................       1,000         10,306
 Nichias Corp..........................................       4,000          7,639
 Nichiha Corp..........................................       4,000         36,744
 Nichimo Co., Ltd......................................       5,000          6,164
 Nichireki Co., Ltd....................................       2,000          6,366
 Nichiro Corp..........................................       5,000          6,245
 Nifco, Inc............................................       2,000         21,354
 Nikkiso Co., Ltd......................................       4,000         19,275
 Nippon Beet Sugar Manufacturing Co., Ltd..............       5,000          6,648
 *Nippon Carbon Co., Ltd...............................       5,000          5,278
 Nippon Chemical Industrial Co., Ltd...................       2,000          3,094
 Nippon Chemi-Con Corp.................................       5,000         20,628
 *Nippon Columbia Co., Ltd.............................       3,000          4,617
                                                            SHARES           VALUE+
                                                            ------           ------

 Nippon Concrete Industries Co., Ltd...................       3,000    $     3,022
 Nippon Densetsu Kogyo Co., Ltd........................       2,000          7,623
 Nippon Flour Mills Co., Ltd...........................      17,000         40,548
 *Nippon Kasei Chemical Co., Ltd.......................       5,000          6,567
 Nippon Mitsubishi Oil Corp............................       4,800         25,876
 Nippon Seiki Co., Ltd.................................       4,000         18,566
 Nippon Shinpan Co., Ltd...............................      21,000         36,382
 Nippon Shinyaku Co., Ltd..............................       3,000         16,076
 Nippon Signal Co., Ltd................................       3,000          8,703
 *Nippon Steel Chemical Co., Ltd.......................       6,000          9,815
 Nippon Suisan Kaisha, Ltd.............................      18,000         28,283
 Nippon Synthetic Chemical Industry Co., Ltd...........       3,000          4,037
 *Nissan Diesel Motor Co., Ltd.........................      18,000         16,100
 Nissan Shatai Co., Ltd................................      11,000         27,389
 Nissha Printing Co., Ltd..............................       3,000         17,865
 Nisshin Fire & Marine Insurance Co., Ltd..............      19,000         35,673
 Nisshin Oil Mills, Ltd................................      10,000         31,345
 Nitsuko Corp..........................................       3,000         10,902
 Nittetsu Mining Co., Ltd..............................       3,000          5,608
 Nitto Boseki Co., Ltd.................................      18,000         22,192
 Nitto Electric Works, Ltd.............................       3,000         19,895
 OSG Corp..............................................       6,000         29,831
 Odakyu Real Estate Co., Ltd...........................       4,000         10,185
 Okamoto Industries, Inc...............................       9,000         17,840
 *Okura and Co., Ltd...................................       6,000              0
 Organo Corp...........................................       4,000         16,664
 *Pacific Metals Co., Ltd..............................       7,000          6,599
 #Parco Co., Ltd.......................................       2,000         10,234
 *Pasco Corp...........................................       1,000          3,110
 Penta-Ocean Construction Co., Ltd.....................      36,000         35,971
 *Prima Meat Packers, Ltd..............................       5,000          2,699
 Raito Kogyo Co., Ltd..................................       2,400          7,562
 Rasa Industries, Ltd..................................       3,000          5,342
 Rheon Automatic Machinery Co., Ltd....................       2,000          5,979
 Riken Corp............................................       7,000         17,881
 Riken Vitamin Co., Ltd................................       2,000         22,723
 Rohto Pharmaceutical Co., Ltd.........................       2,000         16,035
 Roland Corp...........................................       2,000         20,451
 *Ryobi, Ltd...........................................       5,000          6,930
 Ryoyo Electro Corp....................................       2,000         20,225
 SMK Corp..............................................       5,000         16,519
 SRL, Inc..............................................       3,000         31,233
 *SXL Corp.............................................       3,000          3,554
 Sagami Co., Ltd.......................................       3,000          9,645
 Sakata Inx Corp.......................................       3,000          8,171
 Sanki Engineering Co., Ltd............................       5,000         26,068
 *Sankyo Aluminum Industry Co., Ltd....................      16,000         13,151
 *Sankyu, Inc., Tokyo..................................      20,000         19,984
 Sanyo Shokai, Ltd.....................................       5,000         26,591
 Sanyo Special Steel Co., Ltd..........................       7,000          6,656
 Sasebo Heavy Industries Co., Ltd., Tokyo..............       7,000          6,712
 *Seiko Corp...........................................       3,307          7,728
 Shikoku Chemicals Corp................................       3,000         11,120
 Shimizu Bank, Ltd.....................................         400         16,954
 Shinagawa Fuel Co., Ltd...............................       3,000         11,797
 Shindengen Electric Manufacturing Co., Ltd............       3,000          9,766
 Shin-Etsu Polymer Co., Ltd............................       5,000         19,943
 Shinki Co., Ltd.......................................       3,000         16,873

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Shinko Electric Co., Ltd.............................       6,000    $    12,619
 *Shinmaywa Industries, Ltd............................       5,000          8,904
 Sho-Bond Corp.........................................       2,000         15,149
 *Showa Electric Wire & Cable Co., Ltd., Kawasaki......      12,000         11,700
 Showa Sangyo Co., Ltd.................................      10,000         18,614
 #*Sumitomo Construction Co., Ltd......................       6,000          2,514
 *Sumitomo Light Metal Industries, Ltd.................      11,000          8,775
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................       2,000          9,525
 #Sumitomo Warehouse Co., Ltd..........................       9,000         26,108
 *Sun Wave Corp........................................       2,000          3,126
 Taisei Rotec Corp.....................................       3,000          3,989
 Taiyo Toyo Sanso Co., Ltd.............................       9,000         19,001
 *Takaoka Electric Manufacturing Co., Ltd., Tokyo......       4,000          5,286
 Takasago International Corp...........................       3,000         11,700
 *Takashima & Co., Ltd.................................       4,000          3,739
 Takiron Co., Ltd......................................       3,000          7,035
 Tamura Corp...........................................       4,000         10,991
 Tasaki Shinju Co., Ltd................................       2,000          6,221
 *Teac Corp............................................       5,000         10,395
 Teisan KK.............................................       5,000         19,782
 Tenma Corp............................................       2,000         25,963
 Toa Corp..............................................      12,000         13,731
 Toa Doro Kogyo Co., Ltd...............................       3,000          5,753
 *Toa Wool Spinning & Weaving Co., Ltd.................       6,000          2,514
 Toagosei Co., Ltd.....................................      26,000         41,692
 Tochigi Bank, Ltd.....................................       3,000         16,197
 Toei Co., Ltd.........................................      14,000         41,289
 Toenec Corp...........................................       3,000          9,863
 Toho Zinc Co., Ltd....................................       4,000          5,931
 Tohoku Pioneer Corp...................................       2,000         39,726
 Tokai Carbon Co., Ltd.................................      12,000         24,077
 Tokai Tokyo Securities Co., Ltd.......................       4,000          6,640
 Tokico, Ltd...........................................       4,000          9,960
 *Tokin Corp...........................................       2,000         13,296
 *Toko, Inc............................................       8,000         23,787
 Tokushima Bank, Ltd...................................       7,000         40,048
 Tokushu Paper Manufacturing Co., Ltd..................       3,000         10,878
 Tokyo Kikai Seisakusho, Ltd...........................       6,000         18,227
 *Tokyo Rope Manufacturing Co., Ltd....................       4,000          2,998
 #Tokyo Tatemono Co., Ltd..............................      15,000         29,734
 *Tokyo Tekko Co., Ltd.................................       3,000          5,149
 Tokyo Theatres Co., Inc., Tokyo.......................       6,000          5,753
 *Tokyo Tomin Bank, Ltd................................       3,700         34,734
 #*Tokyu Construction Co., Ltd.........................      42,000         25,721
 Tokyu Corp............................................       3,840         16,090
 Tokyu Store Chain Corp................................       4,000         10,669
 Tonami Transportation Co., Ltd........................       3,000          6,334
 Topy Industries, Ltd..................................      16,000         25,528
 *Toshiba Machine Co., Ltd.............................       6,000         17,599
 Tostem Corp...........................................       1,401         23,143
 *Totoku Electric Co., Ltd., Tokyo.....................       3,000          3,384
 #Toyo Chemical Co., Ltd...............................       3,000         10,709
 Toyo Communication Equipment Co., Ltd.................       4,000         13,699
 Toyo Corp.............................................       3,000         49,798
 *Toyo Electric Co., Ltd...............................       5,000          5,117
 *Toyo Engineering Corp................................      11,000         18,259
                                                            SHARES           VALUE+
                                                            ------           ------

 Toyo Kohan Co., Ltd...................................       3,000    $    10,685
 Toyo Radiator Co., Ltd................................       5,000         11,684
 Toyo Tire & Rubber Co., Ltd...........................       8,000         14,633
 *Toyo Umpanki Co., Ltd................................       5,000         12,812
 Tsubaki Nakashima Co., Ltd............................       5,000         43,110
 Tsukishima Kikai Co., Ltd.............................       3,000         16,317
 *Tsumura & Co.........................................       3,000         15,302
 Tsutsumi Jewelry Co., Ltd.............................       2,000         39,162
 Unisia Jecs Corp......................................       3,000          4,279
 *Unitika, Ltd.........................................      33,000         22,603
 Wakachiku Construction Co., Ltd.......................       4,000          3,094
 Yamatane Securities Co., Ltd..........................      14,000         23,690
 Yamato Kogyo Co., Ltd.................................       6,000         35,342
 Yokohama Reito Co., Ltd...............................       3,000         14,674
 Yomiuri Land Co., Ltd.................................       3,000          8,340
 Yondenko Corp.........................................       2,100          7,530
 Yonekyu Corp..........................................       2,000         13,956
 Yoshimoto Kogyo Co., Ltd..............................       2,000         18,195
 *Yuasa Corp...........................................       7,000         11,789
 Yurtec Corp...........................................       4,000         11,636
 Zenchiku Co., Ltd.....................................       4,000          4,480
 Zenrin Co., Ltd.......................................       3,000         23,497
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $6,457,063)....................................                  4,561,399
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Japanese Yen
   (Cost $14,687)......................................                     15,712
                                                                       -----------
TOTAL -- JAPAN
  (Cost $6,471,750)....................................                  4,577,111
                                                                       -----------
UNITED KINGDOM -- (14.3%)
COMMON STOCKS -- (14.1%)
 Abbot Group P.L.C.....................................       7,000         15,671
 Alba P.L.C............................................       1,765         10,330
 *Alldays P.L.C........................................       2,300            269
 *Anite Group P.L.C....................................       7,470          9,728
 *Arena Leisure P.L.C..................................       8,000          4,448
 BPP Holdings P.L.C....................................       2,800         10,345
 Bellway P.L.C.........................................       4,000         29,410
 Benchmark Group P.L.C.................................       4,000         16,768
 Bespak P.L.C..........................................       1,360         11,383
 *Biocompatibles International P.L.C...................       4,000          5,941
 Body Shop International P.L.C.........................       8,000         12,935
 Bovis Homes Group P.L.C...............................       5,000         32,117
 *Bradstock Group P.L.C................................      21,000            999
 Brake Brothers P.L.C..................................       2,430         27,947
 Brammer (H.) P.L.C....................................       1,933          5,628
 *British Biotech P.L.C................................      30,000          5,048
 British Polythene Industries P.L.C....................       2,000         10,345
 Bulmer (H.P.) Holdings P.L.C..........................       2,002          9,740
 Carpetright P.L.C.....................................       4,000         37,253
 *Charter P.L.C........................................       5,093         14,718
 Chrysalis Group P.L.C.................................       5,000         19,022
 City Centre Restaurants P.L.C.........................       9,500          9,835
 Coats Viyella P.L.C...................................      31,000         24,041
 Communisis P.L.C......................................       4,553         11,925
 *Cordiant Communications Group P.L.C..................      12,000         17,471
 Countrywide Assured Group P.L.C.......................      14,000         35,541
 Courts P.L.C..........................................       2,320         11,236
 *Cox Insurance Holdings P.L.C.........................      16,333         14,817

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Croda International P.L.C.............................       4,000    $    16,329
 *Danka Business Systems P.L.C.........................       7,000          6,939
 Davis Service Group P.L.C.............................       5,666         37,100
 *Dawson International P.L.C...........................       5,138          3,158
 De la Rue P.L.C.......................................       3,000         21,904
 DeVere Group P.L.C....................................       5,000         26,338
 Delta P.L.C...........................................       6,000         10,184
 Derwent Valley Holdings P.L.C.........................       2,000         24,465
 Devro P.L.C...........................................       8,000         10,242
 Diploma P.L.C.........................................       1,500          7,298
 *Elementis P.L.C......................................      13,000          6,087
 Enodis P.L.C..........................................      11,200         13,684
 Esporta P.L.C.........................................       5,177          6,212
 Euromoney Institutional Investors P.L.C...............       3,960         19,990
 First Choice Holidays P.L.C...........................      15,148         21,500
 Forth Ports P.L.C.....................................       2,120         27,298
 Geest P.L.C...........................................       3,141         35,848
 Go-Ahead Group P.L.C..................................       2,000         21,626
 Grantchester Holdings P.L.C...........................       3,780         11,726
 Greene King P.L.C.....................................       2,000         23,031
 Greggs P.L.C..........................................         640         36,241
 Henlys Group P.L.C....................................       2,800          8,952
 Heywood Williams Group P.L.C..........................       5,000         15,656
 Hilton Group P.L.C....................................       2,584          9,282
 *Hiscox P.L.C.........................................       7,800         18,603
 House of Fraser P.L.C.................................       8,000          9,979
 Hunting P.L.C.........................................       5,163         15,109
 Incepta Group P.L.C...................................      11,000          9,577
 Intserve P.L.C........................................       9,249         71,388
 JJB Sports P.L.C......................................      12,000         60,050
 Johnston Press P.L.C..................................       9,814         53,921
 Laird Group P.L.C.....................................       6,800         19,253
 *London Clubs International P.L.C.....................       7,000          1,818
 *London Forfeiting Co. P.L.C..........................       5,000          1,043
 London Merchant Securities P.L.C......................      10,000         23,777
 Low & Bonar P.L.C.....................................       5,000          6,402
 MFI Furniture Group P.L.C.............................       9,600         20,438
 MacFarlane Group Clansman P.L.C.......................       6,000          6,760
 Manchester United P.L.C...............................      12,379         22,460
 McBride P.L.C.........................................       6,500          5,350
 Meggitt P.L.C.........................................      13,970         46,708
 Menzies (John) P.L.C..................................       3,000         15,386
 *Merant P.L.C.........................................       3,575          5,231
 Mersey Docks & Harbour Co. P.L.C......................       3,580         31,561
 Molins P.L.C..........................................       1,360          7,263
 Mowlem (John) & Co. P.L.C.............................       8,255         26,573
 *NXT P.L.C............................................       2,800          4,322
 *National Express Group P.L.C.........................       2,000         18,495
 Nestor Healthcare Group P.L.C.........................       3,700         31,400
 *Oxford Molecular Group P.L.C.........................       6,530            908
 Parity Group P.L.C....................................       6,000          3,380
 Pennon Group P.L.C....................................       2,100         21,217
 Persimmon P.L.C.......................................       9,369         60,319
 *Premier Consolidated Oilfields P.L.C.................      40,000         14,193
 *Psion P.L.C..........................................      18,000         15,144
 Redrow Group P.L.C....................................      11,234         47,505
 Regent Inns P.L.C.....................................       4,310          9,806
 Renishaw P.L.C........................................       2,904         19,546
 Rotork P.L.C..........................................       4,582         24,236
 SIG P.L.C.............................................       4,300         19,567
 Salvesen (Christian) P.L.C............................      12,000         15,890
                                                            SHARES           VALUE+
                                                            ------           ------

 Scapa Group P.L.C.....................................       6,600    $     5,794
 Senior Engineering Group P.L.C........................      12,000          8,867
 Shaftesbury P.L.C.....................................       5,000         20,339
 Shanks & McEwan Group P.L.C...........................       8,000         19,373
 *Smartlogik P.L.C.....................................      14,400             29
 Smith (David S.) Holdings P.L.C.......................       9,000         23,309
 Spectris P.L.C........................................       5,378         35,529
 St. Ives P.L.C........................................       3,000         19,819
 St. Modwen Properties P.L.C...........................      23,000         50,312
 Stanley Leisure Organisation P.L.C....................       4,000         20,397
 Swan Hill Group P.L.C.................................      13,000         18,071
 T & S Stores P.L.C....................................       7,690         42,195
 Taylor Nelson AGB P.L.C...............................       6,000         20,412
 Taylor Woodrow P.L.C..................................       8,644         25,296
 Tbi P.L.C.............................................      18,000         16,790
 The Big Food Group P.L.C..............................      13,821         22,953
 Tibbett & Britten Group P.L.C.........................       2,300         25,577
 Transport Development Group P.L.C.....................       4,126         13,735
 Vitec Group P.L.C.....................................       2,000         14,369
 Vosper Thornycroft Holdings P.L.C.....................       1,460         31,777
 Westbury P.L.C........................................       5,170         26,590
 Wilson (Connolly) Holdings P.L.C......................       8,000         21,480
 Wimpey (George) P.L.C.................................      11,213         47,375
 Wolverhampton & Dudley Breweries P.L.C................       2,034         19,940
 Yates Brothers Wine Lodges P.L.C......................       3,154          7,315
 Yule Catto & Co. P.L.C................................       6,000         26,645
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,489,668)....................................                  2,204,867
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.2%)
 *British Pound Sterling
   (Cost $30,377)......................................                     30,470
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $2,520,045)....................................                  2,235,337
                                                                       -----------
FRANCE -- (5.9%)
COMMON STOCKS -- (5.9%)
 *Beghin-Say...........................................         500         21,371
 *Beneteau SA..........................................         400         20,142
 Boiron SA.............................................         300         23,515
 Bollore Technologies SA...............................         200         46,992
 Brioche Pasquier SA...................................         400         28,756
 *CS Communication et Systemes.........................         321          2,999
 Carbone Lorraine......................................         400         13,681
 Comptoir des Entrepreneurs SA.........................         690         23,136
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................         100         42,087
 *DMC (Dollfus Mieg et Cie)............................         600          4,473
 Damart SA.............................................         300         28,027
 De la Rue Imperiale de Lyon...........................         200         28,027
 *Euro Disney SCA......................................      25,300         18,673
 Faurecia SA...........................................         400         18,311
 Fimalac SA............................................       1,650         73,807
 GFI Industries SA.....................................         500         11,972
 *Gaumont..............................................         411         19,007
 *Generale de Geophysique SA...........................         556         22,824
 Grandvision SA........................................         600         10,847
 *Groupe Andre SA......................................         304         40,585
 Groupe du Louvre SA...................................         700         53,625
 Groupe Norbert Dentressangle SA.......................         600         14,854
 Guyenne et Gascogne SA................................         300         25,224

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Infogrames Entertainment SA..........................       2,887    $    15,374
 Legris Industries SA..................................         400          8,782
 *Metaleurop SA........................................       1,500          4,863
 *Neopost SA...........................................         600         23,767
 Nord-Est SA...........................................         752         18,618
 Remy Cointreau SA.....................................         921         28,222
 SEB SA Prime Fidelite 2002............................         300         26,023
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................         160         28,221
 SR Teleperformance....................................       1,656         42,855
 *Sidel SA.............................................         363         12,378
 Simco SA..............................................         303         25,420
 Skis Rossignol SA.....................................         648          7,446
 Societe Financiere Interbail SA.......................         700         21,437
 Sopra SA..............................................         500         19,853
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................         400         25,187
 Zodiac SA.............................................       1,000         25,299
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $840,107)......................................                    926,680
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Simco SA CVG Warrants 10/31/03
   (Cost $1,354).......................................         303            835
                                                                       -----------
TOTAL -- FRANCE
  (Cost $841,461)......................................                    927,515
                                                                       -----------
GERMANY -- (5.6%)
COMMON STOCKS -- (5.6%)
 Andreae-Noris Zahn AG, Anzag..........................         580         13,167
 *Articon Integralis AG................................         400          1,002
 Baader Wertpapier Handelsbank AG......................       1,100          5,272
 *Babcock Borsig AG....................................       1,140          5,027
 #Beate Uhse AG........................................       1,700         16,104
 Bilfinger & Berger Bau AG, Mannheim...................       2,000         48,207
 Binding-Brauerei AG...................................          70         15,630
 *Brau und Brunnen AG..................................         300         10,056
 *Celanese AG..........................................       1,000         22,982
 *Comdirect Bank AG....................................       2,500         17,400
 *Concordia Bau und Boden AG...........................         933          3,888
 *Duerr Beteiligungs AG................................         500         12,075
 Gildemeister AG.......................................       2,400         22,130
 Goldschmidt (T.H.) AG.................................       1,300         32,427
 HVB Real Estate AG....................................       1,879         33,002
 Harpen AG.............................................       1,250         21,020
 Hochtief AG...........................................       1,250         25,224
 Holsten-Brauerei AG...................................       1,250         19,853
 *Intertainment AG.....................................         400            448
 Ivg Holding AG........................................       2,000         23,449
 Iwka AG...............................................       1,166         15,468
 K & S Aktiengesellschaft AG...........................       2,000         41,854
 KWS Kleinwanzlebener Saatzucht AG.....................          15          7,007
 *Kloeckner Humboldt-Deutz AG..........................       3,300          6,813
 Kolbenschmidt Pierburg AG, Duesseldorf................       1,368         18,915
 Kraftuebertragungswerke Rheinfelden AG................          80         22,890
 MVV Energie AG........................................       2,000         29,896
 *MWG Biotech AG.......................................       1,000          1,009
                                                            SHARES           VALUE+
                                                            ------           ------

 Mannheimer Aktiengesellschaft Holding AG..............         480    $    23,946
 Pfleiderer AG.........................................       2,100         16,480
 *Phoenix AG, Hamburg..................................       1,000         10,109
 *Plettac AG...........................................          70            183
 Rheinmetall Berlin AG.................................         990         17,943
 Rhoen Klinikum AG.....................................         600         29,513
 *Salzgitter AG........................................       3,100         30,960
 *Schneider Rundfunkwerke AG...........................         710             73
 Schwarz Pharma AG.....................................       1,200         39,799
 *Senator Entertainment AG.............................       1,400          2,184
 *Ser Systeme AG.......................................         900             93
 *Singulus Technologies AG.............................         700         19,881
 Sixt AG...............................................         900         11,982
 *Strabag AG...........................................         166          3,444
 Stuttgarter Hofbraeu AG...............................       1,000         16,816
 Sued-Chemie AG........................................         200          5,419
 #Takkt AG.............................................       3,000         20,180
 Tarkett AG............................................       1,200          7,197
 *Teldafax AG..........................................       1,800             25
 *VDN Vereinigte Deutsche Nickel-Werke AG..............       3,650         48,831
 Vossloh AG............................................         800         18,872
 *WCM Beteiligungs AG..................................       2,666         23,661
 Walter AG.............................................       1,000         29,802
 Walter Bau AG, Augsburg...............................         900          1,261
                                                                       -----------
TOTAL -- GERMANY
  (Cost $1,272,870)....................................                    870,869
                                                                       -----------
AUSTRALIA -- (5.5%)
COMMON STOCKS -- (5.4%)
 Adelaide Bank, Ltd....................................       6,122         25,644
 *Anaconda Nickel NL...................................      17,171          3,548
 Aurion Gold, Ltd......................................      22,716         60,436
 *Aurora Gold, Ltd.....................................      15,600          1,766
 Australand Holdings, Ltd..............................      23,300         20,839
 *Australian Magnesium Corp., Ltd......................       8,556          2,470
 Bank of Queensland, Ltd...............................       7,219         29,340
 *Caltex Australia, Ltd................................      13,014         11,860
 *Centaur Mining & Exploration, Ltd....................       1,601            435
 *Climax Mining, Ltd...................................       2,546            143
 Crane (G.E) Holdings, Ltd.............................       4,654         22,788
 Downer Group, Ltd.....................................      14,934          6,340
 Foodland Associates, Ltd..............................       4,636         49,336
 GWA International, Ltd................................      11,676         15,664
 Hills Industries, Ltd.................................      18,684         32,998
 Hills Motorway Group Hly..............................       8,917         25,642
 Iluka Resources, Ltd..................................       9,093         26,714
 Jupiters, Ltd.........................................      11,343         33,709
 National Foods, Ltd...................................      14,780         25,267
 Newcrest Mining, Ltd..................................      10,301         47,231
 North Flinders Mines, Ltd.............................       6,728         70,456
 Nufarm, Ltd...........................................       6,407         15,051
 OPSM Protector, Ltd...................................       2,313          4,687
 Origin Energy, Ltd....................................      28,136         54,947
 Pacific BBA, Ltd......................................       6,202         14,534
 *Petsec Energy, Ltd...................................       4,391            497
 *Resolute Mining, Ltd.................................       2,027          1,021
 Ridley Corp., Ltd.....................................      38,783         30,296
 Simsmetal, Ltd........................................       3,912         15,412
 Sonic Healthcare, Ltd.................................      16,313         48,941
 Sons of Gwalia, Ltd...................................       5,086         20,009

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Spotless Group, Ltd...................................       9,307    $    23,075
 Thakral Holdings Group................................      87,685         30,277
 Toll Holdings, Ltd....................................       2,606         50,155
 West Australian Newspapers Holdings, Ltd..............       8,689         24,838
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $742,408)......................................                    846,366
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $5,386).......................................                      5,794
                                                                       -----------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Australian Magnesium Corp., Ltd. Options 07/31/05....       4,278            254
 *Resolute Mining, Ltd. Options 06/11/05...............         675            115
                                                                       -----------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $77).........................................................          369
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $747,871)......................................                    852,529
                                                                       -----------
SWITZERLAND -- (4.0%)
COMMON STOCKS -- (4.0%)
 *Actelion, Ltd........................................         500         21,541
 Agie Charmilles Holding AG............................         200         11,935
 *Bank Sarasin & Cie Series B, Basel...................          10         18,509
 *Bobst Group SA.......................................         800         27,573
 *Disetronic Holding AG................................          40         23,182
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................         100         25,339
 Financiere Michelin, Granges-Paccot...................          50         19,084
 Forbo Holding AG, Eglisau.............................          51         16,861
 *Geberit AG...........................................          80         22,722
 Generali (Switzerland) Holdings, Adliswil.............          80         16,339
 *Kaba Holding AG......................................          90         20,565
 Kraftwerk Laufenburg, Laufenburg......................         100         20,935
 *Kuoni Reisen Holding AG..............................          70         18,809
 *Moevenpick-Holding, Zuerich..........................          40         14,246
 Oz Holding AG.........................................         200         15,956
 Phoenix Mecano AG, Stein am Rhein.....................          50         14,042
 *Phonak Holding AG....................................       1,200         20,871
 Reg Real Estate Group.................................         300         17,233
 Rieters Holdings......................................         100         24,254
 *Sarna Kunststoff Holding AG, Sarnen..................          15         15,653
 Schweizerische National Versicherungs Gesellschaft....          30         15,912
 Sig Holding AG........................................         900        114,886
 Sika Finanz AG, Baar..................................          90         23,896
 *Sulzer Medic AG......................................         200         30,764
 Unaxis Holding AG.....................................          60          7,381
 Valora Holding AG.....................................         100         21,062
 *Von Roll Holding AG, Gerlafingen.....................       1,359          2,862
 Zuercher Ziegeleien Holding, Zuerich..................          27         19,129
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $684,895)......................................                    621,541
                                                                       -----------
                                                            SHARES           VALUE+
                                                            ------           ------

INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $4,173).......................................                $     4,352
                                                                       -----------
TOTAL -- SWITZERLAND
  (Cost $689,068)......................................                    625,893
                                                                       -----------
ITALY -- (4.0%)
COMMON STOCKS -- (4.0%)
 *Aem Torino SpA.......................................      10,500         21,434
 #*Alitalia Linee Aeree Italiane SpA Series A..........      30,000         20,180
 Banco di Desio e della Brianza SpA....................       5,000         12,565
 Beni Stabili SpA, Roma................................      40,000         23,057
 Buzzi Unicem SpA......................................       3,000         26,626
 CIR SpA (Cie Industriale Riunite), Torino.............      17,000         20,361
 Caltagirone Editore SpA...............................       3,000         19,619
 Cia Assicuratrice Unipol SpA..........................       6,000         22,982
 *Cirio Finanziaria SpA................................      45,000         12,570
 Class Editore SpA.....................................       3,000          8,296
 *Dalmine SpA..........................................      82,000         13,406
 Erg SpA...............................................       5,000         22,422
 Gewiss SpA............................................       6,000         19,619
 #Gruppo Editoriale L'espresso SpA.....................      14,000         56,372
 IFIL Finanziaria Partecipazioni SpA...................       5,000         22,982
 *Impregilo SpA........................................      19,000         11,857
 *It Holding SpA.......................................       6,000         25,224
 Italmobiliare SpA, Milano.............................         750         27,502
 Merloni Elettrodomestici SpA..........................       2,500         23,590
 Milano Assicurazioni SpA..............................      11,000         30,727
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      11,448         16,791
 *Premaimm SpA.........................................       7,400          1,172
 Recordati Industria Chimica e Farmaceutica SpA........       1,000         26,448
 Rinascente per l'Esercizio di Grande Magazzini SpA....       6,000         21,413
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       2,000         31,540
 SMI STA Metallurgica Italiana SpA.....................      31,000         15,292
 SNIA SpA..............................................      11,700         22,845
 Societe Cattolica di Assicurazoni Scarl SpA...........         900         22,366
 Vianini Lavori SpA....................................       5,720         26,131
                                                                       -----------
TOTAL -- ITALY
  (Cost $605,738)......................................                    625,389
                                                                       -----------
SINGAPORE -- (3.7%)
COMMON STOCKS -- (3.7%)
 Amtek Engineering, Ltd................................      18,750          8,867
 Bukit Sembawang Estates, Ltd..........................       1,000          6,940
 Cerebos Pacific, Ltd..................................      15,000         16,286
 Chuan Hup Holdings, Ltd...............................      87,000         20,693
 Comfort Group, Ltd....................................      55,500         23,295
 First Capital Corp., Ltd..............................      33,000         17,268
 GK Goh Holdings, Ltd..................................      17,000          6,137
 Haw Par Brothers International, Ltd...................      24,000         56,950
 Hotel Plaza, Ltd......................................      25,000          6,156
 Hotel Properties, Ltd.................................      32,000         19,342
 *K1 Ventures, Ltd.....................................     120,000         11,417
 *Keppel Telecommunications and Transportation, Ltd....      27,000         15,413

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Kim Eng Holdings, Ltd.................................      65,000    $    30,375
 *Labroy Marine, Ltd...................................     100,000         16,790
 Marco Polo Developments, Ltd..........................      29,000         30,188
 Natsteel Broadway, Ltd................................      16,000         28,654
 *Orchard Parade Holdings, Ltd.........................      11,239          2,390
 Overseas Union Enterprise, Ltd........................       6,000         22,162
 Robinson & Co., Ltd...................................       9,600         30,893
 *SBS Transit, Ltd.....................................      23,000         22,912
 Scotts Holdings, Ltd..................................      25,000          5,037
 *Sembcorp Logistics, Ltd..............................      27,000         31,732
 Singapore Land, Ltd...................................      11,000         22,408
 Smrt Corporation, Ltd.................................      48,000         18,267
 Straits Trading Co., Ltd..............................      61,200         60,966
 *Tuan Sing Holdings, Ltd..............................      44,000          2,462
 UOB-Kay Hian Holdings, Ltd............................      13,000          5,020
 United Overseas Land, Ltd.............................      28,000         27,736
 *Van Der Horst, Ltd...................................         240            996
 *Vertex Venture Holdings, Ltd.........................       9,816          1,401
 Wing Tai Holdings, Ltd................................      25,000         10,423
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $664,197)......................................                    579,576
                                                                       -----------
PREFERRED STOCKS -- (0.0%)
 First Capital Corp., Ltd. 7% (Non-Redeemable
   Convertible)
   (Cost $5,895).......................................       9,900          6,205
                                                                       -----------
TOTAL -- SINGAPORE
  (Cost $670,092)......................................                    585,781
                                                                       -----------
HONG KONG -- (3.7%)
COMMON STOCKS -- (3.7%)
 *Allied Group, Ltd....................................     276,000         15,039
 *Allied Properties (Hong Kong), Ltd...................     213,000          6,964
 Asia Financial Holdings, Ltd..........................      54,874          7,739
 *Asia Standard International Group, Ltd...............     116,666          3,485
 *B-Tech Holdings, Ltd.................................         230              4
 Cafe de Coral Holdings, Ltd...........................      78,000         64,003
 *Century City International Holdings, Ltd.............     394,000          2,223
 Champion Technology Holdings, Ltd.....................      20,918          5,069
 Chen Hsong Holdings, Ltd..............................      72,000         13,570
 *China Aerospace International Holdings, Ltd..........      46,800          3,660
 *China Everbright Technology, Ltd.....................     206,000         11,225
 China Foods Holdings, Ltd.............................      30,000          8,270
 China Hong-Kong Photo Products Holdings, Ltd..........      90,000          8,423
 China Motor Bus Co., Ltd..............................       1,600         14,462
 *China Online (Bermuda), Ltd..........................     740,000          5,882
 *Continental Mariner Investment Co., Ltd..............      60,000          6,385
 Cross Harbour Tunnel Co., Ltd.........................      29,000         12,735
 *DigitalHongKong.com..................................         329              8
 Dynamic Holdings, Ltd.................................      92,000         30,078
 Elec & Eltek International Holdings, Ltd..............     132,000         20,478
 *Founder Holdings, Ltd................................     122,000         16,893
 Four Seas Frozen Food Holdings, Ltd...................      22,620          1,798
 Four Seas Mercantile Holdings, Ltd....................      60,000         22,693
 Gold Peak Industries (Holdings), Ltd..................      81,250         14,480
                                                            SHARES           VALUE+
                                                            ------           ------

 Goldlion Holdings, Ltd................................      37,000    $     2,846
 Grande Holdings, Ltd..................................      28,000         26,565
 *Great Wall Electronic International, Ltd.............     713,200          1,372
 Harbour Centre Development, Ltd.......................       9,000          6,289
 International Bank of Asia, Ltd.......................     138,285         36,346
 JCG Holdings, Ltd.....................................      28,000         17,411
 *Kumagai Gumi Hong Kong, Ltd..........................      27,000          2,666
 *Lai Sun Development Co., Ltd.........................      86,000          1,345
 Liu Chong Hing Investment, Ltd........................      18,000         10,039
 Moulin International Holdings, Ltd....................     109,991         11,000
 Ngai Lik Industrial Holdings, Ltd.....................      94,000         35,252
 Oriental Press Group, Ltd.............................     102,000         15,562
 *QPL International Holdings, Ltd......................      23,000          9,879
 Sea Holdings, Ltd.....................................      38,000          6,236
 *Semi-Tech (Global) Co., Ltd..........................      68,346            228
 Shaw Brothers Hong Kong, Ltd..........................      20,000         22,565
 Shell Electric Manufacturing (Holdings) Co., Ltd......      45,600          4,853
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................      90,000          4,558
 Shun Tak Holdings, Ltd................................     280,000         49,541
 Silver Grant International Industries, Ltd............      40,000          3,539
 Sun Hung Kai & Co., Ltd...............................      59,000          8,926
 Tai Cheung Holdings, Ltd..............................      25,000          4,231
 *Tem Fat Hing Fung (Holdings), Ltd....................     348,000            580
 *Triplenic Holdings, Ltd..............................     168,000          1,766
 *eSun Holdings, Ltd...................................      30,000          1,385
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $992,999)......................................                    580,546
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $1,129).......................................                      1,129
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *B-Tech Holdings, Ltd. Rights 06/30/03................       2,300             10
 *Champion Technology Holdings, Ltd. Warrants
   01/06/03............................................     103,668            133
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $15,269).......................................                        143
                                                                       -----------
TOTAL -- HONG KONG
  (Cost $1,009,397)....................................                    581,818
                                                                       -----------
SPAIN -- (3.2%)
COMMON STOCKS -- (3.2%)
 Abengoa SA............................................       2,800         21,345
 *Amper SA.............................................       1,600          6,263
 Banco de Valencia SA..................................       3,300         38,229
 Banco Pastor SA.......................................       1,200         22,422
 Banco Zaragozano SA...................................       6,000         65,864
 *Campofrio Alimentacion New Shares....................         366          3,886
 Campofrio Alimentacion SA.............................       1,100         11,952
 Cementos Portland SA..................................       1,000         35,221
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................       3,000         21,469
 Ebro Puleva SA........................................       2,084         24,395
 Empresa Nacional de Celulosa SA.......................       1,200         19,227
 Europistas Concesionaria Espanola SA..................       3,356         18,498

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................       3,432    $    43,606
 Inmobiliaria Urbis SA.................................       4,600         28,750
 Marco Iberica Distribucion de Ediciones Midesa........       1,100         20,142
 Portland Valderrivas SA...............................         900         27,326
 Prosegur Cia de Seguridad SA..........................       2,200         32,577
 *Puleva Biotech SA....................................         244            932
 #Uralita SA...........................................       1,900         11,520
 Vallehermoso SA.......................................       2,600         24,072
 Viscofan Industria Navarra de Envolturas Celulosicas
   SA..................................................       2,730         23,847
                                                                       -----------
TOTAL -- SPAIN
  (Cost $378,315)......................................                    501,543
                                                                       -----------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.9%)
 *Addtech AB Series B..................................       2,500         10,294
 *Allgon AB Series B...................................       1,400          5,103
 Avesta Polarit........................................      14,800         74,467
 Bergman & Beving AB Series B..........................       2,500         12,579
 Carbo AB..............................................       2,400         56,313
 Catena AB Series A....................................       1,700         15,187
 Esselte AB Series A...................................       1,400         12,866
 Esselte AB Series B...................................       1,100         10,053
 Garphyttan Industrier AB..............................       1,680         19,839
 Hoeganges AB Series B.................................       1,300         27,366
 *Icon Medialab International AB.......................       1,500            300
 *Lagercrantz Group AB Series B........................       2,500          7,445
 Lindex AB.............................................         700         12,938
 *Mandator AB..........................................       6,000            659
 Nobelpharma AB........................................       1,400         92,006
 Observer AB...........................................       2,880         19,223
 Rottneros Bruk AB.....................................      11,700         12,495
 *Scribona AB Series A.................................       1,500          2,526
 Tietoenator Corp. AB..................................       1,015         24,597
 Trelleborg AB Series B................................       3,600         35,303
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $441,438)......................................                    451,559
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $6,381).......................................                      6,759
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $447,819)......................................                    458,318
                                                                       -----------
NETHERLANDS -- (2.3%)
COMMON STOCKS -- (2.3%)
 *ASM International NV.................................       1,000         19,759
 Boskalis Westminster NV...............................       1,200         36,435
 *Computer Services Solutions Holding NV...............         729          1,703
 *Getronics NV.........................................       6,960         15,736
 Grolsche NV...........................................         800         16,570
 Internatio-Mueller NV.................................       1,285         25,931
 Koninklijke Frans Maas Groep NV.......................         810         18,154
 Koninklijke Nedlloyd NV...............................         922         16,969
 Koninklijke Vendex KBB NV.............................       1,800         24,585
 Koninklijke Volker Wessels Stevin NV..................         988         24,571
 *Koninklijke Vopak NV.................................       1,100         20,656
                                                            SHARES           VALUE+
                                                            ------           ------

 NBM-Amstelland NV.....................................       1,158    $     6,794
 NV Holdingsmij de Telegraaf...........................       1,000         21,114
 Oce NV................................................       1,700         20,329
 *Schuttersveld NV.....................................       1,337         12,803
 *Semiconductor Industries NV..........................       1,100          8,170
 Stork NV..............................................         900          9,610
 Twentsche Kabel Holding NV............................         677          9,487
 Unique International NV...............................         773         16,538
 Van Der Mollen Holding NV.............................         995         23,704
 Wegener Arcade NV ....................................       1,631         13,637
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $457,041)......................................                    363,255
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Amstelland NV Rights 06/28/02........................       1,158              0
 *Computer Services Solutions Holding NV Rights
   06/03/02............................................           9              1
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                          1
                                                                       -----------
TOTAL -- NETHERLANDS
  (Cost $457,041)......................................                    363,256
                                                                       -----------
GREECE -- (2.3%)
COMMON STOCKS -- (2.3%)
 Athens Water & Sewerage Public Co.....................       4,400         22,280
 *Attica Enterprises S.A. Holdings.....................       7,500         25,925
 Avax S.A. Construction Co.............................       2,600         35,464
 *Babis Vovos S.A......................................       1,200         20,874
 Bank of Piraeus S.A...................................       7,300         49,513
 *Etba Bank SA.........................................       7,200         26,233
 Hellenic Duty Free Shops S.A..........................       3,700         25,372
 Hellenic Technodomiki S.A.............................       3,800         22,863
 *Heracles General Cement Co...........................       2,000         21,861
 Intracom S.A..........................................       5,500         50,664
 Technical Olympic S.A.................................       5,500         23,019
 *Viohalco.............................................       4,700         33,020
                                                                       -----------
TOTAL -- GREECE
  (Cost $359,088)......................................                    357,088
                                                                       -----------
DENMARK -- (1.8%)
COMMON STOCKS -- (1.8%)
 *Alm. Brand A.S.......................................         778          8,900
 Bang & Olufsen Holding A.S. Series B..................         450         13,407
 Coloplast A.S. Series B...............................         808         63,486
 DFDS A.S., Copenhagen.................................         384          6,807
 Danske Traelastkompagni A.S...........................       1,000         15,840
 *FLS Industries.......................................       1,240         16,056
 *Gn Great Nordic A.S..................................       5,000         21,686
 *Jyske Bank A.S.......................................       1,110         27,350
 *Korn-Og Foderstof Kompagnet A.S......................         700         15,840
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........         960         11,163
 Radiometer A.S. Series B..............................         432         14,392
 *Sas Danmark A.S......................................       1,739         12,024
 *Topdanmark A.S.......................................       1,450         45,116
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $293,007)......................................                    272,067
                                                                       -----------

                                                            SHARES           VALUE+
                                                            ------           ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $2,694).......................................                $     2,832
                                                                       -----------
TOTAL -- DENMARK
  (Cost $295,701)......................................                    274,899
                                                                       -----------
FINLAND -- (1.7%)
COMMON STOCKS -- (1.7%)
 Amer-Yhtymae Oyj Series A.............................       1,100         37,407
 #Finnair Oyj..........................................       3,800         17,680
 Finnlines Oyj.........................................         900         23,122
 Instrumentarium Oyj...................................       1,600         40,808
 #KCI Konecranes International Oyj.....................         600         19,619
 Kemira Oyj............................................       4,600         35,669
 Partek Oyj............................................       1,900         26,803
 *Stonesoft Corp.......................................       2,191          2,006
 Tamro Oyj.............................................       4,800         16,189
 #Uponor Oyj Series A..................................       1,500         30,227
 Viking Line AB........................................         400          8,782
                                                                       -----------
TOTAL -- FINLAND
  (Cost $238,581)......................................                    258,312
                                                                       -----------
NORWAY -- (1.6%)
COMMON STOCKS -- (1.4%)
 Hafslund ASA..........................................       4,500         21,904
 Leif Hoegh & Co. ASA..................................       1,812         22,164
 *Nera ASA.............................................       4,600          7,177
 *Prosafe ASA..........................................       1,400         24,114
 #Rieber and Son ASA Series A..........................       3,600         22,691
 Schibsted ASA.........................................       1,800         22,129
 Smedvig ASA Series A..................................       2,600         22,067
 *Tandberg ASA Series A................................       5,200         63,604
 *Tandberg Television ASA..............................       2,600          5,776
 #Wilhelmshaven (Wilhelm), Ltd. ASA....................       1,400         15,202
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $217,488)......................................                    226,828
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Norwegian Krone
   (Cost $17,033)......................................                     19,193
                                                                       -----------

BONDS -- (0.1%)
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
 Aker RGI Holding ASA..................................    $     70          8,053
                                                                       -----------
TOTAL -- NORWAY
  (Cost $245,237)......................................                    254,074
                                                                       -----------
                                                            SHARES
                                                            ------
BELGIUM -- (1.5%)
COMMON STOCKS -- (1.5%)
 Ackermans & Van Haaren SA.............................       1,200         33,857
 *Afrifina.............................................         140          7,848
 Bekaert SA............................................         500         23,356
 Brederode SA..........................................         102          1,958
 Cie Martime Belge SA..................................         300         15,849
 Cofinimmo SA..........................................         220         18,888
 *Creyf's SA...........................................         700         14,714
 D'Ieteren SA..........................................         100         21,020
 Deceuninck SA.........................................       1,300         25,651

 *Immobel (Cie Immobiliere de Belgique SA).............         200    $    10,305
 *Mobistar SA..........................................       1,300         18,825
 *Omega Pharma SA......................................         500         22,422
 *Spector Photo Group SA...............................         188          2,197
 Union Miniere SA......................................         500         20,922
                                                                       -----------
TOTAL -- BELGIUM
  (Cost $270,483)......................................                    237,812
                                                                       -----------
NEW ZEALAND -- (1.5%)
COMMON STOCKS -- (1.4%)
 *Fisher & Paykel Apppliances Holdings, Ltd............       4,900         22,531
 Independent Newspapers, Ltd. (Auckland)...............      15,600         30,037
 Natural Gas Corp. Holdings, Ltd.......................      42,480         22,178
 New Zealand Refining Co., Ltd.........................       1,008          8,111
 Port of Tauranga, Ltd.................................       5,800         21,502
 Ports of Auckland.....................................       4,770         15,421
 Trustpower, Ltd.......................................      18,000         29,485
 United Networks, Ltd..................................       6,200         23,163
 Warehouse Group, Ltd..................................      14,308         49,342
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $200,397)......................................                    221,770
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *New Zealand Dollar
   (Cost $11,067)......................................                     12,232
                                                                       -----------
TOTAL -- NEW ZEALAND
  (Cost $211,464)......................................                    234,002
                                                                       -----------
IRELAND -- (1.1%)
COMMON STOCKS -- (1.1%)
 Anglo Irish Bank Corp. P.L.C..........................       7,607         47,899
 DCC P.L.C.............................................       2,250         25,477
 Green Property Co.....................................       3,447         29,627
 Greencore Group P.L.C.................................       6,613         19,646
 IAWS Group P.L.C......................................       4,260         35,023
 Waterford Wedgwood P.L.C..............................      19,372         11,764
                                                                       -----------
TOTAL -- IRELAND
  (Cost $119,916)......................................                    169,436
                                                                       -----------
AUSTRIA -- (1.0%)
COMMON STOCKS -- (1.0%)
 BBAG Oesterreichische Brau-Beteiligungs AG............         362         21,881
 Bohler Uddeholm AG....................................         385         17,873
 Brau Union Goess-Reinighaus AG........................         420         23,582
 Flughafen Wien AG.....................................         543         17,958
 Mayr-Melnhof Karton AG................................         420         28,644
 Oberbank AG...........................................         305         19,946
 *Rhi AG, Wien.........................................         833          5,525
 Va Technologie AG.....................................         444         13,888
                                                                       -----------
TOTAL -- AUSTRIA
  (Cost $164,621)......................................                    149,297
                                                                       -----------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $20,598)......................................                     21,103
                                                                       -----------

                                                            SHARES           VALUE+
                                                            ------           ------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Kuala Lumpur Industries Holdings Berhad..............      12,000    $     1,563
 *Promet Berhad........................................      23,000          1,755
                                                                       -----------
TOTAL -- MALAYSIA
  (Cost $36,685).......................................                      3,318
                                                                       -----------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Notes
   7.00%, 07/15/06, valued at $470,506) to be
   repurchased at $463,064
   (Cost $463,000).....................................    $    463        463,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $18,536,841)++.................................                $15,627,700
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $18,536,951.

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
COMMERCIAL PAPER -- (44.8%)
CDC Commercial Paper Corp.
    1.740%, 06/05/02...................................     $  700     $   699,932
Ciesco L.P.
    1.760%, 06/13/02...................................        700         699,662
Corporate Asset Funding Co.
    1.750%, 06/12/02...................................        700         699,696
Eksportfinans ASA
    1.780%, 06/06/02...................................        700         699,899
Enterprise Funding Corp.
    1.770%, 06/06/02...................................        700         699,899
Govco, Inc.
    1.770%, 06/20/02...................................        600         599,481
KFW International Finance, Inc.
    1.800%, 06/03/02...................................        600         600,000
Kittyhawk Funding Corp.
    1.790%, 06/17/02...................................        600         599,592
Koch Industries, Inc.
    1.750%, 06/05/02...................................        700         699,932
Marsh & McLennan Co., Inc.
    1.740%, 07/08/02...................................        700         699,932
Metlife Funding, Inc.
    1.750%, 06/21/02...................................        700         699,384
Nestle Capital Corp.
    1.730%, 07/02/02...................................        700         699,024
Novartis Financial Corp.
    1.750%, 06/18/02...................................        600         599,547
Paccar Financial Corp.
    1.780%, 06/03/02...................................        500         500,000
Pfizer, Inc.
    1.740%, 06/26/02...................................        600         599,337
Sheffield Receivables Corp.
    1.790%, 06/20/02...................................        700         699,415
Sigma Finance Corp.
    1.770%, 07/01/02...................................        700         699,058
UBS Finance, Inc.
    1.810%, 06/03/02...................................        500         500,000
Windmill Funding Corp.
    1.790%, 06/20/02...................................        700         699,395
                                                                       -----------
TOTAL COMMERCIAL PAPER
  (Cost $12,390,853)...................................                 12,393,185
                                                                       -----------
                                                             FACE
                                                            AMOUNT        VALUE+
                                                            ------        ------
                                                            (000)
BONDS -- (32.2%)
Asian Development Bank Corporate Bonds
    5.500%, 04/23/04...................................        700         725,260
Bank of America Corp. Corporate Bonds
    5.750%, 03/01/04...................................        700         725,037
Bell Atlantic New Jersey, Inc. Corporate Bonds
    5.875%, 02/01/04...................................        600         622,903
Citigroup, Inc. Corporate Bonds
    7.200%, 02/01/04...................................        700         740,254
European Investment Bank Corporate Bonds
    4.750%, 04/26/04...................................        600         609,179
Heller Financial, Inc. Corporate Bonds
    6.000%, 03/19/04...................................        700         729,333
Inter-American Development Bank Corporate Bonds
    5.125%, 02/05/04...................................        600         619,821
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)

JP Morgan Chase & Co. Corporate Bonds
    5.750%, 02/25/04...................................     $  700     $   725,739
Landesbank Baden-Wuerttemberg Corporate Bonds
    7.875%, 04/15/04...................................        700         755,315
Northern Trust Corp. Medium Term Notes
    6.625%, 10/01/03...................................        600         626,424
Wal-Mart Stores, Inc. Corporate Bonds
    4.375%, 08/01/03...................................        700         710,653
Wells Fargo & Co. Corporate Bonds
    4.250%, 08/15/03...................................        600         608,092
World Bank (International Bank for Reconstruction &
  Development) Corporate Bonds
    4.750%, 04/30/04...................................        700         718,607
                                                                       -----------
TOTAL BONDS
  (Cost $8,887,856)....................................                  8,916,617
                                                                       -----------
                                                             FACE
                                                            AMOUNT        VALUE+
                                                            ------        ------
                                                            (000)
AGENCY OBLIGATIONS -- (21.8%)
Federal Home Loan Bank
    5.375%, 01/05/04...................................        800         828,077
Federal Home Loan Mortgage Corporation
    3.250%, 01/15/04...................................      1,300       1,303,602
    5.250%, 02/15/04...................................      1,200       1,241,086
    3.750%, 04/15/04...................................      1,400       1,416,272
Federal National Mortgage Association
    4.750%, 03/15/04...................................      1,200       1,232,759
                                                                       -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $5,980,684)....................................                  6,021,796
                                                                       -----------
                                                             FACE
                                                            AMOUNT        VALUE+
                                                            ------        ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by FHLMC Discount Notes
   2.43%, 05/22/03, valued at $198,179) to be
   repurchased at $195,027
   (Cost $195,000).....................................        195         195,000
                                                                       -----------
TOTAL INVESTMENTS -- (99.5%) (Cost $27,454,393)++......                 27,526,598
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- (0.5%)
  Interest Receivable................................................      179,556
  Other Liabilities in Excess of Other Assets........................      (41,117)
                                                                       -----------
                                                                           138,439
                                                                       -----------
NET ASSETS -- (100.0%)
  Applicable to 2,686,840 Outstanding $.01 Par Value Shares
    (50,000,000 Shares Authorized)...................................  $27,665,037
                                                                       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.............
                                                                       $     10.30
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $27,454,393.

                See accompanying Notes to Financial Statements.

                            VA GLOBAL BOND PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (72.7%)
BONDS -- (46.4%)
Abbott Laboratories
    6.400%, 12/01/06...................................    $   500     $   532,342
Asian Development Bank
    4.875%, 02/05/07...................................        500         503,850
Bank Austria AG Medium Term Notes
    5.750%, 06/08/06...................................        500         518,550
British Columbia (Province of) Corporate Bonds
    4.625%, 10/03/06...................................        500         500,475
CDC IXIS
    4.125%, 11/21/06...................................        500         487,600
Citicorp, Inc. Corporate Bonds
    5.750%, 05/10/06...................................        500         518,380
ELF Aquitaine SA Medium Term Notes
    7.000%, 10/05/05...................................        500         539,100
European Investment Bank
    4.625%, 03/01/07...................................        500         498,900
Gillette Co.
    5.000%, 12/21/06...................................        500         502,750
Glaxo Wellcome, Inc. Medium Term Notes
    6.125%, 01/25/06...................................        500         525,500
Heller Financial, Inc. Corporate Bonds
    6.375%, 03/15/06...................................        500         527,404
International Finance Corp.
    4.750%, 04/30/07...................................        600         600,520
JP Morgan Chase & Co. Corporate Bonds
    5.350%, 03/01/07...................................        500         503,395
KFW International Finance, Inc. Corporate Bonds
    4.750%, 01/24/07...................................        500         501,940
Landwirtschaft Rentenbank Corporate Bonds
    4.500%, 10/23/06...................................        500         497,347
Merck & Co., Inc. Corporate Bonds
    5.250%, 07/01/06...................................        500         508,398
Novartis Finance Corp. Medium Term Notes
    6.625%, 10/18/05...................................        500         536,100
Oesterrich Kontrollbank Corporate Bonds
    5.500%, 01/20/06...................................        500         514,688
Rabobank Medium Term Notes
    4.875%, 01/25/07...................................        600         601,500
Wal-Mart Stores, Inc. Corporate Bonds
    8.000%, 09/15/06...................................        500         560,564
Wells Fargo & Co. Corporate Bonds
    5.900%, 05/21/06...................................        500         519,375
                                                                       -----------
TOTAL BONDS
  (Cost $10,954,897)...................................                 10,998,678
                                                                       -----------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)

AGENCY OBLIGATIONS -- (21.3%)
Federal Home Loan Bank
    4.125%, 11/15/06...................................    $   500     $   489,197
    4.875%, 11/15/06...................................      1,500       1,513,018
Federal Home Loan Mortgage Corporation
    4.875%, 03/15/07...................................      1,200       1,209,455
Federal National Mortgage Association
    5.000%, 01/15/07...................................      1,200       1,219,036
    5.250%, 04/15/07...................................        600         613,690
                                                                       -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $4,990,999)....................................                  5,044,396
                                                                       -----------
COMMERCIAL PAPER -- (5.0%)
Enterprise Funding Corp.
    1.790%, 06/17/02...................................        600         599,594
Kittyhawk Funding Corp.
    1.790%, 06/20/02...................................        600         599,498
                                                                       -----------
TOTAL COMMERCIAL PAPER
  (Cost $1,198,956)....................................                  1,199,092
                                                                       -----------
TOTAL -- UNITED STATES
  (Cost $17,144,852)...................................                 17,242,166
                                                                       -----------
CANADA -- (8.6%)
BONDS -- (8.6%)
British Columbia Municipal Finance Authority
    7.250%, 09/25/06...................................        700         494,322
Canada Mortgage and Housing Corp.
    5.250%, 12/01/06...................................        600         395,275
Government of Canada
    7.000%, 12/01/06...................................        800         566,092
Swedish Export Credit Corp. Medium Term Notes
    4.750%, 12/20/06...................................        900         579,364
                                                                       -----------
TOTAL -- CANADA
  (Cost $1,980,433)....................................                  2,035,053
                                                                       -----------
AUSTRALIA -- (7.3%)
BONDS -- (7.3%)
Eksportfinans ASA
    7.250%, 04/07/04...................................      1,000         576,248
New South Wales Treasury Corp.
    7.000%, 04/01/04...................................      1,000         576,135
Queensland Treasury Corp.
    8.000%, 05/14/03...................................      1,000         578,286
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $1,556,171)....................................                  1,730,669
                                                                       -----------
UNITED KINGDOM -- (3.8%)
BONDS -- (3.8%)
Abbey National Treasury Services P.L.C.
    6.500%, 03/05/04...................................        300         447,478
                                                                       -----------

VA GLOBAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Hypothekenbank In Essen AG
    6.875%, 11/12/04...................................    $   300     $   452,665
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $895,700)......................................                    900,143
                                                                       -----------
SWEDEN -- (3.0%)
BONDS -- (3.0%)
Denmark Kingdom
    5.375%, 09/15/03...................................      4,000         411,973
Kommuninvest
    5.875%, 01/15/04...................................      3,000         310,150
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $710,107)......................................                    722,123
                                                                       -----------
JAPAN -- (1.6%)
BONDS -- (1.6%)
Proctor & Gamble Co.
    1.500%, 12/07/05...................................     46,000         384,347
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (2.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Notes
   7.00%, 07/15/06, valued at $479,576) to be
   repurchased at $472,066
   (Cost $472,000).....................................        472         472,000
                                                                       -----------
TOTAL INVESTMENTS -- (99.0%) (Cost $23,161,354)++......                 23,486,501
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- (1.0%)
    Interest Receivable................................                    367,129
    Other Liabilities in Excess of Other Assets........                   (135,247)
                                                                       -----------
                                                                           231,882
                                                                       -----------
NET ASSETS -- (100.0%) Applicable to 2,286,761
    Outstanding $.01 Par Value Shares (50,000,000
     Shares Authorized)................................                $23,718,383
                                                                       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $     10.37
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency or the Euro.
  ++  The cost for federal income tax purposes is $23,161,354.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                                                    VA SMALL          VA LARGE
                                                                      VALUE             VALUE
                                                                    PORTFOLIO         PORTFOLIO
                                                                   -----------       -----------
ASSETS:
Investments at Value........................................       $   33,528        $   41,715
Collateral for Securities Loaned............................            1,359               854
Receivables:
  Dividends and Interest....................................               19                71
  Investment Securities Sold................................                9                --
Prepaid Expenses and Other Assets...........................                1                --
                                                                   ----------        ----------
    Total Assets............................................           34,916            42,640
                                                                   ----------        ----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................            1,359               854
  Investment Securities Purchased...........................               10                --
  Fund Shares Redeemed......................................               13                32
Accrued Expenses and Other Liabilities......................               14                16
                                                                   ----------        ----------
    Total Liabilities.......................................            1,396               902
                                                                   ----------        ----------

NET ASSETS..................................................       $   33,520        $   41,738
                                                                   ==========        ==========

SHARES OUTSTANDING, $.01 PAR VALUE (50,000,000 Shares
  Authorized)...............................................        2,650,399         3,300,770
                                                                   ==========        ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....       $    12.65        $    12.64
                                                                   ==========        ==========

Investments at Cost.........................................       $   30,924        $   41,829
                                                                   ==========        ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                                                   VA INTERNATIONAL       VA INTERNATIONAL
                                                                        VALUE                  SMALL
                                                                      PORTFOLIO              PORTFOLIO
                                                                   ----------------       ----------------
ASSETS:
Investment at Value.........................................          $   26,522             $   15,628
Collateral for Securities Loaned............................               1,194                    550
Cash........................................................                  15                     15
Receivables:
  Dividends and Interest....................................                 109                     79
  Investment Securities Sold................................                   1                     --
  Fund Shares Sold..........................................                   1                     --
                                                                      ----------             ----------
    Total Assets............................................              27,842                 16,272
                                                                      ----------             ----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................               1,194                    550
  Investment Securities Purchased...........................                  43                     --
  Fund Shares Redeemed......................................                  18                      2
Accrued Expenses and Other Liabilities......................                  17                     17
                                                                      ----------             ----------
    Total Liabilities.......................................               1,272                    569
                                                                      ----------             ----------

NET ASSETS..................................................          $   26,570             $   15,703
                                                                      ==========             ==========
SHARES OUTSTANDING, $.01 PAR VALUE (50,000,000 Shares
  Authorized)...............................................           2,604,971              2,189,322
                                                                      ==========             ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....          $    10.20             $     7.17
                                                                      ==========             ==========

Investments at Cost.........................................          $   27,574             $   18,537
                                                                      ==========             ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                                   VA SMALL        VA LARGE        VA INTERNATIONAL
                                                                     VALUE           VALUE              VALUE
                                                                   PORTFOLIO       PORTFOLIO          PORTFOLIO
                                                                   ---------       ---------       ----------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0 and $32
    respectively)...........................................        $  118           $271               $  303
  Interest..................................................             8              6                    7
  Income from Securities Lending............................             6              1                    6
                                                                    ------           ----               ------
      Total Investment Income...............................           132            278                  316
                                                                    ------           ----               ------
EXPENSES
  Investment Advisory Services..............................            73             49                   46
  Accounting & Transfer Agent Fees..........................            15             20                   14
  Custodian Fees............................................             1              2                    6
  Audit Fees................................................             1              1                    1
  Filing Fees...............................................            --              1                   --
  Shareholders' Reports.....................................             3              5                    4
  Other.....................................................             1             --                    1
                                                                    ------           ----               ------
      Total Expenses........................................            94             78                   72
                                                                    ------           ----               ------
  NET INVESTMENT INCOME (LOSS)..............................            38            200                  244
                                                                    ------           ----               ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities Sold....         1,077             17                  (54)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................            --             --                   (4)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............         3,419            156                2,265
  Translation of Foreign Currency Denominated Amounts.......            --             --                    5
                                                                    ------           ----               ------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY................................................         4,496            173                2,212
                                                                    ------           ----               ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................        $4,534           $373               $2,456
                                                                    ======           ====               ======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                               VA INTERNATIONAL       VA SHORT-TERM       VA GLOBAL
                                                                    SMALL                 FIXED             BOND
                                                                  PORTFOLIO             PORTFOLIO         PORTFOLIO
                                                               ----------------       -------------       ---------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $20, $0
    and $0 respectively)................................            $  166                   --                --
  Interest..............................................                 5                $ 364             $ 497
  Income from Securities Lending........................                 8                   --                --
                                                                    ------                -----             -----
      Total Investment Income...........................               179                  364               497
                                                                    ------                -----             -----
EXPENSES
  Investment Advisory Services..........................                32                   31                27
  Accounting & Transfer Agent Fees......................                 8                    6                13
  Custodian Fees........................................                 6                    1                 1
  Audit Fees............................................                 1                    1                 1
  Shareholders' Reports.................................                 2                    4                 2
  Other.................................................                --                    4                 2
                                                                    ------                -----             -----
      Total Expenses....................................                49                   47                46
                                                                    ------                -----             -----
  NET INVESTMENT INCOME (LOSS)..........................               130                  317               451
                                                                    ------                -----             -----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities
    Sold................................................               (64)                 215                77
  Net Realized Gain (Loss) on Foreign Currency
    Transactions........................................                (1)                  --              (300)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........             1,843                 (189)              331
  Translation of Foreign Currency Denominated Amounts...                 4                   --              (158)
                                                                    ------                -----             -----
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY............................................             1,782                   26               (50)
                                                                    ------                -----             -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................            $1,912                $ 343             $ 401
                                                                    ======                =====             =====

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)


                                                 VA SMALL VALUE PORTFOLIO                  VA LARGE VALUE PORTFOLIO
                                              -------------------------------           -------------------------------
                                              SIX MONTHS              YEAR              SIX MONTHS              YEAR
                                                 ENDED                ENDED                ENDED                ENDED
                                                MAY 31,             NOV. 30,              MAY 31,             NOV. 30,
                                                 2002                 2001                 2002                 2001
                                              -----------           ---------           -----------           ---------
                                              (UNAUDITED)                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....             $    38              $   148              $   200              $   466
  Net Realized Gain (Loss) on
    Investment Securities Sold.....               1,077                1,499                   17                 (568)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities.....................               3,419                3,281                  156                2,112
                                                -------              -------              -------              -------

      Net Increase (Decrease) in
        Net Assets Resulting from
        Operations.................               4,534                4,928                  373                2,010
                                                -------              -------              -------              -------

Distributions From:
  Net Investment Income............                (148)                (172)                (478)                (617)
  Net Realized Gains...............              (1,500)              (3,205)                  --               (2,220)
                                                -------              -------              -------              -------
      Total Distributions..........              (1,648)              (3,377)                (478)              (2,837)
                                                -------              -------              -------              -------

Capital Share Transactions (1):
  Shares Issued....................               6,985                4,548                7,570                8,825
  Shares Issued in Lieu of Cash
    Distributions..................               1,648                3,377                  478                2,837
  Shares Redeemed..................              (3,114)              (3,493)              (2,839)              (4,597)
                                                -------              -------              -------              -------

      Net Increase (Decrease) from
        Capital Share
        Transactions...............               5,519                4,432                5,209                7,065
                                                -------              -------              -------              -------

      Total Increase (Decrease)....               8,405                5,983                5,104                6,238

NET ASSETS
  Beginning of Period..............              25,115               19,132               36,634               30,396
                                                -------              -------              -------              -------
  End of Period....................             $33,520              $25,115              $41,738              $36,634
                                                =======              =======              =======              =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................                 570                  409                  598                  673
   Shares Issued in Lieu of Cash
     Distributions.................                 148                  361                   39                  233
   Shares Redeemed.................                (261)                (316)                (226)                (351)
                                                -------              -------              -------              -------
                                                    457                  454                  411                  555
                                                =======              =======              =======              =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                              VA INTERNATIONAL VALUE PORTFOLIO           VA INTERNATIONAL SMALL PORTFOLIO
                                              --------------------------------           --------------------------------
                                              SIX MONTHS               YEAR              SIX MONTHS               YEAR
                                                 ENDED                ENDED                 ENDED                ENDED
                                                MAY 31,              NOV. 30,              MAY 31,              NOV. 30,
                                                 2002                  2001                 2002                  2001
                                              -----------           ----------           -----------           ----------
                                              (UNAUDITED)                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....             $   244               $   412              $   130               $   247
  Net Realized Gain (Loss) on
    Investment Securities Sold.....                 (54)                   60                  (64)                   28
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................                  (4)                   (4)                  (1)                   (1)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency.............               2,265                (2,877)               1,843                (1,013)
  Translation of Foreign Currency
    Denominated Amounts............                   5                     3                    4                     1
                                                -------               -------              -------               -------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations...................               2,456                (2,406)               1,912                  (738)
                                                -------               -------              -------               -------
Distributions From:
  Net Investment Income............                (418)                 (403)                (249)                 (302)
  Net Realized Gains...............                 (59)               (1,176)                 (30)                 (937)
                                                -------               -------              -------               -------
    Total Distributions............                (477)               (1,579)                (279)               (1,239)
                                                -------               -------              -------               -------
Capital Share Transactions (1):
  Shares Issued....................               5,888                15,182                4,412                 4,117
  Shares Issued in Lieu of Cash
    Distributions..................                 477                 1,579                  279                 1,239
  Shares Redeemed..................              (3,038)              (12,544)              (2,404)               (2,963)
                                                -------               -------              -------               -------
    Net Increase (Decrease) from
      Capital Share Transactions...               3,327                 4,217                2,287                 2,393
                                                -------               -------              -------               -------
    Total Increase (Decrease)......               5,306                   232                3,920                   416
NET ASSETS
  Beginning of Period..............              21,264                21,032               11,783                11,367
                                                -------               -------              -------               -------
  End of Period....................             $26,570               $21,264              $15,703               $11,783
                                                =======               =======              =======               =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................                 625                 1,557                  686                   617
   Shares Issued in Lieu of Cash
     Distributions.................                  52                   145                   46                   179
   Shares Redeemed.................                (325)               (1,284)                (383)                 (444)
                                                -------               -------              -------               -------
                                                    352                   418                  349                   352
                                                =======               =======              =======               =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)


                                               VA SHORT-TERM FIXED PORTFOLIO               VA GLOBAL BOND PORTFOLIO
                                              -------------------------------           -------------------------------
                                              SIX MONTHS              YEAR              SIX MONTHS              YEAR
                                                 ENDED                ENDED                ENDED                ENDED
                                                MAY 31,             NOV. 30,              MAY 31,             NOV. 30,
                                                 2002                 2001                 2002                 2001
                                              -----------           ---------           -----------           ---------
                                              (UNAUDITED)                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....             $   317              $   970              $   451              $   765
  Net Realized Gain (Loss) on
    Investment Securities Sold.....                 215                   24                   77                  237
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................                  --                   --                 (300)                  25
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency.............                (189)                 284                  331                  296
  Translation of Foreign Currency
    Denominated Amounts............                  --                   --                 (158)                 (10)
                                                -------              -------              -------              -------
      Net Increase (Decrease) in
        Net Assets Resulting from
        Operations.................                 343                1,278                  401                1,313
                                                -------              -------              -------              -------
Distributions From:
  Net Investment Income............                (924)              (1,155)                (766)              (1,127)
  Net Realized Gains...............                 (13)                  --                 (158)                  --
                                                -------              -------              -------              -------
      Total Distributions..........                (937)              (1,155)                (924)              (1,127)
                                                -------              -------              -------              -------
Capital Share Transactions (1):
  Shares Issued....................               5,771                5,232                4,255                6,528
  Shares Issued in Lieu of Cash
    Distributions..................                 937                1,155                  924                1,127
  Shares Redeemed..................              (1,925)              (3,443)              (1,790)              (3,226)
                                                -------              -------              -------              -------
      Net Increase (Decrease) from
        Capital Share
        Transactions...............               4,783                2,944                3,389                4,429
                                                -------              -------              -------              -------
      Total Increase (Decrease)....               4,189                3,067                2,866                4,615
NET ASSETS
  Beginning of Period..............              23,476               20,409               20,852               16,237
                                                -------              -------              -------              -------
  End of Period....................             $27,665              $23,476              $23,718              $20,852
                                                =======              =======              =======              =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................                 563                  507                  415                  633
   Shares Issued in Lieu of Cash
     Distributions.................                  92                  116                   92                  113
   Shares Redeemed.................                (187)                (332)                (175)                (311)
                                                -------              -------              -------              -------
                                                    468                  291                  332                  435
                                                =======              =======              =======              =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         VA SMALL VALUE PORTFOLIO
                                    -------------------------------------------------------------------
                                    SIX MONTHS    YEAR       YEAR       YEAR        YEAR        YEAR
                                      ENDED       ENDED      ENDED      ENDED      ENDED       ENDED
                                     MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,
                                       2002       2001       2000       1999        1998        1997
-------------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period..........................  $ 11.45      $ 11.01   $  12.78   $  13.11    $  15.45    $  11.75
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....     0.02         0.07       0.10       0.07        0.04        0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....     1.93         2.31       0.58       0.76       (1.27)       3.78
                                    -------      -------   --------   --------    --------    --------
    Total from Investment
      Operations..................     1.95         2.38       0.68       0.83       (1.23)       3.84
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........    (0.07)       (0.10)     (0.07)     (0.04)      (0.06)      (0.03)
  Net Realized Gains..............    (0.68)       (1.84)     (2.38)     (1.12)      (1.05)      (0.11)
                                    -------      -------   --------   --------    --------    --------
    Total Distributions...........    (0.75)       (1.94)     (2.45)     (1.16)      (1.11)      (0.14)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....  $ 12.65      $ 11.45   $  11.01   $  12.78    $  13.11    $  15.45
=======================================================================================================
Total Return......................    17.87%#      25.51%      6.62%      7.10%      (8.45)%     33.02%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).....................  $33,520      $25,115   $ 19,132   $ 19,088    $ 17,832    $ 17,428
Ratio of Expenses to Average Net
  Assets..........................     0.64%*       0.64%      0.68%      0.67%       0.70%       0.71%
Ratio of Net Investment Income to
  Average Net Assets..............     0.26%*       0.63%      0.86%      0.51%       0.32%       0.45%
Portfolio Turnover Rate...........       27%*         19%        42%        47%         23%         21%
-------------------------------------------------------------------------------------------------------

                                                         VA LARGE VALUE PORTFOLIO
                                    ------------------------------------------------------------------
                                    SIX MONTHS     YEAR       YEAR       YEAR       YEAR       YEAR
                                       ENDED       ENDED      ENDED      ENDED      ENDED      ENDED
                                      MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                       2002        2001       2000       1999       1998       1997
----------------------------------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period..........................   $ 12.68      $ 13.02    $ 16.00    $ 16.51    $ 16.08    $ 13.46
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....      0.06         0.16       0.27       0.25       0.24       0.24
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....      0.07         0.72      (0.14)      0.38       1.47       3.07
                                     -------      -------    -------    -------    -------    -------
    Total from Investment
      Operations..................      0.13         0.88       0.13       0.63       1.71       3.31
----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........     (0.17)       (0.27)     (0.25)     (0.07)     (0.24)     (0.23)
  Net Realized Gains..............        --        (0.95)     (2.86)     (1.07)     (1.04)     (0.46)
                                     -------      -------    -------    -------    -------    -------
    Total Distributions...........     (0.17)       (1.22)     (3.11)     (1.14)     (1.28)     (0.69)
----------------------------------
Net Asset Value, End of Period....   $ 12.64      $ 12.68    $ 13.02    $ 16.00    $ 16.51    $ 16.08
==================================
Total Return......................      1.01%#       7.15%      1.52%      4.24%     11.46%     25.72%
----------------------------------
Net Assets, End of Period
  (thousands).....................   $41,738      $36,634    $30,396    $32,282    $30,187    $24,545
Ratio of Expenses to Average Net
  Assets..........................      0.40%*       0.41%      0.45%      0.43%      0.46%      0.48%
Ratio of Net Investment Income to
  Average Net Assets..............      1.02%*       1.33%      2.02%      1.54%      1.49%      1.71%
Portfolio Turnover Rate...........        11%*         13%        29%        52%        23%        20%
----------------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  VA INTERNATIONAL VALUE PORTFOLIO
                                    ------------------------------------------------------------
                                     SIX MONTHS      YEAR        YEAR        YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED       ENDED
                                      MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                        2002         2001        2000        1999        1998
------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
Net Asset Value, Beginning of        $  9.44        $ 11.46     $ 12.73     $ 11.65     $ 10.87
  Period..........................
                                     -------        -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....      0.10           0.20        0.12        0.20        0.19
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....      0.88          (1.36)      (0.29)       1.66        0.91
                                     -------        -------     -------     -------     -------
    Total from Investment
      Operations..................      0.98          (1.16)      (0.17)       1.86        1.10
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........     (0.19)         (0.22)      (0.21)      (0.21)      (0.18)
  Net Realized Gains..............     (0.03)         (0.64)      (0.89)      (0.57)      (0.14)
                                     -------        -------     -------     -------     -------
    Total Distributions...........     (0.22)         (0.86)      (1.10)      (0.78)      (0.32)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....   $ 10.20        $  9.44     $ 11.46     $ 12.73     $ 11.65
================================================================================================
Total Return......................     10.54%#       (11.12)%     (1.68)%     17.21%      10.43%
------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).....................   $26,570        $21,264     $21,032     $23,617     $21,091
Ratio of Expenses to Average Net
  Assets..........................      0.63%*         0.64%       0.66%       0.65%       0.68%
Ratio of Net Investment Income to
  Average Net Assets..............      2.15%*         1.92%       1.71%       1.70%       1.63%
Portfolio Turnover Rate...........         1%*            8%          7%         20%         27%
------------------------------------------------------------------------------------------------

                                    VA INTERNATIONAL VALUE PORTFOLIO   VA INTERNATIONAL SMALL PORTFOLIO
                                    ---------      ------------------------------------------------------------------------
                                      YEAR          SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                      ENDED           ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                    NOV. 30,         MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                      1997             2002         2001        2000        1999        1998        1997
----------------------------------  ---------------------------------------------------------------------------------------
                                                   (UNAUDITED)
Net Asset Value, Beginning of        $ 11.41        $  6.40        $  7.64     $  8.31     $  7.78     $  7.99     $10.48
  Period..........................
                                     -------        -------        -------     -------     -------     -------     ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....      0.17           0.07           0.17        0.15        0.12        0.11       0.09
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....     (0.56)          0.86          (0.58)      (0.53)       1.04       (0.14)     (2.30)
                                     -------        -------        -------     -------     -------     -------     ------
    Total from Investment
      Operations..................     (0.39)          0.93          (0.41)      (0.38)       1.16       (0.03)     (2.21)
----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........     (0.10)         (0.14)         (0.20)      (0.19)      (0.13)      (0.09)     (0.06)
  Net Realized Gains..............     (0.05)         (0.02)         (0.63)      (0.10)      (0.50)      (0.09)     (0.22)
                                     -------        -------        -------     -------     -------     -------     ------
    Total Distributions...........     (0.15)         (0.16)         (0.83)      (0.29)      (0.63)      (0.18)     (0.28)
----------------------------------
Net Asset Value, End of Period....   $ 10.87        $  7.17        $  6.40     $  7.64     $  8.31     $  7.78     $ 7.99
==================================
Total Return......................     (3.45)%        14.84%#        (6.17)%     (4.81)%     16.44%      (0.23)%   (21.54)%
----------------------------------
Net Assets, End of Period
  (thousands).....................   $17,610        $15,703        $11,783     $11,367     $13,308     $12,748     $9,884
Ratio of Expenses to Average Net
  Assets..........................      0.76%          0.79%*         0.77%       0.80%       0.79%       0.90%      0.99%
Ratio of Net Investment Income to
  Average Net Assets..............      1.83%          2.04%*         2.07%       1.95%       1.53%       1.56%      1.32%
Portfolio Turnover Rate...........         8%             3%*            8%         12%         14%         21%         9%
----------------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       VA SHORT-TERM FIXED PORTFOLIO
                                    -------------------------------------------------------------------
                                     SIX MONTHS      YEAR       YEAR       YEAR       YEAR       YEAR
                                       ENDED        ENDED      ENDED      ENDED      ENDED      ENDED
                                      MAY 31,      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                        2002         2001       2000       1999       1998       1997
-------------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period..........................   $ 10.58       $ 10.58    $ 10.42    $ 10.09    $ 10.08    $ 10.08
                                     -------       -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....      0.13          0.45       0.59       0.46       0.53       0.53
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....      0.02          0.15       0.04      (0.02)      0.02         --
                                     -------       -------    -------    -------    -------    -------
    Total from Investment
      Operations..................      0.15          0.60       0.63       0.44       0.55       0.53
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........     (0.42)        (0.60)     (0.47)     (0.10)     (0.53)     (0.53)
  Net Realized Gains..............     (0.01)           --         --      (0.01)     (0.01)        --
  Tax Return of Capital...........        --            --         --         --         --         --
                                     -------       -------    -------    -------    -------    -------
    Total Distributions...........     (0.43)        (0.60)     (0.47)     (0.11)     (0.54)     (0.53)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....   $ 10.30       $ 10.58    $ 10.58    $ 10.42    $ 10.09    $ 10.08
=======================================================================================================
Total Return......................      1.40%#        6.02%      6.30%      4.39%      5.54%      5.46%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).....................   $27,665       $23,476    $20,409    $22,135    $18,467    $15,136
Ratio of Expenses to Average Net
  Assets..........................      0.37%*        0.38%      0.40%      0.40%      0.41%      0.43%
Ratio of Net Investment Income to
  Average Net Assets..............      2.56%*        4.40%      5.72%      4.91%      5.24%      5.44%
Portfolio Turnover Rate...........       204%*          71%        33%        30%        50%        73%
-------------------------------------------------------------------------------------------------------

                                                         VA GLOBAL BOND PORTFOLIO
                                    -------------------------------------------------------------------
                                     SIX MONTHS      YEAR       YEAR       YEAR       YEAR       YEAR
                                       ENDED        ENDED      ENDED      ENDED      ENDED      ENDED
                                      MAY 31,      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                        2002         2001       2000       1999       1998       1997
----------------------------------  -------------------------------------------------------------------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period..........................   $ 10.67       $ 10.68    $ 10.69    $ 10.30    $ 10.69     $11.14
                                     -------       -------    -------    -------    -------     ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....      0.07          0.41       0.78       0.36       0.52       0.42
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....      0.10          0.32      (0.18)      0.04       0.30       0.34
                                     -------       -------    -------    -------    -------     ------
    Total from Investment
      Operations..................      0.17          0.73       0.60       0.40       0.82       0.76
----------------------------------  -------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........     (0.39)        (0.74)     (0.59)     (0.01)     (1.14)     (0.94)
  Net Realized Gains..............     (0.08)           --      (0.02)        --      (0.04)     (0.27)
  Tax Return of Capital...........        --            --         --         --      (0.03)        --
                                     -------       -------    -------    -------    -------     ------
    Total Distributions...........     (0.47)        (0.74)     (0.61)     (0.01)     (1.21)     (1.21)
----------------------------------  -------------------------------------------------------------------
Net Asset Value, End of Period....   $ 10.37       $ 10.67    $ 10.68    $ 10.69    $ 10.30     $10.69
==================================  ===================================================================
Total Return......................      1.75%#        7.29%      5.89%      3.85%      8.44%      7.58%
----------------------------------  -------------------------------------------------------------------
Net Assets, End of Period
  (thousands).....................   $23,718       $20,852    $16,237    $13,153    $10,483     $7,073
Ratio of Expenses to Average Net
  Assets..........................      0.42%*        0.43%      0.47%      0.49%      0.57%      0.65%
Ratio of Net Investment Income to
  Average Net Assets..............      4.11%*        4.09%      4.35%      3.74%      3.65%      4.09%
Portfolio Turnover Rate...........       101%*         159%        85%        44%        37%        58%
----------------------------------  -------------------------------------------------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty-nine portfolios, six of which (the "VA Portfolios") are included in this report. Twenty-nine portfolios are presented in separate reports, and four have not commenced operations. The VA Portfolios are only available through a select group of insurance products.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by VA Small Value Portfolio and VA Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

    Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. INCOME TAXES: It is the VA Portfolios' intention to continue to qualify as regulated investment companies and distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issues existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or "the Advisor") provides investment advisory services to the VA Portfolios. For the six months ended May 31, 2002, the VA Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

VA Small Value Portfolio....................................  0.50 of 1%
VA Large Value Portfolio....................................  0.25 of 1%
VA International Value Portfolio............................  0.40 of 1%
VA International Small Portfolio............................  0.50 of 1%
VA Short-Term Fixed Portfolio...............................  0.25 of 1%
VA Global Bond Portfolio....................................  0.25 of 1%

    Certain officers of the VA Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2002, the VA Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                OTHER INVESTMENT
                                                                   SECURITIES
                                                              --------------------
                                                              PURCHASE     SALES
                                                              ---------   --------
VA Small Value Portfolio....................................   $ 7,113    $ 3,874
VA Large Value Portfolio....................................     6,342      2,130
VA International Value Portfolio............................     3,311        325
VA International Small Portfolio............................     1,647        207
VA Short-Term Fixed Portfolio...............................    15,230     15,400
VA Global Bond Portfolio....................................    12,310     10,624

E. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
VA Small Value Portfolio....................................       $8,659             $(6,055)      $ 2,604
VA Large Value Portfolio....................................        7,488              (7,602)         (114)
VA International Value Portfolio............................        4,324              (5,377)       (1,053)
VA International Small Portfolio............................        2,396              (5,305)       (2,909)
VA Short-Term Fixed Portfolio...............................           80                  (8)           72
VA Global Bond Portfolio....................................          438                (113)          325

    At May 31, 2002, the VA Large Value Portfolio had a capital loss carryforward for federal income tax purposes of approximately $569,000 which expires on November 30, 2009.

F. FINANCIAL INSTRUMENTS:

    In accordance with the VA Portfolios' Investment Objectives and Policies, the VA Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The VA Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The VA Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2002.

    2. FOWARD CURRENCY CONTRACTS: VA Global Bond Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2002, VA Global Bond Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain or loss is reflected in the accompanying financial statements:

                                                                                                                    UNREALIZED
                                                                                                                      FOREIGN
     EXPIRATION                                                                CONTRACT           VALUE AT           EXCHANGE
        DATE                               CURRENCY SOLD                        AMOUNT          MAY 31, 2002        GAIN (LOSS)
---------------------       -------------------------------------------       -----------       -------------       -----------
     06/18/2002             Australian Dollar                                 $1,754,265          $1,710,796         $ (43,469)
     06/18/2002             Canadian Dollar                                    2,043,085           2,011,052           (32,033)
     06/18/2002             British Pounds                                       925,791             922,704            (3,087)
     06/18/2002             Japanese Yen                                         384,452             374,930            (9,522)
     06/18/2002             Swedish Krona                                        743,819             703,927           (39,892)
                                                                              ----------          ----------         ---------
                                                                              $5,851,412          $5,723,409         $(128,003)
                                                                              ==========          ==========         =========

    Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. VA Global Bond Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. For the six months ended May 31, 2002, borrowings under the line were as follows:

                                            WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                             AVERAGE        AVERAGE         DAYS       EXPENSE    BORROWED DURING
                                          INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
                                          -------------   ------------   -----------   --------   ---------------
VA Small Value Portfolio................      2.48%         $109,000          2          $15         $131,000
VA Large Value Portfolio................      2.50%          216,000          2           30          227,000

There were no outstanding borrowings under the line of credit at May 31, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings by the VA portfolios under the line of credit with the international custodian bank for the six months ended May 31, 2002.

H. COMPONENTS OF NET ASSETS:

    At May 31, 2002 net assets consisted of (amounts in thousands):

                                                              VA SMALL    VA LARGE    VA INTERNATIONAL
                                                                VALUE       VALUE          VALUE
                                                              PORTFOLIO   PORTFOLIO      PORTFOLIO
                                                              ---------   ---------   ----------------
Paid-in Capital.............................................   $29,820     $42,228        $27,478
Accumulated Net Investment Income (Loss)....................        22         176            102
Accumulated Net Realized Gain (Loss)........................     1,074        (552)            43
Accumulated Net Realized Foreign Exchange Gain (Loss).......        --          --             (4)
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................     2,604        (114)        (1,052)
Unrealized Net Foreign Exchange Gain (Loss).................        --          --              3
                                                               -------     -------        -------
                                                               $33,520     $41,738        $26,570
                                                               =======     =======        =======

                                                                                 VA SHORT-TERM   VA GLOBAL
                                                              VA INTERNATIONAL       FIXED         BOND
                                                              SMALL PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                              ----------------   -------------   ---------
Paid-in Capital.............................................      $18,608           $27,150       $23,335
Accumulated Net Investment Income (Loss)....................         (195)              227           407
Accumulated Net Realized Gain (Loss)........................          197               215            76
Accumulated Net Realized Foreign Exchange Gain (Loss).......           (1)               --          (300)
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................       (2,909)               73           325
Unrealized Net Foreign Exchange Gain (Loss).................            3                --          (125)
                                                                  -------           -------       -------
                                                                  $15,703           $27,665       $23,718
                                                                  =======           =======       =======

I. SECURITIES LENDING:

    As of May 31, 2002, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Fund, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of May 31, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.74% for the domestic portfolios and 1.79% for the international portfolios. The repurchase agreements within the pooled cash account mature on June 3, 2002. The value of securities on loan to broker/dealers, the cash collateral received from such broker/dealers, the value and cost of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of May 31, 2002 were as follows:

                                      MARKET
                                     VALUE OF         VALUE OF       COST/VALUE OF POOLED   VALUE OF COLLATERAL
                                    SECURITIES     COLLATERAL AND        CASH ACCOUNT         FROM REPURCHASE
                                      ON LOAN     INDEMNIFICATION         INVESTMENT            AGREEMENTS
                                    -----------   ----------------   --------------------   -------------------
VA Small Value Portfolio..........  $  937,893       $1,358,945           $1,358,953             $1,358,945
VA Large Value Portfolio..........     737,789          853,874              853,879                853,874
VA International Value
  Portfolio.......................   1,131,640        1,194,019            1,218,517              1,218,517
VA International Small
  Portfolio.......................     527,573          549,964              561,676                561,676